    As filed with the Securities and Exchange Commission on December 6, 2000
                           Registration No. 333-49224
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ---------------------
                                   FORM N-14

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                             Pre-Effective Amendment No. 1                  [X]

                           Post-Effective Amendment No. ___                 [_]

                       (Check appropriate box or boxes)
                            ________________________

               Exact Name of Registrant as Specified in Charter:

                            WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 552-9612

          Address of Principal Executive Offices, including Zip Code:
                               525 Market Street
                        San Francisco, California 94163
                           __________________________

                     Name and Address of Agent for Service:

                                C. David Messman
                           c/o Wells Fargo Bank, N.A.
                          633 Folsom Street, 7th Floor
                      San Francisco, California 94107-3600

                                With copies to:

                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                    2000 Pennsylvania Ave., N.W., Suite 5500
                            Washington, D.C.  20006
                           __________________________

          No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall become shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            WELLS FARGO FUNDS TRUST
                             CROSS-REFERENCE SHEET

                          Items Required by Form N-14
                          ---------------------------

Letter to Shareholders -- Incorporated by reference to Registration Statement of
-----------------------
Wells Fargo Funds Trust on Form N-14, filed on November 3, 2000 (File No. 333-49224).

Notice of Special Meeting -- Incorporated by reference to Registration Statement
-------------------------
of Wells Fargo Funds Trust on Form N-14, filed on November 3, 2000 (File No. 333-49224).

PART A -- Incorporated by reference to Registration Statement of Wells Fargo
------
Funds Trust on Form N-14, filed on November 3, 2000 (File No. 333-49224).

PART B -- Filed herewith.
-------

PART C -- Filed herewith.

THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

(A) From Post-Effective Amendment No. 9 of Wells Fargo Funds Trust, filed February 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated February 1, 2000, as supplemented on September 29, 2000, describing the Wells Fargo Growth Fund.

(B) From Post-Effective Amendment No. 9 of Wells Fargo Funds Trust, filed February 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated February 1, 2000, describing the Wells Fargo Asset Allocation Fund.

(C) From Post-Effective Amendment No. 17 of Wells Fargo Funds Trust, filed November 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated November 1, 2000, describing the Wells Fargo National Tax-Free Fund.

(D) From Post-Effective Amendment No. 15 of Wells Fargo Funds Trust, filed October 2, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated October 1, 2000, describing the Wells Fargo Income Fund and the Wells Fargo Stable Income Fund.

(E) The audited financial statements and related independent auditors' reports for the Wells Fargo Growth Fund, contained in the Annual Reports for the fiscal year ended September 30, 2000, as filed with the SEC on November 30, 2000.

(F) The audited financial statements and related independent auditors' reports for the Wells Fargo Asset Allocation Fund, contained in the Annual Reports for the fiscal year ended September 30, 2000, as filed with the SEC on November 30, 2000.

(G) The audited financial statements and related independent auditors' reports for the Wells Fargo National Tax-Free Fund, contained in the Annual Reports for the fiscal year ended June 30, 2000, as filed with the SEC on August 29, 2000.

(H) The audited financial statements and related independent auditors' reports for the Wells Fargo Income Fund and Wells Fargo Stable Income Fund, contained in the Annual Reports for the fiscal year ended May 31, 2000, as filed with the SEC on August 2, 2000.

(I) From Post-Effective Amendment No. 17 of The Achievement Funds Trust, filed May 30, 2000 (SEC File No. 333-26205; 811-5712): the Prospectus and
     Statement of Additional Information dated June 1, 2000, describing the Funds of the Achievement Funds Trust.

(J) The audited financial statements and related independent auditors' reports for the Funds of The Achievement Funds Trust, contained in the Annual Reports for the fiscal year ended January 31, 2000, as filed with the SEC on March 28, 2000.

                                EXPLANATORY NOTE

     This Pre-Effective Amendment Number 1 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") on Form N-14 hereby incorporates Part A and portions of Part C of the Registration Statement by reference to the Trust's Registration Statement on Form N-14, filed November 3, 2000. This Pre-Effective Amendment is being filed to add certain disclosure to the pro forma financial statements in Part B and to add an auditor's consent to Part C of the Registration Statement.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                               December 20, 2000

                          THE ACHIEVEMENT FUNDS TRUST
                           ONE FREEDOM VALLEY DRIVE
                           OAKS, PENNSYLVANIA  19456

                    February 8, 2001 Special Meeting of the
                  Shareholders of the Achievement Funds Trust

     This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated December 20, 2000, for the Special Meeting of Shareholders of the Achievement Funds
Trust to be held on February 8, 2001. The Proxy Statement/Prospectus may be obtained without charge by calling 1-800-522-9612 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

 Incorporation of Documents by Reference in Statement of Additional Information

     This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

     (1) The SAI for the Wells Fargo Growth Fund, dated February 1, 2000, the SAI for the Wells Fargo Asset Allocation Fund, dated February 1, 2000, the SAI for the Wells Fargo National Tax-Free Fund, dated November 1, 2000, and the SAI for the Wells Fargo Income and Wells Fargo Stable Income Funds, dated October 1, 2000.

     (2)  The SAI for the Achievement Funds dated June 1, 2000.

     (3) Report of Independent Auditors and audited annual report financial statements of the Achievement Funds as of January 31, 2000.

     (4) Unaudited semi-annual report financial statements of the Achievement Funds dated as of July 31, 2000.

     (5) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Growth Fund as of September 30, 2000.


     (6) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Asset Allocation Fund as of September 30, 2000.

     (7) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo National Tax-Free Fund as of June 30, 2000.

     (8) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Income and Wells Fargo Stable Income Funds as of May 31, 2000.

     (9) Unaudited pro forma combined financial information: (a) as of September 30, 2000 for the Wells Fargo Growth Fund/Achievement Equity Fund Reorganization and the Wells Fargo Asset Allocation Fund/Achievement Balanced Fund Reorganization; (b) as of June 30, 2000 for the Wells Fargo National Tax-Free Fund/Achievement Municipal Bond Fund/Achievement Idaho Municipal Bond Fund Reorganization; and (c) as of May 31, 2000 for the Wells Fargo Income Fund/Achievement Intermediate Term Bond Fund Reorganization and the Wells Fargo Stable Income Fund/Achievement Short Term Bond Fund Reorganization. The pro forma financial statements give effect to the Reorganization as if it had occurred for the periods presented.

                               Table of Contents


General Information............................................   B-4
Pro-Forma Financial Statements and Schedules...................   B-5
Notes to Pro Forma Financial Statements........................   B-20

General Information

          This SAI relates to the reorganization of the six funds of The Achievement Funds Trust listed below, which we refer to as the Achievement Funds, with the five funds of Wells Fargo Funds Trust listed below, which we refer to as the Wells Fargo Funds.

====================================================================================
       Achievement Funds                               Wells Fargo Funds
------------------------------------------------------------------------------------
          Equity Fund                                     Growth Fund
------------------------------------------------------------------------------------
         Balanced Fund                               Asset Allocation Fund
------------------------------------------------------------------------------------
      Municipal Bond Fund                           National Tax-Free Fund
------------------------------------------------------------------------------------
   Idaho Municipal Bond Fund                        National Tax-Free Fund
------------------------------------------------------------------------------------
  Intermediate Term Bond Fund                             Income Fund
------------------------------------------------------------------------------------
      Short Term Bond Fund                            Stable Income Fund
------------------------------------------------------------------------------------

     The reorganization of each Achievement Fund will involve the following three steps:

 .    the transfer of the assets and liabilities of the Achievement Fund to its corresponding Wells Fargo Fund in exchange for shares of the same class of the Wells Fargo Fund having equivalent value to the net assets transferred;

 .    the pro rata distribution of the same class of shares of the Wells Fargo
     Fund to the shareholders of record of the Achievement Fund as of the effective date of the reorganization in full redemption of all shares of the Achievement Fund; and

 .    the liquidation and termination of the Achievement Funds.

     As a result of the reorganization, shareholders of each Achievement Fund will hold shares of the same class of the corresponding Wells Fargo Fund having the same total value as the shares of the Achievement Fund that they held immediately before the reorganization. If a majority of the shares of one of the Achievement Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Achievement Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

     For further information about the transaction, see the Proxy
Statement/Prospectus.

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2000 (Note 1) (Unaudited)
($000's)

                                                                                                             Wells Fargo
                                                                                                             Growth Fund
                                                         Wells Fargo       Achievement       Pro Forma        Pro Forma
                                                         Growth Fund       Equity Fund       Adjustments      Combined
                                                         -----------       -----------       -----------     -----------
ASSETS
Investments:
     In securities, at market value (see cost below)     $   434,726       $   323,384                        $ 758,110
     Cash                                                         11                 0                               11
     Collateral for securities loaned                         71,402                 0                           71,402
Receivables:
     Dividends, interest, other receivables                      168               132                              300
     Fund shares sold                                            957                67                            1,024
     Investment securities sold                                  584             3,454                            4,038
Prepaid expenses and other assets                                 60                75                              135
Total Assets                                                 507,908           327,112                          835,020
LIABILITIES
Payables:
     Securities loaned                                        71,402                 0                           71,402
     Investment securities purchased                             912             3,346                            4,258
     Fund shares redeemed                                      1,594               193                            1,787
     Due to distributor                                          212                 0                              212
     Due to advisor and affiliates                               323                 0                              323
     Other                                                       432               315                              747
Total Liabilities                                             74,875             3,854                           78,729
TOTAL NET ASSETS                                         $   433,033       $   323,258                        $ 756,291

Net assets consist of:
     Paid-in capital                                     $   229,372       $   188,448          (115) (2)     $ 417,705
     Undistributed net investment (loss)                      (1,723)             (115)          115  (2)        (1,723)
     Undistributed net realized gain income
         (loss) on investments                               92,349            26,640                           118,989
     Net unrealized appreciation
         (depreciation) of investments                       113,035           108,285                          221,320
TOTAL NET ASSETS                                         $   433,033       $   323,258                        $ 756,291

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                     $   311,038       $    13,218                        $ 324,256
Shares outstanding - Class A                                  13,632               669           (90) (3)        14,211
Net asset value per share - Class A                      $     22.82       $     19.76                        $   22.82
Maximum offering price per share - Class A               $     24.21       $     20.69                        $   24.21
Net assets - Class B                                     $    69,434       $     2,987                        $  72,421
Shares outstanding - Class B                                   4,349               154            33  (3)         4,536
Net asset value and offering price per
     share - Class B                                     $     15.96       $     19.42                        $   15.96
Net assets - Institutional Class                              52,561           307,053                        $ 359,614
Shares outstanding - Institutional Class                       1,961            15,456         (4000) (3)        13,417
Net asset value and offering price per
     share - Institutional Class                         $     26.80       $     19.87                        $   26.80

INVESTMENT AT COST                                       $   321,691       $   215,099                        $ 536,790

--------------------------------------------------------------------------------
(1) The information presented for the Achievement Equity Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of September 30, 2000.

(2) To reclass to paid-in capital the accumulated net investment loss of the Achievement Equity Fund, because it cannot be carried over to the Wells Fargo Growth Fund.

(3)  Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000 (Note 1)
(Unaudited)
($000's)

                                                                                                                     Wells Fargo
                                                                                                                     Growth Fund
                                                           Wells Fargo         Achievement        Pro Forma           Pro Forma
                                                           Growth Fund         Equity Fund       Adjustments          Combined
                                                           -----------         -----------       -----------         -----------
INVESTMENT INCOME
   Dividends                                                $   3,608           $   2,379                            $   5,987
   Interest                                                       506                 315                                  821
   Securities lending income                                      114                   0                                  114
Total Investment Income                                         4,228               2,694                                6,922

EXPENSES
   Advisory fees                                                3,372               2,267           136   (2)            5,775
   Administration fees                                            698                 613          (156)  (2)            1,155
   Custody fees                                                    92                  58   *         4   (2)              154
   Shareholder servicing fees                                   1,043                   0            12   (2)            1,055
   Portfolio accounting fees                                       83                   0            40   (2)              123
   Transfer agency fees                                           826                   0           546   (2)            1,372
   Distribution fees                                              537                  62   **      (38)  (2)              561
   Legal and audit fees                                            70                  50           (33)  (2)               87
   Registration fees                                               63                  81           (39)  (2)              105
   Director's fees                                                  5                  19           (19)  (2)                5
   Shareholder reports                                            102                  45             0   (2)              147
   Other                                                           45                  18             0   (2)               63
Total Expenses                                                  6,936               3,213           453                 10,602
Less:
      Waived fees and reimbursed expenses fees                 (1,256)               (393)         (186)  (2)           (1,835)

Net expenses                                                    5,680               2,820           267                  8,767
NET INVESTMENT INCOME (LOSS)                                   (1,452)               (126)         (267)                (1,845)

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
   Net realized gain (loss) on sale of
         investments                                           93,818              33,790                              127,608
   Net change in unrealized appreciation
         or depreciation of invesments                        (28,752)             18,192                              (10,560)
Net Gain (Loss) on Investments                                 65,066              51,982                              117,048
NET INCREASE(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                $  63,614           $  51,856          (267)             $ 115,203

--------------------------------------------------------------------------------
*    Includes transfer agency fees
**   Includes shareholder servicing fees
(1) The information presented for the Achievement Equity Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended September 30, 2000.

(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of September 30, 2000 (Unaudited) (Note 1)

              Shares                   Security Name                                            Market Value (000's)
-------------------------------------                                                -----------------------------------------------
                            WF Growth
                            Fund                                                                                     WF Growth Fund
  WF Growth   Achievement   Pro Forma                                                                   Achievement    Pro Forma
       Fund   Equity Fund   Combined   COMMON STOCK                                    WF Growth Fund   Equity Fund    Combined
                                       AMUSEMENT & RECREATION SERVICES
$    93,500   $         0   $ 93,500   Walt Disney Company                             $      3,576     $         0   $    3,576

                                       APPAREL & ACCESSORY STORES
     58,200             0     58,200   Kohl's Corporation                                     3,357               0        3,357

                                       BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                                       MOBILE HOME DEALERS
     82,500       150,000    232,500   Home Depot Incorporated                                4,378           7,763       12,141
     43,400             0     43,400   Lowe's Companies Incorporated                          1,948               0        1,948
                                                                                     -----------------------------------------------
                                                                                              6,326           7,763       14,089

                                       BUSINESS SERVICES
     82,258       100,000    182,258   America Online Incorporated                            4,421           5,331        9,752
     52,500             0     52,500   Commerce One Incorporated                              4,121               0        4,121
     66,500             0     66,500   Interpublic Group of Companies Incorporated            2,265               0        2,265
    202,669       150,000    352,669   Microsoft Corporation                                 12,211          10,472       22,683
    108,500       176,331    284,831   Oracle Corporation                                     8,544          13,258       21,802
     58,304        80,000    138,304   Sun Microsystems Incorporated                          6,807           8,435       15,242
     15,000             0     15,000   TIBCO Software Incorporated                            1,266               0        1,266
     39,575             0     39,575   VERITAS Software Corporation                           5,620               0        5,620
          0        61,000     61,000   Yahoo                                                      0           7,850        7,850
                                                                                     -----------------------------------------------
                                                                                             45,255          45,346       90,601

                                       CHEMICALS & ALLIED PRODUCTS
     64,127       100,000    164,127   Abbott Laboratories                                    3,050           4,162        7,212
     59,400             0     59,400   Clorox Company                                         2,350               0        2,350
    103,000             0    103,000   Colgate-Palmolive Company                              4,862               0        4,862
     37,711             0     37,711   Eli Lilly & Company                                    3,059               0        3,059
     13,000             0     13,000   Genentech Incorporated                                 2,414               0        2,414
     59,076             0     59,076   Gillette Company                                       1,824               0        1,824
     48,425        45,000     93,425   Johnson & Johnson                                      4,549           4,188        8,737
     72,152        90,000    162,152   Merck & Company Incorporated                           5,371           6,452       11,823
    231,751       180,000    411,751   Pfizer Incorporated                                   10,414           7,763       18,177
     24,500        75,000     99,500   Pharmacia Corporation                                  1,475           4,106        5,581
     50,500             0     50,500   Praxair Incorporated                                   1,887               0        1,887
     38,244             0     38,244   Procter & Gamble Company                               2,562               0        2,562
     52,725       100,000    152,725   Schering-Plough Corporation                            2,452           4,319        6,771
          0        45,000     45,000   Amgen                                                      0           2,922        2,922
          0        60,000     60,000   Guidant                                                    0           3,383        3,383
                                                                                     -----------------------------------------------
                                                                                             46,269          37,295       83,564

                                       COMMUNICATIONS
     88,500             0     88,500   360networks Incorporated                               1,737               0        1,737
     57,200             0     57,200   Clear Channel Communications Incorporated              3,232               0        3,232
     42,500             0     42,500   Nextel Communications Incorporated                     1,987               0        1,987
     75,500             0     75,500   NEXTLINK Communications Incorporated                   2,657               0        2,657
     56,000       190,000    246,000   Qwest Communications International Incorporated+       2,692           8,918       11,610
    141,204       107,000    248,204   SBC Communications Incorporated                        7,060           4,554       11,614
    110,500       187,500    298,000   WorldCom Incorporated                                  3,356           7,324       10,680
          0       150,000    150,000   AT&T                                                       0           4,641        4,641
                                                                                     -----------------------------------------------
                                                                                             22,721          25,437       48,158

                                       DEPOSITORY INSTITUTIONS
     77,751       120,000    197,751   Chase Manhattan Corporation                            3,591           5,962        9,553
    276,132       100,000    376,132   Citigroup Incorporated                                14,928           7,056       21,984
     28,750             0     28,750   Fifth Third Bancorp                                    1,549               0        1,549
     25,000             0     25,000   Golden West Financial Corporation                      1,341               0        1,341
     24,650             0     24,650   State Street Corporation                               3,205               0        3,205
          0       100,000    100,000   Wells Fargo                                                0           4,131        4,131
                                                                                     -----------------------------------------------
                                                                                             24,614          17,149       41,763

                                       EATING & DRINKING PLACES
     66,864             0     66,864   McDonald's Corporation                                 2,018               0        2,018

                                       ELECTRIC, GAS & SANITARY SERVICES
    182,600             0    182,600   AES Corporation                                       12,508               0       12,508
     29,000             0     29,000   Southern Energy Incorporated                             910               0          910
     47,830             0     47,830   Williams Companies Incorporated                        2,021               0        2,021
                                                                                     -----------------------------------------------
                                                                                             15,439               0       15,439

                                       ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                                       COMPONENTS, EXCEPT COMPUTER EQUIPMENT
     40,900             0     40,900   Celestica Incorporated                                 2,832               0        2,832
    390,726       300,000    690,726   General Electric Company                              22,540          15,431       37,971
    250,032       220,000    470,032   Intel Corporation                                     10,408          14,685       25,093
     77,800       100,000    177,800   JDS Uniphase Corporation                               7,367          11,813       19,180
     24,000             0     24,000   Micron Technology Incorporated                         1,104               0        1,104
     34,300             0     34,300   Network Appliance Incorporated                         4,369               0        4,369
    219,372       112,000    331,372   Nortel Networks Corporation                           13,066           8,330       21,396
     15,500             0     15,500   PMC-Sierra Incorporated                                3,336               0        3,336
     32,100             0     32,100   Sanmina Corporation                                    3,005               0        3,005
     64,488             0     64,488   Texas Instruments Incorporated                         3,043               0        3,043
     32,000             0     32,000   TyCom Limited                                          1,228               0        1,228
          0       120,000    120,000   Analog Devices                                             0           8,025        8,025
                                                                                     -----------------------------------------------
                                                                                             72,298          58,284      130,582

                                       ENGINEERING, ACCOUNTING, RESEARCH,
                                       MANAGEMENT & RELATED SERVICES
     53,600             0     53,600   Halliburton Company                                    2,623               0        2,623

                                       FOOD & KINDRED PRODUCTS
     72,800             0     72,800   Anheuser-Busch Companies Incorporated                  3,080               0        3,080
    119,020       130,000    249,020   Coca-Cola Company                                      6,561           7,971       14,532
     77,600       120,000    197,600   PepsiCo Incorporated                                   3,570           5,498        9,068
                                                                                     -----------------------------------------------
                                                                                             13,211          13,469       26,680

                                       GENERAL MERCHANDISE STORES
    249,040       180,000    429,040   Target Corporation                                     6,382           5,220       11,602
    173,104       150,000    323,104   Wal-Mart Stores Incorporated                           8,331           8,241       16,572
          0       150,000    150,000   Gap                                                        0           5,372        5,372
                                                                                     -----------------------------------------------
                                                                                             14,713          18,833       33,546

                                       INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                                       EQUIPMENT
    351,960       200,000    551,960   Cisco Systems Incorporated                            19,446          13,087       32,533
    138,236             0    138,236   EMC Corporation                                       13,703               0       13,703
     43,076        40,000     83,076   Hewlett-Packard Company                                4,178           4,367        8,545
     71,482        30,000    101,482   IBM Corporation                                        8,042           3,373       11,415
     36,000             0     36,000   Palm Incorporated                                      1,906               0        1,906
          0       140,000    140,000   Dell Computer                                              0           6,151        6,151
                                                                                     -----------------------------------------------
                                                                                             47,275          26,978       74,253

                                       INSURANCE AGENTS, BROKERS & SERVICE
     18,800             0     18,800   Marsh & McLennan Companies Incorporated                2,496               0        2,496

                                       INSURANCE CARRIERS
    141,031       120,000    261,031   American International Group Incorporated             13,495          10,523       24,018
     54,000             0     54,000   AXA Financial Incorporated                             2,751               0        2,751
     35,000             0     35,000   St. Paul Companies Incorporated                        1,726               0        1,726
                                                                                     -----------------------------------------------
                                                                                             17,972          10,523       28,495

                                       MEASURING, ANALYZING, & CONTROLLING
                                       INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
                                       GOODS
     44,069             0     44,069   Baxter International Incorporated                      3,517               0        3,517
     37,488             0     37,488   Danaher Corporation                                    1,865               0        1,865
     19,402             0     19,402   Medtronic Incorporated                                 1,005               0        1,005
          0        15,256     15,256   Agilent Technologies                                       0             622          622
                                                                                     -----------------------------------------------
                                                                                              6,387             622        7,009

                                       MISCELLANEOUS MANUFACTURING INDUSTRIES
    118,900       133,000    251,900   Tyco International Limited                             6,168           7,115       13,283

                                       MISCELLANEOUS RETAIL
     61,800             0     61,800   Bed Bath & Beyond Incorporated                         1,507               0        1,507
     36,000             0     36,000   Dollar Tree Stores Incorporated                        1,460               0        1,460
                                                                                     -----------------------------------------------
                                                                                              2,967               0        2,967

                                       MOTION PICTURES
     41,000             0     41,000   Time Warner Incorporated                               3,208               0        3,208

                                       NONDEPOSITORY CREDIT INSTITUTIONS
     94,750             0     94,750   Federal National Mortgage Association                  6,775               0        6,775
    106,140             0    106,140   Household International Incorporated                   6,010               0        6,010
                                                                                     -----------------------------------------------
                                                                                             12,785               0       12,785

                                       OIL & GAS EXTRACTION
     83,000             0     83,000   Diamond Offshore Drilling Incorporated                 3,403               0        3,403
     29,000             0     29,000   Enron Corporation                                      2,541               0        2,541
     35,669             0     35,669   Transocean Sedco Forex Incorporated                    2,091               0        2,091
                                                                                     -----------------------------------------------
                                                                                              8,035               0        8,035

                                       PAPER & ALLIED PRODUCTS
     44,600             0     44,600   International Paper Company                            1,279               0        1,279
     18,800       100,000    118,800   Kimberly-Clark Corporation                             1,049           5,744        6,793
                                                                                     -----------------------------------------------
                                                                                              2,328           5,744        8,072

                                       PETROLEUM REFINING & RELATED INDUSTRIES
     36,773             0     36,773   Chevron Corporation                                    3,135               0        3,135
     34,100             0     34,100   Coastal Corporation                                    2,528               0        2,528
    113,952       100,000    213,952   Exxon Mobil Corporation                               10,156           8,000       18,156
     70,216             0     70,216   Royal Dutch Petroleum Company NY Shares ADR            4,208               0        4,208
          0        85,000     85,000   Texaco                                                     0           4,202        4,202
                                                                                     ----------------------------------------------
                                                                                             20,027          12,202       32,229

                                       PRIMARY METAL INDUSTRIES
    107,764             0    107,764   Alcoa Incorporated                                    2,728               0        2,728

                                       PRINTING, PUBLISHING & ALLIED INDUSTRIES
     35,196             0     35,196   Viacom Incorporated Class B                           2,059               0        2,059
          0       100,000    100,000   McGraw-Hill                                               0           5,944        5,944
                                                                                      ----------------------------------------------
                                                                                             2,059           5,944        8,003

                                       SECURITY & COMMODITY BROKERS, DEALERS,
                                       EXCHANGES & SERVICES
     25,500             0     25,500   Franklin Resources Incorporated                       1,133               0        1,133
     22,000             0     22,000   Goldman Sachs Group Incorporated                      2,507               0        2,507
     45,600             0     45,600   Merrill Lynch & Company Incorporated                  3,010               0        3,010
     52,116       100,000    152,116   Morgan Stanley Dean Witter & Company                  4,765           9,125       13,890
          0       105,000    105,000   American Express                                          0           5,952        5,952
          0       170,000    170,000   Capital One Financial                                     0           9,966        9,966
          0        21,630     21,630   Fannie Mae                                                0           1,079        1,079
                                                                                      ----------------------------------------------
                                                                                            11,415          26,122       37,537

                                       STONE, CLAY, GLASS & CONCRETE PRODUCTS
     27,500             0     27,500   Corning Incorporated                                  8,167               0        8,167

                                       TRANSPORTATION EQUIPMENT
     41,600             0     41,600   United Technologies Corporation                       2,881               0        2,881

                                       TOTAL COMMON STOCK                                  429,318         318,826      748,144


         PRINCIPAL (000's)
----------------------------------
                                       SHORT-TERM INSTRUMENTS
                                       Goldman Sachs Repurchase Agreement - 102%
      5,408             0      5,408   Collateralized by U.S. Government Securities          5,408               0        5,408
          0         4,470      4,470   SEI Daily Income Trust Money Market Portfolio             0           4,470        4,470
          0            88         88   SEI Daily Income Trust Prime Obligation
                                         Portfolio                                               0              88           88
                                                                                      ----------------------------------------------
                                                                                             5,408           4,558        9,966

                                       TOTAL INVESTMENTS, AT MARKET VALUE              $   434,726      $  323,384   $  758,110

                                       TOTAL INVESTMENTS, AT COST                      $   321,691      $  215,099   $  536,790

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2000 (Note 1) (Unaudited)
($000's)

                                                                                                                Wells Fargo Asset
                                                                                                                Allocation Fund
                                                        Wells Fargo Asset     Achievement        Pro Forma          Pro Forma
                                                         Allocation Fund     Balanced Fund      Adjustments         Combined
                                                        -----------------    -------------      -----------    ------------------
ASSETS
Investments:
    In securities, at market value (see cost below)      $   1,889,506        $   213,168                       $  2,102,674
    Cash                                                             5                  0                                  5
Receivables:
    Dividends, interest, other receivables                       9,920              1,284                             11,204
    Fund shares sold                                             3,522                  0                              3,522
    Investment securities sold                                      14              2,090                              2,104
Prepaid expenses and other assets                                   27                 16                                 43
Total Assets                                                 1,902,994            216,558                          2,119,552
LIABILITIES
Payables:
    Investment securities purchased                                  0              1,360                              1,360
    Fund shares redeemed                                         2,059                150                              2,209
    Due to distributor                                           1,325                  0                              1,325
    Due to advisor and affiliates                                1,360                  0                              1,360
    Other                                                          634                255                                889
Total Liabilities                                                5,378              1,765                              7,143
TOTAL NET ASSETS                                         $   1,897,616        $   214,793                       $  2,112,409

Net assets consist of:
    Paid-in capital                                          1,497,207        $   151,585                       $  1,648,792
    Undistributed net investment income (loss)                     619                 39                                658
    Undistributed net realized gain (loss)
      on investments                                           123,223             12,995                            136,218
    Net unrealized appreciation (depreciation)
      of investments                                           276,567             50,174                            326,741
TOTAL NET ASSETS                                         $   1,897,616        $   214,793                       $  2,112,409

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                     $   1,266,357        $     3,542                       $  1,269,899
Shares outstanding - Class A                                    51,975                242         (97) (2)            52,120
Net asset value per share - Class A                      $       24.36        $     14.63                       $      24.36
Maximum offering price per share - Class A               $       25.85        $     15.32                       $      25.85
Net assets - Class B                                     $     577,526        $     2,009                       $    579,535
Shares outstanding - Class B                                    39,088                138          (2) (2)            39,224
Net asset value and offering price per
   share - Class B                                       $       14.78        $     14.60                       $      14.78
Net assets - Class C                                     $      32,911                                          $     32,911
Shares outstanding - Class C                                     2,221                                                 2,221
Net asset value and offering price per
   share - Class C                                       $       14.82                                          $      14.82
Net assets - Institutional Class                         $      20,822        $   209,242                       $    230,064
Shares outstanding - Institutional Class                           854             14,278      (5,693) (2)             9,439
Net asset value and offering price per
   share - Institutional Class                           $       24.37        $     14.66                       $      24.37

INVESTMENT AT COST                                       $   1,612,895        $   162,994                       $  1,775,889
------------------------------------------------------------------------------------------------------------------------------------

(1) The information presented for the Achievement Balanced Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of September 30, 2000.

(2) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000 (Note 1) (Unaudited)
($000's)

                                                                                                                 Wells Fargo Asset
                                                                                                                  Allocation Fund
                                                        Wells Fargo Asset     Achievement        Pro Forma           Pro Forma
                                                         Allocation Fund     Balanced Fund      Adjustments          Combined
                                                        -----------------    -------------      -----------    -------------------
INVESTMENT INCOME
  Dividends                                              $  13,563           $   1,251                              $ 14,814
  Interest                                                  47,883               4,630                                52,513
Total Investment Income                                     61,446               5,881                                67,327

EXPENSES
  Advisory fees                                             14,567               1,627                969 (2)         17,163
  Administration fees                                        2,895                 440               (117)(2)          3,218
  Custody fees                                                   0                  55 *              (55)(2)              0
  Shareholder servicing fees                                 2,289                   0                  0 (2)          2,289
  Portfolio accounting fees                                    191                   0                  0 (2)            191
  Transfer agency fees                                       2,336                   0                266 (2)          2,602
  Distribution fees                                          4,307                  30 **              (3)(2)          4,334
  Legal and audit fees                                         123                  54                (23)(2)            154
  Registration fees                                             92                  74                (64)(2)            102
  Directors' fees                                                5                  15                (15)(2)              5
  Shareholder reports                                          235                  38                (11)(2)            262
  Other                                                        268                  16                  0 (2)            284
Total Expenses                                              27,308               2,349                947             30,604
Less:
     Waived fees and reimbursed expenses fees               (3,915)               (341)              (752)(2)         (5,008)
Net expenses                                                23,393               2,008                195             25,596
NET INVESTMENT INCOME (LOSS)                                38,053               3,873               (195)            41,731

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain (loss) on sale of investments          127,664              18,887                               146,551
  Net change in unrealized appreciation or
     depreciation of investments                            45,590               2,964                                48,554
Net Gain (Loss) on Investments                             173,254              21,851                               195,105
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             $   211,307           $  25,724               (195)          $236,836
----------------------------------------------------------------------------------------------------------------  ----------

*  Includes transfer agency fees
** Includes shareholder servicing fees
(1) The information presented for the Achievement Balanced Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended September 30, 2000.
(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]


WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of September 30, 2000 (Unaudited) (Note 1)

                 Shares                                                                              Market Value ($000's)
-------------------------------------------------                                     ----------------------------------------------
                                     WF Asset                                                                              WF Asset
                                     Allocation                                                                           Allocation
                                       Fund                                                                                  Fund
WF Asset Allocation    Achievement  Pro Forma                                         WF Asset Allocation    Achievement   Pro Forma
               Fund  Balanced Fund   Combined  Security Name                                         Fund  Balanced Fund    Combined
                                               COMMON STOCK
                                               AGRICULTURAL PRODUCTION-CROPS
$            31,267  $           0  $  31,267  Nabisco Group Holdings Corporation         $           891  $           0  $      891

                                               AMUSEMENT & RECREATION SERVICES
             11,728              0     11,728  Harrah's Entertainment Incorporated                    323              0         323
            199,215         49,000    248,215  Walt Disney Company                                  7,620          1,896       9,516
                                                                                      ----------------------------------------------
                                                                                                    7,943          1,896       9,839
                                               APPAREL & ACCESSORY STORES
             81,556         40,000    121,556  Gap Incorporated                                     1,641          1,433       3,074
             31,256              0     31,256  Kohl's Corporation                                   1,803              0       1,803
             41,224              0     41,224  Limited Incorporated                                   910              0         910
             12,910              0     12,910  Nordstrom Incorporated                                 201              0         201
                                                                                      ----------------------------------------------
                                                                                                    4,555          1,433       5,988

                                               APPAREL & OTHER FINISHED PRODUCTS
                                               MADE FROM FABRICS & SIMILAR MATERIALS
              5,262              0      5,262  Liz Claiborne Incorporated                             202              0         202
             10,931              0     10,931  V F Corporation                                        270              0         270
                                                                                      ----------------------------------------------
                                                                                                      472              0         472

                                               AUTOMOTIVE DEALERS & GASOLINE SERVICE
                                               STATIONS
             12,846              0     12,846  Autozone Incorporated                                  291              0         291

                                               AUTOMOTIVE REPAIR, SERVICES & PARKING
              5,751              0      5,751  Ryder System Incorporated                              106              0         106

                                               BUILDING CONSTRUCTION-GENERAL
                                               CONTRACTORS & OPERATIVE BUILDERS
              5,729              0      5,729  Centex Corporation                                     184              0         184
              4,656              0      4,656  Kaufman & Broad Home Corporation                       125              0         125
              3,970              0      3,970  Pulte Corporation                                      131              0         131
                                                                                      ----------------------------------------------
                                                                                                      440              0         440

                                               BUILDING MATERIALS, HARDWARE,
                                               GARDEN SUPPLY & MOBILE HOME DEALERS
            221,804         70,500    292,304  Home Depot Incorporated                             11,769          3,648      15,417
             36,667              0     36,667  Lowe's Companies Incorporated                        1,645              0       1,645
             15,720              0     15,720  Sherwin-Williams Company                               336              0         336
                                                                                      ----------------------------------------------
                                                                                                   13,750          3,648      17,398

                                               BUSINESS SERVICES
             11,461              0     11,461  Adobe Systems Incorporated                           1,779              0       1,779
            220,228         50,000    270,228  America Online Incorporated                         11,837          2,666      14,503
              5,630              0      5,630  Autodesk Incorporated                                  143              0         143
             60,129              0     60,129  Automatic Data Processing
                                                Incorporated                                        4,021              0       4,021
             23,432              0     23,432  BMC Software Incorporated                              448              0         448
             17,526              0     17,526  Cabletron Systems Incorporated                         515              0         515
             69,121              0     69,121  Cendant Corporation                                    752              0         752
             13,934              0     13,934  Ceridian Corporation                                   391              0         391
             17,756              0     17,756  Citrix Systems Incorporated                            356              0         356
             56,423              0     56,423  Computer Associates International
                                                Incorporated                                        1,421              0       1,421
             16,093              0     16,093  Computer Sciences Corporation                        1,195              0       1,195
             34,549              0     34,549  Compuware Corporation                                  289              0         289
             14,750              0     14,750  Convergys Corporation                                  573              0         573
              6,983              0      6,983  Deluxe Corporation                                     142              0         142
             12,446              0     12,446  Ecolab Incorporated                                    449              0         449
             44,636              0     44,636  Electronic Data Systems Corporation                  1,852              0       1,852
             13,532              0     13,532  Equifax Incorporated                                   365              0         365
             39,549              0     39,549  First Data Corporation                               1,545              0       1,545
             28,534              0     28,534  IMS Health Incorporated                                592              0         592
             28,894              0     28,894  Interpublic Group of Companies
                                                Incorporated                                          984              0         984
             27,067              0     27,067  McKesson HBOC Incorporated                             827              0         827
              7,600              0      7,600  Mercury Interactive Corporation                      1,191              0       1,191
            503,931         69,800    573,731  Microsoft Corporation                               30,362          4,873      35,235
              9,095              0      9,095  NCR Corporation                                        344              0         344
             31,649              0     31,649  Novell Incorporated                                    315              0         315
             17,082              0     17,082  Omnicom Group Incorporated                           1,246              0       1,246
            269,763         83,200    352,963  Oracle Corporation                                  21,244          6,256      27,500
             26,513              0     26,513  Parametric Technology Company                          290              0         290
             26,460              0     26,460  PeopleSoft Incorporated                                739              0         739
             11,300              0     11,300  Sapient Corporation                                    460              0         460
             38,700              0     38,700  Siebel Systems Incorporated                          4,308              0       4,308
            152,109         36,000    188,109  Sun Microsystems Incorporated                       17,759          3,796      21,555
             29,870              0     29,870  Unisys Corporation                                     336              0         336
             37,507              0     37,507  VERITAS Software Corporation                         5,326              0       5,326
             52,120         30,200     82,320  Yahoo! Incorporated                                  4,743          3,886       8,629
              6,880              0      6,880  Young & Rubicam Incorporated                           341              0         341
                                                                                      ----------------------------------------------
                                                                                                  119,480         21,477     140,957

                                               CHEMICALS & ALLIED PRODUCTS

            148,511         35,000    183,511  Abbott Laboratories                                  7,063          1,457       8,520
             21,948              0     21,948  Air Products and Chemicals
                                                Incorporated                                          790              0         790
              5,379              0      5,379  Alberto Culver Company                                 155              0         155
             11,036              0     11,036  ALZA Corporation                                       955              0         955
            125,083              0    125,083  American Home Products Corporation                   7,075              0       7,075

             98,479         23,000    121,479  Amgen Incorporated                                   6,877          1,494       8,371
             22,771              0     22,771  Avon Products Incorporated                             931              0         931
             14,259              0     14,259  Biogen Incorporated                                    870              0         870
            188,721              0    188,721  Bristol-Myers Squibb Company                        10,781              0      10,781
             22,476              0     22,476  Clorox Company                                         889              0         889
             55,268              0     55,268  Colgate-Palmolive Company                            2,609              0       2,609
             64,868              0     64,868  Dow Chemical Company                                 1,618              0       1,618
            100,366              0    100,366  E I du Pont de Nemours & Company                     4,159              0       4,159
              7,340              0      7,340  Eastman Chemical Company                               271              0         271
            108,288              0    108,288  Eli Lilly & Company                                  8,785              0       8,785
              2,914              0      2,914  FMC Corporation                                        195              0         195
            100,123              0    100,123  Gillette Company                                     3,091              0       3,091
              5,252              0      5,252  Great Lakes Chemical Corporation                       154              0         154
              9,841              0      9,841  International Flavors & Fragrances                     179              0         179
                                                Incorporated
            133,374         15,000    148,374  Johnson & Johnson                                   12,529          1,396      13,925
             20,000              0     20,000  MedImmune Incorporated                               1,545              0       1,545
            220,414         58,000    278,414  Merck & Company Incorporated                        16,407          4,158      20,565
            603,506         39,000    642,506  Pfizer Incorporated                                 27,120          1,682      28,802
            122,024         30,000    152,024  Pharmacia Corporation                                7,344          1,643       8,987
             16,659              0     16,659  PPG Industries Incorporated                            661              0         661
             15,132              0     15,132  Praxair Incorporated                                   565              0         565
            125,358              0    125,358  Procter & Gamble Company                             8,399              0       8,399
             20,853              0     20,853  Rohm & Haas Company                                    606              0         606
            140,389         50,000    190,389  Schering-Plough Corporation                          6,528          2,159       8,687
              8,145              0      8,145  Sigma Aldrich                                          269              0         269
             12,928              0     12,928  Union Carbide Corporation                              488              0         488
              6,543              0      6,543  W R Grace & Company                                     45              0          45
              9,753              0      9,753  Watson Pharmaceuticals Incorporated                    633              0         633
                                                                                      ----------------------------------------------
                                                                                                  140,586         13,989     154,575

                                               COMMUNICATIONS

             64,740              0     64,740  ADC Telecommunications Incorporated                  1,741              0       1,741
             30,196              0     30,196  Alltel Corporation                                   1,576              0       1,576
            359,748         82,500    442,248  AT&T Corporation                                    10,568          2,552      13,120
            180,235              0    180,235  BellSouth Corporation                                7,254              0       7,254
             13,475              0     13,475  CenturyTel Incorporated                                367              0         367
             56,027              0     56,027  Clear Channel Communications
                                                Incorporated                                        3,165              0       3,165
             86,081              0     86,081  Comcast Corporation Class A                          3,524              0       3,524
             84,572              0     84,572  Global Crossing Limited                              2,622              0       2,622
             72,710              0     72,710  Nextel Communications Incorporated                   3,399              0       3,399
            156,560         60,000    216,560  Qwest Communications International
                                                Incorporated                                        7,525          2,816      10,341
            325,011         55,000    380,011  SBC Communications Incorporated                     16,251          2,341      18,592
             84,064              0     84,064  Sprint Corporation (FON Group)                       2,464              0       2,464
             87,783              0     87,783  Sprint Corporation (PCS Group)                       3,078              0       3,078
            260,847              0    260,847  Verizon Communications                              12,635              0      12,635
            274,550         93,000    367,550  WorldCom Incorporated                                8,339          3,633      11,972
                                                                                      ----------------------------------------------
                                                                                                   84,508         11,342      95,850

                                               DEPOSITORY INSTITUTIONS
             37,687              0     37,687  AmSouth Bancorp                                        471              0         471
            157,746              0    157,746  Bank of America Corporation                          8,262              0       8,262
             70,704              0     70,704  Bank of New York Company Incorporated                3,964              0       3,964
            109,986              0    109,986  Bank One Corporation                                 4,248              0       4,248
             37,561              0     37,561  BB&T Corporation                                     1,131              0       1,131
             21,053              0     21,053  Charter One Financial Incorporated                     513              0         513
            124,908         48,000    172,908  Chase Manhattan Corporation                          5,769          2,385       8,154
            431,025         53,000    484,025  Citigroup Incorporated                              23,302          3,740      27,042
             15,007              0     15,007  Comerica Incorporated                                  877              0         877
             44,531              0     44,531  Fifth Third Bancorp                                  2,399              0       2,399
             94,013              0     94,013  First Union Corporation                              3,026              0       3,026
             92,990              0     92,990  Firstar Corporation                                  2,081              0       2,081
             86,357              0     86,357  FleetBoston Financial Corporation                    3,368              0       3,368
             15,166              0     15,166  Golden West Financial Corporation                      813              0         813
             23,432              0     23,432  Huntington Bancshares Incorporated                     344              0         344
             15,386              0     15,386  J P Morgan & Company Incorporated                    2,514              0       2,514
             41,663              0     41,663  KeyCorp                                              1,055              0       1,055
             47,076              0     47,076  Mellon Financial Corporation                         2,183              0       2,183
             58,119              0     58,119  National City Corporation                            1,286              0       1,286
             21,319              0     21,319  Northern Trust Corporation                           1,895              0       1,895
             13,178              0     13,178  Old Kent Financial Corporation                         381              0         381
             27,880              0     27,880  PNC Financial Services Group                         1,812              0       1,812
             21,135              0     21,135  Regions Financial Corporation                          480              0         480
             16,133              0     16,133  SouthTrust Corporation                                 507              0         507
             15,448              0     15,448  State Street Corporation                             2,008              0       2,008
             16,899              0     16,899  Summit Bancorp                                         583              0         583
             29,048              0     29,048  Suntrust Banks Incorporated                          1,447              0       1,447
             27,105              0     27,105  Synovus Financial Corporation                          574              0         574
             72,080              0     72,080  US Bancorp                                           1,640              0       1,640
             12,999              0     12,999  Union Planters Corporation                             430              0         430
             19,371              0     19,371  Wachovia Corporation                                 1,098              0       1,098
             52,459              0     52,459  Washington Mutual Incorporated                       2,089              0       2,089
            154,967         50,900    205,867  Wells Fargo & Company                                7,119          2,103       9,222
                                                                                      ----------------------------------------------
                                                                                                   89,669          8,228      97,897

                                               EATING & DRINKING PLACES
             11,852              0     11,852  Darden Restaurants Incorporated                        247              0         247
            127,721              0    127,721  McDonald's Corporation                               3,855              0       3,855
             17,650              0     17,650  Starbucks Corporation                                  707              0         707
             14,161              0     14,161  Tricon Global Restaurants
                                                Incorporated                                          434              0         434
             10,919              0     10,919  Wendy's International Incorporated                     219              0         219
                                                                                      ----------------------------------------------
                                                                                                    5,462              0       5,462

                                               ELECTRIC, GAS & SANITARY SERVICES
             43,836              0     43,836  AES Corporation                                      3,003              0       3,003
             18,081              0     18,081  Allied Waste Industries Incorporated                   166              0         166
             13,158              0     13,158  Ameren Corporation                                     551              0         551
             30,826              0     30,826  American Electric Power Company                      1,206              0       1,206
                                                Incorporated
             15,282              0     15,282  Cinergy Corporation                                    505              0         505
             10,534              0     10,534  CMS Energy Corporation                                 284              0         284
              7,716              0      7,716  Columbia Energy Group                                  548              0         548
             20,373              0     20,373  Consolidated Edison Incorporated                       695              0         695
             14,386              0     14,386  Constellation Energy Group                             716              0         716
             15,313              0     15,313  CP&L Energy Incorporated                               638              0         638
             22,789              0     22,789  Dominion Resource Incorporated                       1,323              0       1,323
             13,694              0     13,694  DTE Energy Company                                     524              0         524
             35,217              0     35,217  Duke Energy Corporation                              3,020              0       3,020
              2,607              0      2,607  Eastern Enterprises                                    166              0         166
             31,821              0     31,821  Edison International                                   615              0         615
             22,169              0     22,169  El Paso Energy Corporation                           1,366              0       1,366
             22,034              0     22,034  Entergy Corporation                                    821              0         821
             22,122              0     22,122  FirstEnergy Corporation                                596              0         596
              9,457              0      9,457  Florida Progress Corporation                           501              0         501
             17,122              0     17,122  FPL Group Incorporated                               1,126              0       1,126
             11,634              0     11,634  GPU Incorporated                                       377              0         377
             12,800              0     12,800  KeySpan Corporation                                    514              0         514
             16,577              0     16,577  Niagara Mohawk Holdings Incorporated                   261              0         261
              4,481              0      4,481  NICOR Incorporated                                     162              0         162
              2,829              0      2,829  Oneok Incorporated                                     112              0         112
             16,300              0     16,300  PECO Energy Company                                    987              0         987
              3,431              0      3,431  People's Energy Corporation                            115              0         115
             36,935              0     36,935  PG&E Corporation                                       893              0         893
              8,100              0      8,100  Pinnacle West Capital Corporation                      412              0         412
             13,857              0     13,857  PPL Corporation                                        579              0         579
             20,714              0     20,714  Public Service Enterprise Group                        926              0         926
                                                Incorporated
             28,386              0     28,386  Reliant Energy Incorporated                          1,320              0       1,320
             19,571              0     19,571  Sempra Energy                                          407              0         407
             62,238              0     62,238  Southern Company                                     2,019              0       2,019
             25,304              0     25,304  Texas Utilities Company                              1,003              0       1,003
             17,000              0     17,000  Unicom Corporation                                     955              0         955
             59,536              0     59,536  Waste Management Incorporated                        1,038              0       1,038
             42,401              0     42,401  Williams Companies Incorporated                      1,791              0       1,791
             32,341              0     32,341  XCEL Energy Incorporated                               889              0         889
                                                                                      ----------------------------------------------
                                                                                                   33,130              0      33,130

                                               ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                                               & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
              9,933              0      9,933  Adaptec Incorporated                                   199              0         199
             29,348              0     29,348  Advanced Micro Devices Incorporated                    693              0         693
             38,200              0     38,200  Altera Corporation                                   1,824              0       1,824
             18,550              0     18,550  American Power Conversion Corporation                  356              0         356
             33,897         43,800     77,697  Analog Devices Incorporated                          2,799          2,929       5,728
              7,701              0      7,701  Andrew Corporation                                     202              0         202
             20,800              0     20,800  Broadcom Corporation                                 5,070              0       5,070
             20,809              0     20,809  Conexant Systems Incorporated                          871              0         871
              8,894              0      8,894  Cooper Industries Incorporated                         314              0         314
              6,931              0      6,931  Eaton Corporation                                      427              0         427
             40,961              0     40,961  Emerson Electric Company                             2,744              0       2,744
            948,198        160,000  1,108,198  General Electric Company                            54,699          8,230      62,929
            642,204         92,800    735,004  Intel Corporation                                   26,732          6,194      32,926
             89,300         50,000    139,300  JDS Uniphase Corporation                             8,456          5,906      14,362
             29,867              0     29,867  Linear Technology Corporation                        1,934              0       1,934
             29,484              0     29,484  LSI Logic Corporation                                  862              0         862
            316,375              0    316,375  Lucent Technologies Incorporated                     9,669              0       9,669
             27,150              0     27,150  Maxim Integrated Products                            2,184              0       2,184
                                                Incorporated
              7,472              0      7,472  Maytag Corporation                                     232              0         232
             53,228              0     53,228  Micron Technology Incorporated                       2,448              0       2,448
             18,762              0     18,762  Molex Incorporated                                   1,021              0       1,021
            206,394              0    206,394  Motorola Incorporated                                5,831              0       5,831
             16,976              0     16,976  National Semiconductor Corporation                     683              0         683
              3,956              0      3,956  National Service Industries                             77              0          77
             29,171              0     29,171  Network Appliance Incorporated                       3,716              0       3,716
            284,132         50,000    334,132  Nortel Networks Corporation                         16,924          3,719      20,643
             12,550              0     12,550  Novellus Systems Incorporated                          584              0         584
             71,038              0     71,038  Qualcomm Incorporated                                5,061              0       5,061
             32,545              0     32,545  Raytheon Company Class B                               925              0         925
             14,250              0     14,250  Sanmina Corporation                                  1,334              0       1,334
             15,308              0     15,308  Scientific-Atlanta Incorporated                        974              0         974
             39,219              0     39,219  Tellabs Incorporated                                 1,873              0       1,873
            165,316              0    165,316  Texas Instruments Incorporated                       7,801              0       7,801
              5,525              0      5,525  Thomas & Betts Corporation                              96              0          96
              6,987              0      6,987  Whirlpool Corporation                                  272              0         272
             30,784              0     30,784  Xilink Incorporated                                  2,636              0       2,636
                                                                                      ----------------------------------------------
                                                                                                  172,523         26,978     199,501

                                               ENGINEERING, ACCOUNTING, RESEARCH,
                                               MANAGEMENT & RELATED SERVICES
             15,545              0     15,545  Dun & Bradstreet Corporation                           535              0         535
              7,367              0      7,367  Fluor Corporation                                      221              0         221
             42,548              0     42,548  Halliburton Company                                  2,082              0       2,082
             35,605              0     35,605  Paychex Incorporated                                 1,869              0       1,869
              4,703              0      4,703  PerkinElmer Incorporated                               491              0         491
             11,026              0     11,026  Quintiles Transnational Corporation                    176              0         176
                                                                                      ----------------------------------------------
                                                                                                    5,374              0       5,374

                                               FABRICATED METAL PRODUCTS, EXCEPT
                                               MACHINERY & TRANSPORTATION EQUIPMENT
              2,893              0      2,893  Ball Corporation                                        92              0          92
              5,768              0      5,768  Crane Company                                          132              0         132
             12,270              0     12,270  Crown Cork & Seal Company Incorporated                 131              0         131
             15,196              0     15,196  Fortune Brands Incorporated                            403              0         403
             28,960              0     28,960  Illinois Tool Works Incorporated                     1,618              0       1,618
             41,047              0     41,047  Lockheed Martin Corporation                          1,353              0       1,353
             42,979              0     42,979  Masco Corporation                                      800              0         800
              5,588              0      5,588  Snap-On Incorporated                                   132              0         132
              8,451              0      8,451  Stanley Works                                          195              0         195
                                                                                      ----------------------------------------------
                                                                                                    4,856              0       4,856

                                               FOOD & KINDRED PRODUCTS
              3,553              0      3,553  Adolph Coors Company                                   225              0         225
             86,728              0     86,728  Anheuser-Busch Companies Incorporated                3,670              0       3,670
             60,625              0     60,625  Archer Daniels Midland Company                         523              0         523
             26,358              0     26,358  Bestfoods Incorporated                               1,918              0       1,918
              6,601              0      6,601  Brown-Forman Corporation                               361              0         361
             40,472              0     40,472  Campbell Soup Company                                1,047              0       1,047
            237,341         45,000    282,341  Coca-Cola Company                                   13,083          2,759      15,842
             40,345              0     40,345  Coca-Cola Enterprises Incorporated                     643              0         643
             51,114              0     51,114  ConAgra Foods Incorporated                           1,025              0       1,025
             27,967              0     27,967  General Mills Incorporated                             993              0         993
             33,741              0     33,741  H J Heinz Company                                    1,251              0       1,251
             10,272              0     10,272  Hercules Incorporated                                  145              0         145
             13,162              0     13,162  Hershey Foods Corporation                              712              0         712
             38,929              0     38,929  Kellogg Company                                        942              0         942
            138,123         67,000    205,123  PepsiCo Incorporated                                 6,354          3,069       9,423
             12,554              0     12,554  Quaker Oats Company                                    993              0         993
             29,466              0     29,466  Ralston Purina Group                                   698              0         698
             83,402              0     83,402  Sara Lee Corporation                                 1,694              0       1,694
             41,815              0     41,815  Seagram Company Limited                              2,402              0       2,402
             54,757              0     54,757  Unilever NV ADR                                      2,642              0       2,642
             10,948              0     10,948  Wm Wrigley Jr Company                                  820              0         820
                                                                                      ----------------------------------------------
                                                                                                   42,141          5,828      47,969

                                               FOOD STORES
             40,653              0     40,653  Albertson's Incorporated                               854              0         854
             80,016              0     80,016  Kroger Company                                       1,805              0       1,805
             13,886              0     13,886  Winn-Dixie Stores Incorporated                         200              0         200
                                                                                      ----------------------------------------------
                                                                                                    2,859              0       2,859

                                               FURNITURE & FIXTURES
             18,812              0     18,812  Leggett & Platt                                        297              0         297

                                               GENERAL MERCHANDISE STORES
             10,619              0     10,619  Consolidated Stores Corporation                        143              0         143
              9,027              0      9,027  Dillards Incorporated                                   96              0          96
             31,540              0     31,540  Dollar General Corporation                             528              0         528
             20,506              0     20,506  Federated Department Stores                            536              0         536
                                                Incorporated
             25,017              0     25,017  J C Penney Company Incorporated                        296              0         296
             46,095              0     46,095  KMart Corporation                                      277              0         277
             31,926              0     31,926  May Department Stores Company                          654              0         654
             33,783              0     33,783  Sears Roebuck & Company                              1,095              0       1,095
             87,398        104,000    191,398  Target Corporation                                   2,240          3,016       5,256
             28,717              0     28,717  TJX Companies Incorporated                             646              0         646
            427,343         76,000    503,343  Wal-Mart Stores Incorporated                        20,566          4,175      24,741
                                                                                      ----------------------------------------------
                                                                                                   27,077          7,191      34,268

                                               HEALTH SERVICES
             53,421              0     53,421  HCA - The Healthcare Company                         1,983              0       1,983
             36,884              0     36,884  HEALTHSOUTH Corporation                                300              0         300
              9,802              0      9,802  Manor Care Incorporated                                154              0         154
             30,018              0     30,018  Tenet Healthcare Corporation                         1,092              0       1,092
                                                                                      ----------------------------------------------
                                                                                                    3,529              0       3,529

                                               HEAVY CONSTRUCTION OTHER THAN
                                               BUILDING CONSTRUCTION-CONTRACTORS
              5,819              0      5,819  McDermott International Incorporated                    64              0          64

                                               HOME FURNITURE, FURNISHINGS &
                                               EQUIPMENT STORES
             19,645              0     19,645  Best Buy Company Incorporated                        1,250              0       1,250
             19,451              0     19,451  Circuit City Stores                                    447              0         447
             17,933              0     17,933  RadioShack Corporation                               1,159              0       1,159
                                                                                      ----------------------------------------------
                                                                                                    2,856              0       2,856

                                               HOTELS, ROOMING HOUSES, CAMPS &
                                               OTHER LODGING PLACES
             35,333              0     35,333  Hilton Hotels Corporation                              409              0         409
             22,963              0     22,963  Marriott International Class A                         837              0         837
                                                                                      ----------------------------------------------
                                                                                                    1,246              0       1,246

                                               INDUSTRIAL & COMMERCIAL MACHINERY
                                               & COMPUTER EQUIPMENT
             31,162              0     31,162  Apple Computer Incorporated                            802              0         802
             77,466              0     77,466  Applied Materials Incorporated                       4,595              0       4,595
             31,646              0     31,646  Baker Hughes Incorporated                            1,175              0       1,175
              8,146              0      8,146  Black & Decker Corporation                             278              0         278
              2,156              0      2,156  Briggs & Stratton Corporation                           82              0          82
             33,423              0     33,423  Caterpillar Incorporated                             1,128              0       1,128
            676,996         97,800    774,796  Cisco Systems Incorporated                          37,404          6,400      43,804
            162,784              0    162,784  Compaq Computer Corporation                          4,490              0       4,490
             14,686              0     14,686  Comverse Technology Incorporated                     1,586              0       1,586
              4,012              0      4,012  Cummins Engine Company Incorporated                    120              0         120
             22,440              0     22,440  Deere & Company                                        746              0         746
            246,870         67,000    313,870  Dell Computer Corporation                            7,607          2,944      10,551
             19,431              0     19,431  Dover Corporation                                      912              0         912
            208,012              0    208,012  EMC Corporation                                     20,619              0      20,619
             30,835              0     30,835  Gateway Incorporated                                 1,442              0       1,442
             95,711         12,000    107,711  Hewlett-Packard Company                              9,284          1,310      10,594
            168,739         13,200    181,939  IBM Corporation                                     18,983          1,484      20,467
             15,537              0     15,537  Ingersoll-Rand Company                                 526              0         526
             12,379              0     12,379  Lexmark International Incorporated                     464              0         464
             11,832              0     11,832  Pall Corporation                                       236              0         236
             54,079              0     54,079  Palm Incorporated                                    2,863              0       2,863
             24,703              0     24,703  Pitney Bowes Incorporated                              974              0         974
             21,770              0     21,770  Seagate Technology Incorporated                      1,502              0       1,502
             57,166              0     57,166  Solectron Corporation                                2,637              0       2,637
              5,885              0      5,885  Timken Company                                          81              0          81
                                                                                      ----------------------------------------------
                                                                                                  120,536         12,138     132,674

                                               INSURANCE AGENTS, BROKERS & SERVICE
             24,528              0     24,528  AON Corporation                                        963              0         963
             16,000              0     16,000  Humana Incorporated                                    172              0         172
             25,869              0     25,869  Marsh & McLennan Companies                           3,434              0       3,434
                                                Incorporated
                                                                                      ----------------------------------------------
                                                                                                    4,569              0       4,569

                                               INSURANCE CARRIERS
             13,528              0     13,528  Aetna Incorporated                                     785              0         785
             25,449              0     25,449  AFLAC Incorporated                                   1,630              0       1,630
             71,420              0     71,420  Allstate Corporation                                 2,482              0       2,482
             23,841              0     23,841  American General Corporation                         1,860              0       1,860
            221,675         60,000    281,675  American International Group                        21,212          5,261      26,473
                                                Incorporated
             16,817              0     16,817  Chubb Corporation                                    1,331              0       1,331
             15,437              0     15,437  CIGNA Corporation                                    1,612              0       1,612
             15,458              0     15,458  Cincinnati Financial Corporation                       549              0         549
             31,252              0     31,252  Conseco Incorporated                                   238              0         238
             20,572              0     20,572  Hartford Financial Services Group                    1,500              0       1,500
              9,886              0      9,886  Jefferson-Pilot Corporation                            671              0         671
             18,363              0     18,363  Lincoln National Corporation                           884              0         884
              9,412              0      9,412  Loews Corporation                                      785              0         785
              9,430              0      9,430  MBIA Incorporated                                      671              0         671
             10,149              0     10,149  MGIC Investment Corporation                            620              0         620
              6,967              0      6,967  Progressive Corporation                                570              0         570
             12,220              0     12,220  Safeco Corporation                                     333              0         333
             20,286              0     20,286  St Paul Companies Incorporated                       1,000              0       1,000
             12,303              0     12,303  Torchmark Corporation                                  342              0         342
             15,526              0     15,526  Unitedhealth Group Incorporated                      1,533              0       1,533
             23,065              0     23,065  UnumProvident Corporation                              629              0         629
              5,991              0      5,991  Wellpoint Health Networks                              575              0         575
                                                Incorporated
                                                                                      ----------------------------------------------
                                                                                                   41,812          5,261      47,073

                                               LUMBER & WOOD PRODUCTS, EXCEPT
                                               FURNITURE
             10,047              0     10,047  Louisiana-Pacific Corporation                           92              0          92


                                               MEASURING, ANALYZING, & CONTROLLING
                                               INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
                                               OPTICAL GOODS
             43,308          4,576     47,884  Agilent Technologies Incorporated                    2,119            186       2,305
             12,415              0     12,415  Allergan Incorporated                                1,048              0       1,048
              5,117              0      5,117  Bausch & Lomb Incorporated                             199              0         199
             27,791              0     27,791  Baxter International Incorporated                    2,218              0       2,218
             24,186              0     24,186  Becton Dickinson & Company                             639              0         639
             17,048              0     17,048  Biomet Incorporated                                    597              0         597
             39,134              0     39,134  Boston Scientific Corporation                          643              0         643
              4,890              0      4,890  C R Bard Incorporated                                  207              0         207
             13,583              0     13,583  Danaher Corporation                                    676              0         676
             29,731              0     29,731  Eastman Kodak Company                                1,215              0       1,215
             29,413         43,000     72,413  Guidant Corporation                                  2,079          2,424       4,503
              8,266              0      8,266  Johnson Controls Incorporated                          440              0         440
             17,880              0     17,880  KLA-Tencor Corporation                                 736              0         736
              6,419              0      6,419  Mallinckrodt Incorporated                              293              0         293
            114,721              0    114,721  Medtronic Incorporated                               5,944              0       5,944
              4,449              0      4,449  Millipore Corporation                                  215              0         215
             10,743              0     10,743  Parker-Hannifin Corporation                            363              0         363
             19,965              0     19,965  PE Corporation - PE Biosystems Group                 2,326              0       2,326
              4,341              0      4,341  Polaroid Corporation                                    58              0          58
              8,020              0      8,020  St Jude Medical Incorporated                           409              0         409
              4,644              0      4,644  Tektronix Incorporated                                 357              0         357
             16,557              0     16,557  Teradyne Incorporated                                  579              0         579
             16,584              0     16,584  Thermo Electron Corporation                            431              0         431
             63,930              0     63,930  Xerox Corporation                                      963              0         963
                                                                                      ----------------------------------------------
                                                                                                   24,754          2,610      27,364

                                               METAL MINING - 0.11%
             37,969              0     37,969  Barrick Gold Corporation                               579              0         579
             15,289              0     15,289  Freeport McMoran Incorporated Class B                  135              0         135
             24,998              0     24,998  Homestake Mining Company                               130              0         130
             17,390              0     17,390  Inco Limited                                           280              0         280
             16,143              0     16,143  Newmont Mining Corporation                             274              0         274
              7,591              0      7,591  Phelps Dodge Corporation                               317              0         317
             31,461              0     31,461  Placer Dome Incorporated                               297              0         297
                                                                                      ----------------------------------------------
                                                                                                    2,012              0       2,012

                                               MINING & QUARRYING OF NONMETALLIC
                                               MINERALS, EXCEPT FUELS
              9,663              0      9,663  Vulcan Materials Company                               388              0         388

                                               MISCELLANEOUS MANUFACTURING
                                               INDUSTRIES
              3,852              0      3,852  Armstrong Holdings Incorporated                         46              0          46
             16,559              0     16,559  Hasbro Incorporated                                    189              0         189
             40,780              0     40,780  Mattel Incorporated                                    456              0         456
             13,900              0     13,900  Tiffany & Company                                      536              0         536
            161,814         47,000    208,814  Tyco International Limited                           8,394          2,514      10,908
                                                                                      ----------------------------------------------
                                                                                                    9,621          2,514      12,135

                                               MISCELLANEOUS RETAIL
             26,960              0     26,960  Bed Bath & Beyond Incorporated                         658              0         658
             42,805              0     42,805  Costco Wholesale Corporation                         1,496              0       1,496
             37,409              0     37,409  CVS Corporation                                      1,733              0       1,733
              3,786              0      3,786  Longs Drug Stores Incorporated                          72              0          72
             30,361              0     30,361  Office Depot Incorporated                              237              0         237
             45,734              0     45,734  Staples Incorporated                                   649              0         649
             20,709              0     20,709  Toys R Us Incorporated                                 337              0         337
             96,673              0     96,673  Walgreen Company                                     3,668              0       3,668
                                                                                      ----------------------------------------------
                                                                                                    8,850              0       8,850

                                               MOTION PICTURES
            126,106              0    126,106  Time Warner Incorporated                             9,868              0       9,868

                                               NONDEPOSITORY CREDIT INSTITUTIONS
            127,963         69,000    196,963  American Express Company                             7,774          3,911      11,685
             69,815              0     69,815  Associates First Capital Corporation                 2,653              0       2,653
             18,820         73,000     91,820  Capital One Financial Corporation                    1,319          4,280       5,599
             25,250              0     25,250  CIT Group Incorporated                                 442              0         442
                                               Countrywide Credit Industries
             10,854              0     10,854  Incorporated                                           410              0         410
             66,623              0     66,623  Federal Home Loan Mortgage Corporation               3,602              0       3,602
             96,605          8,652    105,257  Federal National Mortgage Association                6,907            432       7,339
             45,339              0     45,339  Household International Incorporated                 2,567              0       2,567
             81,624              0     81,624  MBNA Corporation                                     3,143              0       3,143
             13,669              0     13,669  Providian Financial Corporation                      1,736              0       1,736
             15,045              0     15,045  USA Education Incorporated                             725              0         725
                                                                                      ----------------------------------------------
                                                                                                   31,278          8,623      39,901

                                               OIL & GAS EXTRACTION
             23,280              0     23,280  Anadarko Petroleum Corporation                       1,547              0       1,547
             10,971              0     10,971  Apache Corporation                                     649              0         649
             20,607              0     20,607  Burlington Resources Incorporated                      759              0         759
             12,100              0     12,100  Devon Energy Corporation                               728              0         728
             70,178              0     70,178  Enron Corporation                                    6,149              0       6,149
              8,980              0      8,980  Kerr-McGee Corporation                                 595              0         595
             35,327              0     35,327  Occidental Petroleum Corporation                       771              0         771
              8,990              0      8,990  Rowan Companies Incorporated                           261              0         261
             54,533              0     54,533  Schlumberger Limited                                 4,489              0       4,489
             20,155              0     20,155  Transocean Sedco Forex Incorporated                  1,182              0       1,182
             29,847              0     29,847  USX-Marathon Group Incorporated                        847              0         847
                                                                                      ----------------------------------------------
                                                                                                   17,977              0      17,977

                                               PAPER & ALLIED PRODUCTS
             10,740              0     10,740  Avery Dennison Corporation                             498              0         498
              5,061              0      5,061  Bemis Company Incorporated                             163              0         163
              5,445              0      5,445  Boise Cascade Corporation                              145              0         145
             19,776              0     19,776  Fort James Corporation                                 604              0         604
             16,399              0     16,399  Georgia-Pacific Group                                  385              0         385
             46,302              0     46,302  International Paper Company                          1,328              0       1,328
             52,129              0     52,129  Kimberly-Clark Corporation                           2,909              0       2,909
              9,828              0      9,828  Mead Corporation                                       230              0         230
                                               Minnesota Mining and Manufacturing
             37,957              0     37,957  Company                                              3,459              0       3,459
             16,213              0     16,213  Pactiv Corporation                                     181              0         181
              2,749              0      2,749  Potlatch Corporation                                    87              0          87
              5,050              0      5,050  Temple-Inland Incorporated                             191              0         191
              9,608              0      9,608  Westvaco Corporation                                   256              0         256
             21,928              0     21,928  Weyerhaeuser Company                                   885              0         885
             10,611              0     10,611  Willamette Industries Incorporated                     297              0         297
                                                                                      ----------------------------------------------
                                                                                                   11,618              0      11,618

                                               PERSONAL SERVICES
              9,403              0      9,403  H&R Block Incorporated                                 348              0         348

                                               PETROLEUM REFINING & RELATED
                                               INDUSTRIES
              8,661              0      8,661  Amerada Hess Corporation                               580              0         580
              6,740              0      6,740  Ashland Incorporated                                   227              0         227
             62,538              0     62,538  Chevron Corporation                                  5,331              0       5,331
             20,486              0     20,486  Coastal Corporation                                  1,519              0       1,519
             59,849              0     59,849  Conoco Incorporated Class B                          1,612              0       1,612
            333,686         67,683    401,369  Exxon Mobil Corporation                             29,740          5,415      35,155
             24,336              0     24,336  Phillips Petroleum Company                           1,527              0       1,527
                                               Royal Dutch Petroleum Company
            205,554              0    205,554  NY Shares ADR                                       12,320              0      12,320
              8,462              0      8,462  Sunoco Incorporated                                    228              0         228
             52,970         42,000     94,970  Texaco Incorporated                                  2,781          2,076       4,857
             13,895              0     13,895  Tosco Corporation                                      433              0         433
             23,269              0     23,269  Unocal Corporation                                     825              0         825
                                                                                      ----------------------------------------------
                                                                                                   57,123          7,491      64,614

                                               PRIMARY METAL INDUSTRIES
             20,934              0     20,934  Alcan Aluminum Limited                                 606              0         606
             82,844              0     82,844  Alcoa Incorporated                                   2,097              0       2,097
              8,029              0      8,029  Allegheny Technologies Incorporated                    146              0         146
             12,633              0     12,633  Bethlehem Steel Corporation                             38              0          38
             12,239              0     12,239  Engelhard Corporation                                  199              0         199
              8,137              0      8,137  Nucor Corporation                                      245              0         245
              8,452              0      8,452  USX-US Steel Group Incorporated                        128              0         128
              8,245              0      8,245  Worthington Industries Incorporated                     77              0          77
                                                                                      ----------------------------------------------
                                                                                                    3,536              0       3,536

                                               PRINTING, PUBLISHING & ALLIED
                                               INDUSTRIES
              6,145              0      6,145  American Greetings Corporation                         108              0         108
              8,463              0      8,463  Dow Jones & Company Incorporated                       512              0         512
             25,592              0     25,592  Gannett Company Incorporated                         1,356              0       1,356
              6,849              0      6,849  Harcourt General Incorporated                          404              0         404
              7,412              0      7,412  Knight-Ridder Incorporated                             377              0         377
             18,686         40,000     58,686  McGraw-Hill Companies Incorporated                   1,188          2,378       3,566
              4,906              0      4,906  Meredith Corporation                                   145              0         145
             16,318              0     16,318  New York Times Company                                 642              0         642
             11,695              0     11,695  R R Donnelley & Sons Company                           287              0         287
             29,541              0     29,541  Tribune Company                                      1,289              0       1,289
            145,651              0    145,651  Viacom Incorporated Class B                          8,521              0       8,521
                                                                                      ----------------------------------------------
                                                                                                   14,829          2,378      17,207

                                               RAILROAD TRANSPORTATION
             40,333              0     40,333  Burlington Northern Santa Fe
                                               Corporation                                            870              0         870
             20,905              0     20,905  CSX Corporation                                        456              0         456
             36,745              0     36,745  Norfolk Southern Corporation                           537              0         537
             23,759              0     23,759  Union Pacific Corporation                              924              0         924
                                                                                      ----------------------------------------------
                                                                                                    2,787              0       2,787

                                               RUBBER & MISCELLANEOUS PLASTICS
                                               PRODUCTS
              7,057              0      7,057  Cooper Tire & Rubber Company                            71              0          71
             15,015              0     15,015  Goodyear Tire & Rubber Company                         270              0         270
             25,576              0     25,576  Newell Rubbermaid Incorporated                         583              0         583
             26,234              0     26,234  Nike Incorporated Class B                            1,051              0       1,051
              5,445              0      5,445  Reebok International Limited                           102              0         102
              8,002              0      8,002  Sealed Air Corporation                                 362              0         362
              5,491              0      5,491  Tupperware Corporation                                  99              0          99
                                                                                      ----------------------------------------------
                                                                                                    2,538              0       2,538

                                               SECURITY & COMMODITY BROKERS,
                                               DEALERS, EXCHANGES & SERVICES
             10,607              0     10,607  Bear Stearns Companies Incorporated                    668              0         668
            130,539              0    130,539  Charles Schwab Corporation                           4,634              0       4,634
             23,364              0     23,364  Franklin Resources Incorporated                      1,038              0       1,038
             11,600              0     11,600  Lehman Brothers Holding Incorporated                 1,714              0       1,714
             75,298              0     75,298  Merrill Lynch & Company Incorporated                 4,970              0       4,970
            107,931         50,000    157,931  Morgan Stanley Dean Witter & Company                 9,869          4,563      14,432
             13,978              0     13,978  Paine Webber Group Incorporated                        952              0         952
             21,334              0     21,334  Stilwell Financial Incorporated                        928              0         928
             11,595              0     11,595  T Rowe Price Associates                                544              0         544
                                                                                       ---------------------------------------------
                                                                                                   25,317          4,563      29,880

                                               STONE, CLAY, GLASS & CONCRETE
                                               PRODUCTS
             28,177              0     28,177  Corning Incorporated                                 8,369              0       8,369
             14,071              0     14,071  Owens-Illinois Incorporated                            130              0         130
                                                                                      ----------------------------------------------
                                                                                                    8,499              0       8,499
                                               TEXTILE MILL PRODUCTS
              3,152              0      3,152  Russell Corporation                                     50              0          50
              1,747              0      1,747  Springs Industries Incorporated Class A                 49              0          49
                                                                                      ----------------------------------------------
                                                                                                       99              0          99

                                               TOBACCO PRODUCTS
            216,798              0    216,798  Philip Morris Companies Incorporated                 6,382              0       6,382
             15,580              0     15,580  UST Incorporated                                       356              0         356
                                                                                      ----------------------------------------------
                                                                                                    6,738              0       6,738

                                               TRANSPORTATION BY AIR
             14,363              0     14,363  AMR Corporation                                        469              0         469
             11,722              0     11,722  Delta Airlines Incorporated                            520              0         520
             27,760              0     27,760  Fedex Corporation                                    1,231              0       1,231
             47,570              0     47,570  Southwest Airlines Company                           1,154              0       1,154
              6,435              0      6,435  US Airways Group Incorporated                          196              0         196
                                                                                      ----------------------------------------------
                                                                                                    3,570              0       3,570

                                               TRANSPORTATION EQUIPMENT
              9,772              0      9,772  B F Goodrich Company                                   383              0         383
             86,410              0     86,410  Boeing Company                                       5,444              0       5,444
              8,476              0      8,476  Brunswick Corporation                                  155              0         155
             14,623              0     14,623  Dana Corporation                                       314              0         314
             53,959              0     53,959  Delphi Automotive Systems Corporation                  816              0         816
            179,745              0    179,745  Ford Motor Company                                   4,550              0       4,550
             19,284              0     19,284  General Dynamics Corporation                         1,211              0       1,211
             51,255              0     51,255  General Motors Corporation                           3,332              0       3,332
             29,060              0     29,060  Harley-Davidson Incorporated                         1,391              0       1,391
             76,491              0     76,491  Honeywell International Incorporated                 2,725              0       2,725
              8,425              0      8,425  ITT Industries Incorporated                            273              0         273
              5,977              0      5,977  Navistar International Corporation                     179              0         179
              6,655              0      6,655  Northrop Grumman Corporation                           605              0         605
              7,374              0      7,374  PACCAR Incorporated                                    273              0         273
             18,067              0     18,067  Rockwell International Corporation                     547              0         547
             13,849              0     13,849  Textron Incorporated                                   639              0         639
             11,808              0     11,808  TRW Incorporated                                       480              0         480
             45,082              0     45,082  United Technologies Corporation                      3,122              0       3,122
                                                                                      ----------------------------------------------
                                                                                                   26,439              0      26,439

                                               TRANSPORTATION SERVICES
             12,369              0     12,369  Sabre Holdings Corporation                             358              0         358

                                               WATER TRANSPORTATION
             57,960              0     57,960  Carnival Corporation                                 1,427              0       1,427

                                               WHOLESALE TRADE-DURABLE GOODS
             16,976              0     16,976  Genuine Parts Company                                  324              0         324
             12,447              0     12,447  Visteon Corporation                                    188              0         188
              8,969              0      8,969  W W Grainger Incorporated                              236              0         236
                                                                                      ----------------------------------------------
                                                                                                      748              0         748

                                               WHOLESALE TRADE-NONDURABLE GOODS
             26,419              0     26,419  Cardinal Health Incorporated                         2,330              0       2,330
             47,602              0     47,602  Safeway Incorporated                                 2,222              0       2,222
             12,618              0     12,618  Supervalu Incorporated                                 190              0         190
             31,940              0     31,940  Sysco Corporation                                    1,479              0       1,479
                                                                                      ----------------------------------------------
                                                                                                    6,221              0       6,221

                                               TOTAL COMMON STOCK                               1,208,057        147,588   1,355,645

                                                                  Interest   Maturity
           Principal (000's)                   CORPORATE BONDS        Rate       Date
---------------------------------------------
                                               BANKS
                  0          1,500      1,500  Banc One               7.25  08/01/2002                  0          1,498       1,498
                  0          2,000      2,000  Bank of America, MTN   7.13  05/12/2005                  0          1,970       1,970
                  0          2,000      2,000  Chase Manhatten        6.50  01/15/2009                  0          1,857       1,857
                  0          2,000      2,000  First Union            7.50  07/15/2006                  0          1,967       1,967
                                                                                                        0          7,292       7,292

                                               ENTERTAINMENT
                  0          2,255      2,255  Walt Disney            5.13  12/15/2003                  0          2,117       2,117

                                               FINANCE
                  0          1,500      1,500  Aetna Services         7.13  08/15/2006                  0          1,431       1,431
                  0          1,000      1,000  Ford Motor Credit      6.25  11/08/2000                  0            997         997
                  0          1,500      1,500  Safeco                 6.88  07/15/2007                  0          1,397       1,397
                                                                                      ----------------------------------------------
                                                                                                        0          3,825       3,825

                                               FOOD, BEVERAGE &
                                               TOBACCO
                  0          2,000      2,000  Philip Morris          7.25  09/15/2001                  0          1,975       1,975
                  0          1,000      1,000  Seagram                6.50  04/01/2003                  0            977         977
                                                                                      ----------------------------------------------
                                                                                                        0          2,952       2,952
                                               RETAIL
                  0          2,000      2,000  Albertson's            6.95  08/01/2009                  0          1,902       1,902

                                               TELEPHONE &
                                               TELECOMMUNICATIONS
                                               Lucent
                  0          2,000      2,000  Technologies           7.25  07/15/2006                  0          2,010       2,010

                                               TRANSPORTATION
                  0          2,000      2,000  U.S. Freightways       8.50  04/15/2010                  0          2,002       2,002

                                               TOTAL CORPORATE
                                               BONDS                                                    0         22,100      22,100

                                               MORTGAGE-BACKED
                                               SECURITIES
                                               American Southwest
                                               Financial Securities,
                                               Series 1996-FHA1,
                  0            591        591  Cl A2                  7.00  11/25/2038                  0            581         581
                                               Donaldson Lufkin
                                               Jenrette Mortgage
                                               Acceptance, Series
                  0          1,200      1,200  1997-CF1, Cl A1B (A)   7.60  04/15/2007                  0          1,206       1,206
                                               General Motors
                                               Acceptance, Commercial
                  0          2,000      2,000  Mortgage Securities,   6.18  05/15/2033                  0          1,828       1,828
                                               Series 1999-C1, Cl A2
                                                                                      ----------------------------------------------
                                                                                                        0          3,615       3,615

                                               U.S. GOVERNMENT
                                               AGENCY OBLIGATIONS
                  0          2,500      2,500  FHLB                   7.25  05/15/2003                  0          2,519       2,519
                  0          2,000      2,000  FHLB                   6.25  08/13/2004                  0          1,947       1,947
                  0          2,000      2,000  FHLMC                  6.45  04/29/2009                  0          1,865       1,865
                  0          1,000      1,000  FHLMC                  7.63  09/09/2009                  0            981         981
                  0          2,000      2,000  FNMA                   6.50  08/15/2004                  0          1,966       1,966
                  0          2,000      2,000  FNMA                   7.13  02/15/2005                  0          2,010       2,010
                  0          2,500      2,500  FNMA                   6.00  05/15/2008                  0          2,336       2,336
                                                                                      ----------------------------------------------
                                                                                                        0         13,624      13,624

                                               U.S. TREASURY
                                               SECURITIES
                                               U.S. TREASURY BILLS
             33,272              0     33,272  U.S. Treasury Bills    6.05  10/12/2000             33,219              0      33,219
             26,096              0     26,096  U.S. Treasury Bills    5.94   11/2/2000             25,964              0      25,964
             14,791              0     14,791  U.S. Treasury Bills    6.08   11/9/2000             14,698              0      14,698
             20,120              0     20,120  U.S. Treasury Bills    5.97   12/7/2000             19,898              0      19,898
                100              0        100  U.S. Treasury Bills    5.96  12/21/2000                 99              0          99
                                                                                      ----------------------------------------------
                                                                                                   93,878              0      93,878

                                               U.S. TREASURY NOTES
                  0          2,500      2,500  U.S. Treasury Notes    7.75  02/15/2001                  0          2,518       2,518
                  0          2,500      2,500  U.S. Treasury Notes    7.88  08/15/2001                  0          2,536       2,536
                  0          2,500      2,500  U.S. Treasury Notes    7.50  05/15/2002                  0          2,547       2,547
                  0          3,000      3,000  U.S. Treasury Notes    5.50  03/31/2003                  0          2,938       2,938
                  0          2,500      2,500  U.S. Treasury Notes    7.25  05/15/2004                  0          2,581       2,581
                  0          2,500      2,500  U.S. Treasury Notes    7.88  11/15/2004                  0          2,650       2,650
                  0          3,000      3,000  U.S. Treasury Notes    6.63  05/15/2007                  0          3,072       3,072
                  0          3,000      3,000  U.S. Treasury Notes    5.50  02/15/2008                  0          2,881       2,881
                  0          3,000      3,000  U.S. Treasury Notes    4.75  11/15/2008                  0          2,732       2,732
                                                                                      ----------------------------------------------
                                                                                                        0         24,455      24,455
                                               U.S. TREASURY BONDS
             19,360              0     19,360  U.S. Treasury Bonds    7.88   2/15/2021             23,280              0      23,280
             18,965              0     18,965  U.S. Treasury Bonds    8.13   5/15/2021             23,375              0      23,375
             18,990              0     18,990  U.S. Treasury Bonds    8.13   8/15/2021             23,435              0      23,435
             62,210              0     62,210  U.S. Treasury Bonds    8.00  11/15/2021             75,993              0      75,993
             18,300              0     18,300  U.S. Treasury Bonds    7.25   8/15/2022             20,799              0      20,799
             16,635              0     16,635  U.S. Treasury Bonds    7.63  11/15/2022             19,650              0      19,650
             29,615              0     29,615  U.S. Treasury Bonds    7.13   2/15/2023             33,261              0      33,261
             43,045              0     43,045  U.S. Treasury Bonds    6.25   8/15/2023             43,838              0      43,838
             18,535              0     18,535  U.S. Treasury Bonds    7.50  11/15/2024             21,813              0      21,813
             20,180              0     20,180  U.S. Treasury Bonds    7.63   2/15/2025             24,090              0      24,090
             20,530              0     20,530  U.S. Treasury Bonds    6.88   8/15/2025             22,596              0      22,596
             22,425              0     22,425  U.S. Treasury Bonds    6.00   2/15/2026             22,215              0      22,215
             18,380              0     18,380  U.S. Treasury Bonds    6.75   8/15/2026             19,994              0      19,994
             19,250              0     19,250  U.S. Treasury Bonds    6.50  11/15/2026             20,321              0      20,321
             18,790              0     18,790  U.S. Treasury Bonds    6.63   2/15/2027             20,140              0      20,140
             17,380              0     17,380  U.S. Treasury Bonds    6.38   8/15/2027             18,091              0      18,091
             37,480              0     37,480  U.S. Treasury Bonds    6.13  11/15/2027             37,785              0      37,785
             17,150              0     17,150  U.S. Treasury Bonds    5.50   8/15/2028             15,917              0      15,917
             19,450              0     19,450  U.S. Treasury Bonds    5.25  11/15/2028             17,420              0      17,420
             18,700              0     18,700  U.S. Treasury Bonds    5.25   2/15/2029             16,795              0      16,795
             18,950              0     18,950  U.S. Treasury Bonds    6.13   8/15/2029             19,353              0      19,353
             45,100              0     45,100  U.S. Treasury Bonds    6.25   5/15/2030             47,411              0      47,411
                                                                                      ----------------------------------------------
                                                                                                  587,572              0     587,572

                                               TOTAL U.S. TREASURY
                                               SECURITIES                                         681,450         24,455     705,905

                                               SHORT-TERM INVESTMENTS
                                               SEI Daily Income Trust
                  0      1,785,920  1,785,920  Money Market Portfolio                                   0          1,786       1,786

                                               TOTAL INVESTMENTS,
                                               at MARKET VALUE                        $         1,889,507    $   213,168  $2,102,675
                                                                                      ==============================================
                                               TOTAL INVESTMENTS, at COST             $         1,612,895    $   162,994  $1,775,889
                                                                                      ==============================================

Note - As of September 30, 2000, the Wells Fargo Asset Allocation Fund held 2 long S&P 500 Index futures contracts with a notional contract value of $726,850 and unrealized depreciation of $(42,925).

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - NATIONAL TAX FREE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited) (Note 1)
($000's)

                                                                                                                       Wells Fargo
                                                           Achievement         Achievement                          National TF Fund
                                       Wells Fargo        Municipal Bond      Idaho Municipal       Pro Forma           Pro Forma
                                     National TF Fund         Fund              Bond Fund           Adjustments         Combined
                                     ----------------     --------------      ---------------       -----------         ---------
ASSETS
Investments:
    In securities, at market value
    (see cost below)                      $   331,748       $   68,866            $    30,975                           $   431,589
    Cash                                            1                0                      0                                     1

Receivables:
    Interest                                    5,214              967                    419                                 6,600
    Fund shares sold                              426               46                     37                                   509
Prepaid expenses and other assets                  23                0                     45                                    68
Total Assets                                  337,412           69,879                 31,476                               438,767
LIABILITIES
Payables:
    Investment securities purchased             2,000                0                    123                                 2,123
    Distributions to shareholders               1,251              302                      0                                 1,553
    Fund shares redeemed                          238                4                     17                                   259
    Due to distributor                             15                0                      0                                    15
    Due to advisor and affiliates                 156                0                      0                                   156
    Other                                         329                0                      0                                   329
Total Liabilities                               3,989              306                    140                                 4,435
TOTAL NET ASSETS                          $   333,423       $   69,573            $    31,336                           $   434,332

Net assets consist of:
    Paid-in capital                       $   354,182       $   73,269            $    31,970                 (9)(2)    $   459,412
    Undistributed net investment
      income (loss)                               (62)               0                     (9)                 9 (2)            (62)
    Undistributed net realized
      gain (loss) on investments              (22,713)            (714)                    47                               (23,380)
    Net unrealized appreciation
      (depreciation) of investments             2,016           (2,982)                  (672)                               (1,638)
TOTAL NET ASSETS                          $   333,423       $   69,573            $    31,336                           $   434,332


COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                      $    64,859       $    4,445            $     8,136                           $    77,440
Shares outstanding - Class A                    6,670              464                    794                 36 (3)          7,964
Net asset value per share - Class A       $      9.72       $     9.58            $     10.25                           $      9.72
Maximum offering price per share -
Class A                                   $     10.18       $     9.98            $     10.68                           $     10.18
Net assets - Class B                      $    18,366       $    2,118            $     1,657                           $    22,141
Shares outstanding - Class B                    1,889              221                    161                  6 (3)          2,277
Net asset value and offering price
  per share - Class B                     $      9.72       $     9.58            $     10.26                           $      9.72
Net assets - Class C                      $     5,572                                                                   $     5,572
Shares outstanding - Class C              $       573                                                                           573
Net asset value and offering price
  per share - Class C                     $      9.73                                                                   $      9.73
Net assets - Institutional Class          $   244,626       $   63,010            $    21,543                           $   329,179
Shares outstanding - Institutional
  Class                                        25,144            6,577                  2,106                  8 (3)         33,835
Net asset value and offering price
  per share - Institutional Class         $      9.73       $     9.58            $     10.23                           $      9.73

INVESTMENT AT COST                        $   329,732       $   71,848            $    31,647                           $   433,227
------------------------------------------------------------------------------------------------------------------------------------

(1) The information presented for the Achievement Municipal Bond and Idaho Municipal Bond Funds is as of July 31, 2000, the Funds' latest semi-annual reporting date. Based on the Funds' low portfolio turnover rates and stable asset sizes, Management believes the information presented is representative of the Funds' balance sheets and portfolio holdings as of June 30, 2000.

(2) To reclass to paid-in capital the accumulated net investment loss of the Achievement Idaho Municipal Bond Fund, because it cannot be carried over to the Wells Fargo National Tax-Free Fund.

(3) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - NATIONAL TAX FREE FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended June 30, 2000 (Note 1) (Unaudited)
($000's)

                                                        Achievement      Achievement                       Wells Fargo
                                       Wells Fargo     Municipal Bond  Idaho Municipal     Pro Forma     National TF Fund
                                     National TF Fund      Fund          Bond Fund        Adjustments   Pro Forma Combined
                                     ----------------  --------------  ---------------   ------------  --------------------
INVESTMENT INCOME
  Interest                              $    21,940      $    4,261      $     1,845                          $    28,046
Total Investment Income                      21,940           4,261            1,845                               28,046

EXPENSES
  Advisory fees                               1,525             430              204          (458) (2)             1,701
  Administration fees                           468             144               81           (55) (2)               638
  Custody fees                                   64              50 *             48 *         (77) (2)                85
  Shareholder servicing fees                    148               0                0            77  (2)               225
  Portfolio accounting  fees                     91               0                0            20  (2)               111
  Transfer agency fees                          361               0                0            73  (2)               434
  Distribution fees                             168              36 **            43 **        (45) (2)               202
  Legal and audit fees                           31              14                7           (13) (2)                39
  Registration fees                              73              14                4            (3) (2)                88
  Directors' fees                                 6               7                3           (10) (2)                 6
  Shareholder reports                            51              11                7            (8) (2)                61
  Other                                          62               6                3             0  (2)                71
Total Expenses                                3,048             712              400          (499)                 3,661
Less:
   Waived fees and reimbursed
    expenses fees                              (637)           (141)            (105)          156  (2)              (727)
Net expenses                                  2,411             571              295          (343)                 2,934
NET INVESTMENT INCOME (LOSS)                 19,529           3,690            1,550           343                 25,112

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale
   of investments                           (19,915)           (640)             128                              (20,427)
  Net change in unrealized
   appreciation or depreciation of
   investments                                1,543          (1,954)            (783)                              (1,194)
Net Gain (Loss) on Investments              (18,372)         (2,594)            (655)                             (21,621)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $     1,157      $    1,096      $       895           343            $     3,491
---------------------------------------------------------------------------------------------------------------------------

*   Includes transfer agency fees

**  Includes shareholder servicing fees

(1) The information presented for the Achievement Municipal Bond and Idaho Municipal Bond Funds is for the year ended July 31, 2000, the Funds' latest semi-annual reporting date. Based on the Funds' stable portfolios and level fee/expense structures, Management believes the information presented is representative of the Funds' statements of operations for the twelve months ended June 30, 2000.

(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - NATIONAL TAX-FREE FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of June 30, 2000 (Unaudited) (Note 1)


              Principal ($000's)                                                                          Market Value ($000's)
---------------------------------------------                                                        -------------------------------
                                                                                                                                WF
                                                                                                                            National
                                 WF National                                                              WF Achieve-  AF    TF Fund
         WF                         TF Fund                                                          National  ment  Idaho      Pro
  National Achievement  AF Idaho        Pro                                                             Tax-   Muni-  Muni-    Forma
  Tax-Free   Municipal Municipal      Forma                                      Coupon     Maturity    Free   cipal  cipal    com-
      Fund        Fund      Fund   Combined Security Description                   Rate         Date    Fund    Fund   Fund    bined
                                            MUNICIPAL BONDS
                                            ALABAMA
                                            Alabama State Public School &                           0
                                            College Authority Capital
$    3,680    $      0   $     0 $    3,680 Improvement Revenue                    4.25    11/1/2018  $3,001   $   0  $   0  $ 3,001

                                            Alabama State Housing Finance
                                            Authority RB, Collateral Home
                                            Mortgage Project, Series B,
         0         100         0        100 AMT,GNMA/FNMA/FHLMC                    6.10   10/01/2020       0     100      0      100
                                                                              ------------------------------------------------------
                                                                                                       3,001     100      0    3,101

                                            ALASKA
                                            Alaska State Housing Finance RB,
         0         370         0        370 General Meeting, Series A, MBIA, GOC   6.10   12/01/2037       0     372      0      372
                                            Alaska State Housing Finance RB,
         0         500         0        500 Housing Development, Series A, GOC     5.70   12/01/2029       0     479      0      479
                                            Alaska State Housing Finance RB,                               0              0
                                            Veterans Mortgage Project, 1st         5.40   12/01/2023       0     258      0      258
         0         275         0        275 Series, GNMA/FNMA/FHLMC
                                            Alaska State Student Loan RB, Series
         0         400         0        400 A, AMBAC, GOC, AMT                     5.75   07/01/2014       0     400      0      400
                                            Valdez, Marine Terminal RB, BP
         0       1,000         0      1,000 Pipelines Project, Series A            5.85   08/01/2025       0     984      0      984
                                            Valdez, Marine Terminal RB, BP
         0       1,000         0      1,000 Pipelines Project, Series B            5.50   10/01/2028       0     935      0      935
                                            Valdez, Marine Terminal RB, Mobil
         0       1,000         0      1,000 Alaska Pipeline Project                5.75   11/01/2028       0     974      0      974
                                                                              ------------------------------------------------------
                                                                                                           0   4,402      0    4,402

                                            ARIZONA
                                            Maricopa County AZ IDA  Educational
                                            Revenue Arizona Charter Schools
     1,250           0         0      1,250 Project Series A                       6.75     7/1/2029   1,217       0      0    1,217
                                            Maricopa County AZ Union School
     3,000           0         0      3,000 District #48 GO School Improvements    9.00     7/1/2005   3,557       0      0    3,557
                                            Maricopa, Elementary School District
                                            # 068 GO, School Improvement
         0         500         0        500 Project, AMBAC                         5.10   07/01/2011       0     502      0      502
                                            Maricopa, Industrial Development
                                            Authority RB, Catholic Healthcare
         0         400         0        400 West Project, Series A                 5.00   07/01/2016       0     331      0      331
                                                                              ------------------------------------------------------
                                                                                                       4,774     833      0    5,607

                                            ARKANSAS
     1,545           0         0      1,545 Matanuska-Susitna Boro AK              4.50     3/1/2017   1,314       0      0    1,314
                                            Independence, Pollution Control RB,
         0         500         0        500 Power & Light Project                  6.25   01/01/2021       0     494      0      494
                                                                              ------------------------------------------------------
                                                                                                       1,314     494      0    1,808

                                            CALIFORNIA
                                            Los Angeles CA Community
                                            Redevelopment Agency Housing Revenue
    1,525           0         0      1,525 Series A                                8.20    12/1/2013   1,633       0      0    1,633
                                            Monterey Hills Redevelopment Project
                                            Metropolitan Water District Southern
                                            California Waterworks Revenue Series
     6,900           0         0      6,900 Project+/-                             6.54    8/10/2018   7,211       0      0    7,211
                                            Student Education Loan Marketing
                                            Corporation CA Student Loan Revenue
                                            Junior Subordinates Series IV-D1
     1,000           0         0      1,000 Guaranteed by Student Loans            5.88     1/1/2018     891       0      0      891
         0         500         0        500 California State Tri-City Hospital     5.63   02/15/2017       0     505      0      505
                                            District RB, Series A, MBIA
         0         160         0        160 Los Angeles, Wastewater System RB,     5.88   06/01/2024             162      0      162
                                            Series A, MBIA                                                 0
         0         720         0        720 Northern California Power Agency RB,   7.50   07/01/2021             888      0      888
                                            Public Power Project, AMBAC,                                   0
                                            Pre-refunded @ 100 (A)
         0         130         0        130 Sacramento, Municipal Utility          5.75   05/15/2022       0     131      0      131
                                            District RB, Series E, MBIA-IBC
         0         280         0        280 San Francisco, Airport Improvement     8.00   07/01/2013       0     336      0      336
                                            RB, United Airlines, ETM
         0         120         0        120 San Francisco, City & County RB,       7.13   10/01/2016       0     124      0      124
                                            Series A, GNMA
                                                                              ------------------------------------------------------
                                                                                                       9,735   2,146      0   11,881

                                            COLORADO
     1,420           0         0      1,420 Adams County CO SFMR Series A2         8.70     6/1/2012   1,460       0      0    1,460
     1,750           0         0      1,750 Arapahoe County CO Utilities Revenue   6.25    12/1/2020   1,714       0      0    1,714
                                            Water & Wastewater Authority Revenue
     1,950           0         0      1,950 Black Hawk CO Business Improvements    7.00    12/1/2011   2,007       0      0    2,007
                                            District Special Assessment Series
                                            H981
     1,000           0         0      1,000 Colorado HFA GO Series A               7.40     5/1/2011   1,043       0      0    1,043
     1,120           0         0      1,120 Colorado HFA SFMR Series A2            7.15    11/1/2014   1,196       0      0    1,196
     1,330           0         0      1,330 Colorado HFA SFMR Series B2            7.50    12/1/2016   1,398       0      0    1,398
     1,470           0         0      1,470 Colorado HFA SFMR Series C             7.90    12/1/2024   1,561       0      0    1,561
     1,210           0         0      1,210 Colorado HFA SFMR Series D1            8.00    12/1/2024   1,288       0      0    1,288
                                            Remarketed 7/15/1994
       805           0         0        805 Colorado HFA SFMR Series D2            8.13     6/1/2025     859       0      0      859
                                            Remarketed 11/15/1994
     1,000           0         0      1,000 Colorado HFFA Revenue Hospital         5.75    9/15/2022     819       0      0      819
                                            Steamboat Springs Health
     1,000           0         0      1,000 Colorado HFFA Revenue Steamboat        5.70    9/15/2023     810       0      0      810
                                            Springs Health Project
     5,200           0         0      5,200 Denver CO Urban Renewal Authority      9.13     9/1/2017   5,933       0      0    5,933
                                            Tax Increment Revenue Remarketed
                                            6/15/94
     3,500           0         0      3,500 El Paso County CO GO School            7.10    12/1/2017   4,130       0      0    4,130
                                            District  #11 Colorado Springs
       195           0         0        195 Logan County CO SFMR Series A          8.50    11/1/2011     203       0      0      203
       960           0         0        960 Northern Metropolitan District CO      6.50    12/1/2016     941       0      0      941
                                            Adams County
       410           0         0        410 Vail CO SFMR Series 1992 A             8.13     6/1/2010     438       0      0      438
         0         100         0        100 Colorado State Board of Agriculture    8.25   05/01/2003       0     101      0      101
                                            RB, University of Southern Colorado
                                            Sports Project
         0         200         0        200 Colorado State Educational &           7.00   11/01/2029       0     199      0      199
                                            Cultural Facilities Authority RB,
                                            Core Knowledge Project
         0         500         0        500 Denver, City & County Airport RB,      5.50   11/15/2025       0     487      0      487
                                            Series E, MBIA
                                            Denver, City & County RB, The Boston
         0         500         0        500 Lofts Project, Series A, FHA, AMT      5.75   10/01/2027       0     482      0      482
                                            Denver, City & County School
         0         500         0        500 District # 1 GO, FGIC                  5.25   12/01/2017       0     486      0      486
                                            Summit, Sports Facilities RB,
         0         420         0        420 Keystone Resorts Project               7.38   08/01/2010       0     469      0      469

                                                                              ------------------------------------------------------
                                                                                                      25,800   2,224      0   28,024

                                            CONNECTICUT
                                            Connecticut State HFA Housing
        40           0         0         40 Mortgage Finance Program Series B4     7.30   11/15/2003      40       0      0       40
                                            Connecticut State Health &
         0         115         0        115 Educational Facilities Authority RB,   6.00   07/01/2024       0     117      0      117
                                            New Britain General Hospital, Series
                                            B, AMBAC, GOI
                                            Connecticut State Health &
         0         155         0        155 Educational Facilities Authority RB,
                                            Trinity College Project, Series E,
                                            MBIA                                   5.88   07/01/2026       0     157      0      157
                                            Waterbury, Housing Authority RB,
         0         500         0        500 Section 8 Project, Series A, GNMA      5.85   02/01/2037       0     494      0      494
                                                                              ------------------------------------------------------
                                                                                                          40     768      0      808

                                            FLORIDA
        85           0         0         85 Brevard County FL HFA SFMR Series B    7.00     3/1/2013      87       0      0       87
         0         505         0        505 Boynton Beach, Multi-Family Housing    6.45   01/01/2027       0     521      0      521
                                            RB, Clipper Cove Apartments
         0         500         0        500 Florida State Housing Finance Agency   5.90   02/01/2030       0     492      0      492
                                            RB, Glen Oaks Apartment Project,
                                            FNMA, AMT
         0         100         0        100 Florida State University Housing       5.88   05/01/2014       0     103      0      103
                                            Facility RB, MBIA
                                                                              ------------------------------------------------------
                                                                                                          87   1,116      0    1,203

                                            GEORGIA
                                            Atlanta GA Water & Wastewater
     3,500       1,000         0      4,500 Revenue Series A FGIC Insured          5.50    11/1/2022   3,442     990      0    4,432
                                            Houston County GA Development
     1,500           0         0      1,500 Authority MFHR Emerald Coast Housing   7.00     8/1/2028   1,306              0    1,306
                                            Series A
                                            Atlanta, Airport Authority RB,
         0       1,000         0      1,000 Series A, FGIC                         5.60   01/01/2030       0     987      0      987
                                            Fulton, Housing Authority RB,
         0         500         0        500 Multi-Family Housing, Concorde Place   6.90   07/01/2008       0     564      0      564
                                            Apartments Project, Series C, AMT,
                                            Prerefunded @ 100 (A)
                                            Georgia State Housing & Finance
         0         265         0        265 Authority RB, Homeownership            6.50   12/01/2011       0     276      0      276
                                            Opportunity Program, Series C, FHA,
                                            GOA
                                            Georgia State Housing & Finance
         0         485         0        485 Authority RB, Single Family            5.85   12/01/2028       0     474      0      474
                                            Mortgage, Subseries B2, AMT
                                            Smyra, Hospital Authority RB,
         0         500         0        500 Ridgeview Institute Project            6.00   11/01/2028       0     406      0      406
                                                                              ------------------------------------------------------
                                                                                                       4,748   3,697      0    8,445

                                            HAWAII
     6,950           0         0      6,950 Hawaii State Department of Budget &
                                            Finance Special Purpose Revenue The    5.75     7/1/2026   6,349       0      0    6,349
                                            Queens Health Systems Series A
         0         500         0        500 Hawaii State Housing Finance &
                                            Development RB, Series A, FNMA, AMT    5.75   07/01/2030       0     479      0      479

                                                                              ------------------------------------------------------
                                                                                                       6,349     479      0    6,828

                                            IDAHO
       900           0         0        900 Idaho Housing Agency SFMR Series C2    6.35     7/1/2015     919       0      0      919
                                            Prerefunded 1/1/05 @102
     1,000           0         0      1,000 Idaho State Building Authority         4.75     9/1/2025     855       0      0      855
                                            Building Revenue Series A MBIA
                                            Insured
       470           0         0        470 Pocatello ID IDA Revenue Allocation    7.25    12/1/2008     475       0      0      475
                                            Tax Increment Series B
         0           0     1,075      1,075 Ada & Canyon Counties, Joint School    5.50   07/30/2015       0       0  1,094    1,094
                                            District # 2 GO
         0           0       500        500 Ada & Canyon Counties, Joint School    5.50   07/30/2016       0       0    505      505
                                            District # 2 GO
         0           0       120        120 Ammon, Urban Renewal Agency, Series    6.00   08/01/2006       0       0    125      125
                                            B, Pre-refunded @ 100, LOC (A)
         0           0       500        500 Bannock County, School District # 25   5.25   08/01/2015       0       0    498      498
                                            GO, FGIC
         0           0       560        560 Bingham County, School District #      5.65   08/01/2015       0       0    570      570
                                            055 GO, MBIA
         0           0       135        135 Blackfoot, Wastewater Treatment        5.80   09/01/2018       0       0    140      140
                                            Plant Facilities Project COP, AMBAC
         0           0       115        115 Blackfoot, Wastewater Treatment        5.85   09/01/2019       0       0    119      119
                                            Plant Facilities Project COP, AMBAC
         0           0       500        500 Boise, Urban Renewal RB, Ada County    5.90   08/15/2029       0       0    509      509
                                            Courts, AMBAC
         0           0       500        500 Boise Airport COP, Package Facility    5.40   08/01/2011       0       0    507      507
                                            Project, Series A, AMBAC
         0           0       365        365 Boise, Urban Renewal, Tax Increment    5.10   09/01/2014       0       0    361      361
                                            Capital City Development Project, FSA
         0           0       385        385 Boise, Urban Renewal, Tax Increment    5.15   09/01/2015       0       0    381      381
                                            Capital City Development Project, FSA
         0           0     1,000      1,000 Boise State University RB, FSA         5.00   04/01/2023       0       0    929      929

         0           0       160        160 Boise State University RB, Student     5.25   04/01/2017       0       0    159      159
                                            Union & Housing System Project, MBIA
         0           0     1,000      1,000 Boise, Independent School District GO  5.50   07/30/2016       0       0  1,002    1,002

         0           0       500        500 Bonneville & Bingham, School           5.75   07/30/2007       0       0    527      527
                                            District # 93 GO, Series A, FGIC
         0           0       500        500 Bonneville & Bingham, School           5.50   07/30/2010       0       0    519      519
                                            District # 93 GO, Series A, FGIC
         0           0       590        590 Bonneville GO, FSA                     5.50   08/01/2016       0       0    596      596

         0           0       400        400 Canyon, School District # 132 GO, FSA  5.40   07/30/2012       0       0    409      409

         0           0       470        470 Canyon, School District # 132 GO, FSA  5.45   07/30/2014       0       0    477      477

         0           0       900        900 Canyon, School District # 132 GO, FSA  5.45   07/30/2015       0       0    909      909

         0           0       500        500 Cassia & Twin Falls, Joint School      5.38   08/01/2014       0       0    506      506
                                            District # 151 GO, FGIC
         0           0     1,000      1,000 Cassia & Twin Falls, Joint School      5.38   08/01/2016       0       0  1,002    1,002
                                            District # 151 GO, FGIC
         0           0       250        250 Elks, Health Facility Authority RB,    5.00   07/15/2008       0       0    225      225
                                            Rehabilitation Hospital Project
         0           0       500        500 Elks, Health Facility Authority RB,    5.13   07/15/2013       0       0    418      418
                                            Rehabilitation Hospital Project
         0           0       715        715 Elks, Health Facility Authority RB,    5.45   07/15/2023       0       0    560      560
                                            Rehabilitation Hospital Project
         0           0       100        100 Elmore, School District # 193 GO,      5.00   07/31/2010       0       0    101      101
                                            AMBAC
         0           0       125        125 Fremont & Madison, School District #   5.60   08/01/2014       0       0    127      127
                                             215 GO, FSA
         0           0       765        765 Fremont & Madison, School District #   5.60   08/01/2015       0       0    776      776
                                            215 GO, FSA
         0           0       130        130 Gooding & Lincoln, Joint School        6.25   02/01/2004       0       0    137      137
                                            District # 231 GO, FSA, Pre-refunded
                                            @ 100 (A)
         0           0       100        100 Idaho State Building Authority RB,     5.60   09/01/2005       0       0    103      103
                                            Series C, MBIA
         0           0     1,150      1,150 Idaho State Building Authority RB,     5.00   09/01/2021       0       0  1,055    1,055
                                            Series A, MBIA
         0           0       250        250 Idaho State Health Facility            5.25   05/01/2014       0       0    218      218
                                            Authority RB, Bannock Regional
                                            Medical Project
         0           0       500        500 Idaho State Health Facility            5.25   12/01/2014       0       0    497      497
                                            Authority RB, Holy Cross Health
                                            Systems, MBIA
         0           0       500        500 Idaho State Health Facility            5.00   12/01/2018       0       0    467      467
                                            Authority RB, Holy Cross Health
                                            Systems, MBIA

         0           0        40         40 Idaho State Health Facility            5.00   12/01/2028       0       0     35       35
                                            Authority RB, Holy Cross Health
                                            Systems, MBIA
         0           0       150        150 Idaho State Health Facility            6.65   02/15/2021       0       0    171      171
                                            Authority RB, IHC Hospital Project,
                                            ETM
         0           0       200        200 Idaho State Health Facility            5.63   12/01/2013       0       0    204      204
                                            Authority RB, Magic Valley Regional
                                            Medical Center, AMBAC
         0           0       130        130 Idaho State Health Facility            6.20   11/15/2002       0       0    137      137
                                            Authority RB, Mercy Medical Center
                                            Project, Pre-refunded @102 (A)
         0           0       100        100 Idaho State Health Facility            6.10   12/01/2007       0       0    105      105
                                            Authority RB, St. Alphonsus Regional
                                            Medical Center Project, Pre-refunded
                                            @102 (A)
         0           0       960        960 Idaho State Housing & Finance          6.15   01/01/2028       0       0    964      964
                                            Authority RB, Single Family
                                            Mortgage, Series H-2, FHA AMT
         0           0       365        365 Idaho State Housing & Finance          4.95   07/01/2011       0       0    352      352
                                            Authority RB, Single Family
                                            Mortgage, Series E-2
         0           0       485        485 Idaho State Housing & Finance          5.20   07/01/2020       0       0    444      444
                                            Authority RB, Single Family
                                            Mortgage, Series I-2, FHA AMT
         0           0       500        500 Idaho State University RB, Student     4.90   04/01/2017       0       0    464      464
                                            Facility Fee, MBIA
         0           0       865        865 Idaho State University RB, Student     6.50   04/01/2015       0       0    948      948
                                            Facility Fee, Recreation Center
                                            Project, FSA
         0           0       500        500 Idaho State Water Resource Board RB,   6.20   05/01/2020       0       0    503      503
                                            Pooled Loan Program, Series A
         0           0       240        240 Jefferson, School District  # 253      5.50   08/01/2015       0       0    244      244
                                            GO, MBIA
         0           0       290        290 Jerome, Lincoln & Gooding GO, School   5.00   07/31/2012       0       0    290      290
                                            District # 2, FSA
         0           0       170        170 Kootenai, School District #273 GO,     5.00   07/30/2017       0       0    163      163
                                            AMBAC
         0           0       250        250 Lewis-Clark State College, College     5.20   04/01/2017       0       0    245      245
                                            Facilities RB, MBIA
         0           0       420        420 Madison GO, FSA                        5.40   08/01/2015       0       0    423      423

         0           0       250        250 Madison, Memorial Hospital Board       5.00   12/01/2018       0       0    227      227
                                            COP, Asset Guaranty
         0           0       215        215 McCall, Water RB, Parity Lien, FSA     5.75   03/01/2007       0       0    226      226

         0           0       500        500 McCall, Water RB, Parity Lien, FSA     5.85   03/01/2016       0       0    512      512

         0           0       290        290 Meridian, Free Library District GO,    5.00   08/01/2015       0       0    283      283
                                            FSA
         0         545     1,000      1,545 Nez Perce, Pollution Control RB,       6.00   10/01/2024       0     515    945    1,460
                                            Potlatch Corporation Project
         0           0       375        375 Oneida, School District # 351 GO,      5.00   07/31/2015       0       0    364      364
                                            MBIA
         0           0       365        365 Payette, School District # 372 GO,     6.25   07/30/2010       0       0    407      407
                                            AMBAC
         0           0       100        100 Payette, School District # 372 GO,     6.75   07/31/2003       0       0    106      106
                                            Asset Guaranty, Pre-refunded @ 100
                                            (A)
         0           0       500        500 Southern Idaho Regional Solid Waste    5.45   11/01/2013       0       0    506      506
                                            Project COP LOC
         0           0       400        400 Teton, School District # 401 GO, FSA   5.50   08/01/2010       0       0    415      415

         0           0       145        145 Twin Falls & Cassia, Joint School      5.45   08/01/2015       0       0    146      146
                                            District # 418 GO, MBIA
         0           0       400        400 Twin Falls, School District # 413      5.25   07/30/2013       0       0    403      403
                                            GO, Cl A, AMBAC
         0           0       420        420 Twin Falls, School District # 413      5.25   07/30/2014       0       0    422      422
                                            GO, Cl A, AMBAC
         0           0       195        195 Twin Falls, School District # 415      5.50   08/01/2015       0       0    195      195
                                            GO, Asset Guaranty
         0           0       200        200 University of Idaho, Student Fee RB,   5.85   04/01/2011       0       0    209      209
                                            FSA
         0           0       500        500 University of Idaho, Student Fee RB,   6.00   04/01/2026       0       0    511      511
                                            Kibbie & Enroll Project, Series D,
                                            FSA
         0           0       500        500 University of Idaho, Student Fee RB,   5.65   04/01/2022       0       0    507      507
                                            University Commons Project, MBIA
         0         465         0        465 Idaho State Health Facilities          6.13   05/01/2025       0     423      0      423
                                            Authority RB, Bannock Regional
                                            Medical Center Project

                                                                              ------------------------------------------------------
                                                                                                       2,249     938 28,604   31,791

                                            ILLINOIS
                                            Illinois Development Finance
    35,000           0         0     35,000 Authority Retirement Housing Revenue   5.92    7/15/2023   7,615       0      0   7,615
                                            Regency Park Series
                                            A
                                            Illinois Development Finance
     1,000           0         0      1,000 Authority Revenue Community            5.70     7/1/2019     839       0      0     839
                                            Rehabilitation Providers Series A
                                            Illinois Development Financial
       950           0         0        950 Authority Revenue  Community           7.88     7/1/2020     850       0      0     850
                                            Rehabilitation Providers Series A
                                            Illinois Development Financial
     1,735           0         0      1,735 Authority Revenue  Community           7.88     7/1/2020   1,975       0      0   1,975
                                            Rehabilitation Providers Series A
                                            Illinois Development Finance
     1,120           0         0      1,120 Authority Revenue Community            5.65     7/1/2019     934       0      0     934
                                            Rehabilitation Providers Series C
                                            Illinois Educational Facilities
     4,940           0         0      4,940 Authority Revenue Capital              5.99     7/1/2014   2,066       0      0   2,066
                                            Appreciation
                                            Refunded
                                            Illinois HFFA Revenue Edgewater
     1,120           0         0      1,120 Medical Center Series A                9.25     7/1/2024   1,294       0      0   1,294
                                            Illinois HFFA Revenue Healthcare
     4,500           0         0      4,500 System                                 6.25   11/15/2029   4,241       0      0   4,241
                                            Lake County, IL, Community Unit
     1,025           0         0      1,025 School District  #116 Educational      7.60     2/1/2013   1,234       0      0   1,234
                                            Facilities Revenue Rund Lake
                                            Regional Transportation Authority IL
     7,350           0         0      7,350 Sales Tax Revenue Series D FGIC        7.75     6/1/2019   9,144       0      0   9,144
                                            Insured
                                            Bryant, Pollution Control RB,
         0       1,000         0      1,000 Central Illinois Light Project         5.90   08/01/2023       0     950      0     950
                                            Chicago, Board of Education GO,
         0         500         0        500 School Reform Board, Series A, FGIC    5.50   12/01/2026       0     483      0     483
                                            Chicago, Multi-Family Housing RB,
         0         500         0        500 Bryne Mawr/Belle Project, GNMA, AMT    6.13   06/01/2039       0     507      0     507
                                            Illinois State Health Facilities
         0         520         0        520 Authority RB, Holy Cross Hospital      6.25   03/01/2004       0     522      0     522
                                            Project, GOH
                                            Illinois State Housing Development
         0         235         0        235 Authority RB, Multi-Family Housing,    7.00   07/01/2017       0     236      0     236
                                            HUD
                                            Illinois State, Sales Tax RB, Series
         0       1,255         0      1,255 P                                      6.50   06/15/2022       0   1,368      0   1,368
                                            Jackson and Williamson GO, AMBAC
         0         500         0        500                                        6.25   12/01/2015       0     531      0     531
                                            Rockford, Mortgage Authority RB,
         0       1,000         0      1,000 Faust Landmark Apartments, Series A,   6.75   01/01/2018       0   1,059      0   1,059
                                            MBIA, AMT, HUD
                                                                              -----------------------------------------------------
                                                                                                      30,192   5,656      0  35,848


                                            INDIANA
                                            Hammod, Multi-School Building RB,
         0         720         0        720 First Mortgage Project, State Aid      6.13   07/15/2019       0     741      0     741
                                            Witholding
                                            Indiana State Toll Financial
         0          25         0         25 Authority RB                           6.00   07/01/2013       0      25      0      25
                                            Indianapolis, Local Public
         0         290         0        290 Improvement RB, Series B               6.00   01/10/2020       0     306      0     306
                                            Petersburg, Pollution Control RB,
         0         105         0        105 Indianapolis Power & Light Project     6.63   12/01/2024       0     107      0     107

                                                                              -----------------------------------------------------
                                                                                                           0   1,179      0   1,179

                                            IOWA
                                            Iowa Finance Authority SFMR Mortgage
     1,225           0         0      1,225 Backed Securities Program Series B     6.95     7/1/2024   1,275       0      0   1,275
                                            Iowa Finance Authority SFMR Series B   7.45     7/1/2023     191       0      0     191
       185           0         0        185 Iowa City, Sewer RB, MBIA              5.75   07/01/2021       0   1,006      0   1,006
         0       1,000         0      1,000 Iowa State Finance Authority RB,
         0         475         0        475 Series F, GNMA/FNMA                    5.70   01/01/2027             464      0     464
                                            Iowa State Hospital Facility RB,
         0         200         0        200 Sisters of Mercy Health Project,       6.25   02/15/2022             204      0     204
                                            Series N, FSA

                                                                              -----------------------------------------------------
                                                                                                       1,466   1,674      0   3,140

                                            KANSAS
     3,175           0         0      3,175 Kansas State DOT Highway Revenue       7.25     9/1/2008   3,649       0      0   3,649
                                            Series A
     3,755           0         0      3,755 Sedgwick & Shawnee Counties KS SFMR    6.70     6/1/2029   4,086       0      0   4,086
                                            Mortgage Backed Securities Series A2
                                            Collateralized by GNMA

                                                                              -----------------------------------------------------
                                                                                                       7,735       0      0   7,735

                                            KENTUCKY
         0         500         0        500 Kentucky State Economic Development    5.88   10/01/2022       0     338      0     338
                                            Finance RB, Appalachian Hospital
                                            System
         0         100         0        100 University of Louisville,              5.88   05/01/2011       0     103      0     103
                                            Consolidated Educational Building,
                                            School Board Guaranty RB, Series H

                                                                              -----------------------------------------------------
                                                                                                           0     441      0     441


                                            LOUISIANA
                                            Louisiana Public Facilities
       235           0         0        235 Authority Revenue Student Loan LA      6.85     1/1/2009     244       0      0     244
                                            Opportunity Loans Series A
                                            Louisiana Stadium & Exposition
     2,000           0         0      2,000 District Hotel Occupancy Tax &         4.75     7/1/2021   1,717       0      0   1,717
                                            Stadium Revenue
                                            Rapides Parish LA Housing & Mortgage
     5,000           0         0      5,000 Finance Authority Capital              7.45    7/10/2014   1,882       0      0   1,882
                                            Appreciation Revenue Series C
                                            St. Bernard Parish LA Housing
     2,900           0         0      2,900 Mortgage Authority SFMR Series 1992 C  7.65    7/10/2014   1,026       0      0   1,026
                                            Louisiana State, Stadium &
         0       1,000         0      1,000 Exposition District RB, Series B,      5.00   07/01/2026       0     890      0     890
                                            FGIC

                                                                              -----------------------------------------------------
                                                                                                       4,869     890      0   5,759

                                            MAINE
                                            Maine State Housing Authority RB,
         0       1,000         0      1,000 Series D2, AMT                         5.90   11/15/2025       0     984      0     984


                                            MASSACHUSETTS
                                            Massachusetts Bay Transportation
     5,325           0         0      5,325 Authority General Transportation       6.20     3/1/2016   5,765       0      0   5,765
                                            System Revenue Series B
                                            Massachusetts EDFA Revenue Series C
     4,490           0         0      4,490 MBIA  Insured                          4.80    12/1/2010   4,233       0      0   4,233
                                            Massachusetts State College Building
     2,500           0         0      2,500 Authority  Educational Facilities      7.50     5/1/2014   3,006       0      0   3,006
                                            Revenue Series A
                                            Massachusetts State Development
     2,235           0         0      2,235 Finance Agency Resource Recovery       5.30    12/1/2014   1,939       0      0   1,939
                                            Revenue Ogden Haverhill Project
                                            Series B
                                            Massachusetts State Health &
     2,500           0         0      2,500 Educational Facilities Authority       5.70     7/1/2015   2,107       0      0   2,107
                                            Revenue Caritas Christi Obligations
                                            Group A
                                            Massachusetts State HFA Residential
     1,000           0         0      1,000 Development FNMA Collateralized        6.90   11/15/2021   1,047       0      0   1,047
                                            Massachusetts State HFA SFMR Series
       750           0         0        750 26                                     5.60     6/1/2025     696       0      0     696
                                            Massachusetts State Turnpike
    10,000           0         0     10,000 Authority Metropolitan Highway         4.75     1/1/2034   8,266       0      0   8,266
                                            System Revenue Series A
                                            New Bedford MA IDA Revenue Aerovox
       380           0         0        380 Incorporated Project Series 1982       7.42     7/1/2002     382       0      0     382
                                            Massachusetts State Health &
         0         200         0        200 Education Authority RB,                5.88   07/01/2018       0     208      0     208
                                            Melrose-Wakefield Hospital, Series
                                            B, GOH, ETM
                                            Massachusetts State Water Pollution
         0         400         0        400 Authority RB, MWRA Project,            6.00   08/01/2023       0     410      0     410
                                            Subseries A

                                                                              -----------------------------------------------------
                                                                                                      27,441     618      0  28,059

                                            MICHIGAN
     2,990           0         0      2,990 Michigan State HFFA Revenue Henry
                                            Ford Health System Series A            6.00   11/15/2019   2,916       0      0   2,916
     2,760           0         0      2,760 Wayland MI USD GO FGIC Insured

                                                                                   8.00     5/1/2010   3,373       0      0   3,373

                                                                              -----------------------------------------------------
                                                                                                       6,289       0      0   6,289

                                            MINNESOTA
                                            Austin MN Housing & Redevelopment
       500           0         0        500 Authority Governmental Housing Gross   7.25     1/1/2032     503       0      0     503
                                            Revenue Courtyard Residence Project
                                            Series A
                                            Minneapolis St. Paul MN Housing
       290           0         0        290 Finance Board SFMR Phase IX            7.30     8/1/2031     296       0      0     296
                                            Minneapolis & St. Paul, Housing &
         0         500         0        500 Redevelopment Authority RB, Group      6.90   10/15/2022       0     503      0     503
                                            Health Plan Project

                                                                              -----------------------------------------------------
                                                                                                         799     503      0   1,302

                                            MISSOURI
         0         500         0        500 Boone, Public Water Supply RB,         5.50   05/01/2029       0     450      0     450
                                            District # 07
         0         200         0        200 Springfield, Public Building           5.90   11/01/2014       0     209      0     209
                                            Leasehold RB, Parks Department
                                            Improvement Project, FSA
                                            Total Missouri
                                                                                                           0     659      0     659


                                            NEBRASKA
                                            Lincoln-Lancaster, Public Building
         0         150         0        150 Commission RB, Tax Supported Lease     6.00   10/15/2026       0     153      0     153
                                            Rental, GOC
                                            Total Nebraska

                                            NEVADA
     2,000           0         0      2,000 Clark County NV IDR Nevada Power       5.90    11/1/2032   1,717       0      0   1,717
                                            Company Project Series A
         0         180         0        180 Nevada State Housing Division RB,      6.50   10/01/2016       0     185      0     185
                                            Single Family Program, Series C-1,
                                            FHA
         0         280         0        280 Nevada State Housing Division RB,      6.25   10/01/2016       0     286      0     286
                                            Multi-Unit Housing, Saratoga Palms,
                                            AMT, FNMA

                                                                              -----------------------------------------------------
                                                                                                       1,717     471      0   2,188



                                            NEW HAMPSHIRE
         0       1,170         0      1,170 New Hampshire State Higher             5.80   11/01/2027       0   1,052      0   1,052
                                            Educational & Health Facilities
                                            Authority RB, Androscoggin Valley
                                            Hospital


                                            NEW JERSEY
     1,570           0         0      1,570 New Jersey Health Care Facilities      6.50     7/1/2009   1,546       0      0   1,546
                                            Financing Authority Revenue
                                            Englewood Hospital & Medical Center
     1,250           0         0      1,250 New Jersey State Housing & Mortgage    7.00     5/1/2030   1,301       0      0   1,301
                                            Finance Agency MFHR Presidential
                                            Plaza FHA Insured
         0         140         0        140 New Jersey State Health Care           7.25   07/01/2027       0     124      0     124
                                            Facility Financing Authority RB,
                                            Raritan Bay Center

                                                                              -----------------------------------------------------
                                                                                                       2,847     124      0   2,971

                                            NEW MEXICO
     3,040           0         0      3,040 Bernalillo County NM Gross Receipts    5.20     4/1/2021   2,876       0      0   2,876
                                            Tax Revenue Bonds
     1,475           0         0      1,475 Bernalillo County NM Gross Receipts    5.25     4/1/2027   1,390       0      0   1,390
                                            Tax Revenue Bonds
     3,500           0         0      3,500 Bernalillo County NM Gross Receipts    5.70     4/1/2027   3,508       0      0   3,508
                                            Tax  Revenue Bonds Series B
     2,000           0         0      2,000 Farmington NM PCR Public Service       6.38     4/1/2022   1,891       0      0   1,891
                                            Company San Juan Project Series D
       690           0         0        690 Hobbs NM SFMR                          8.75     7/1/2011     748       0      0     748

     6,585           0         0      6,585 Santa Fe County NM Correctional        6.00     2/1/2027   6,836       0      0   6,836
                                            Systems Revenue FSA Insured
         0         375         0        375 Carlsbad, Multi-Family Housing RB,     7.38   08/01/2027       0     368      0     368
                                            Colonial Hillcrest
         0         430         0        430 Southeastern New Mexico Affordable     7.25   12/01/2027       0     399      0     399
                                            Housing RB, Casa Hermosa Apartments


                                                                              -----------------------------------------------------
                                                                                                      17,249     767      0  18,016


                                            NEW YORK
     2,400           0         0      2,400 New York NY City Transitional          4.75     5/1/2023   2,053       0      0   2,053
                                            Finance Authority Revenue
     1,480           0         0      1,480 New York NY GO Series B1 Prerefunded   7.30    8/15/2010   1,635       0      0   1,635
                                            8/15/04 @ 101
     1,340           0         0      1,340 New York NY GO Series B1 Prerefunded   7.38    8/15/2013   1,484       0      0   1,484
                                            8/15/04 @ 101
         0       1,000         0      1,000 New York State Dormitory Authority     6.10   02/01/2037       0   1,006      0   1,006
                                            RB, Menorah Campus, FHA
         0         280         0        280 New York State Local Government        6.00   04/01/2024       0     286      0     286
                                            Assistance RB, Series A, GOC
         0         100         0        100 New York State Medical Care            6.50   08/15/2004       0     109      0     109
                                            Facilities RB, Series E, MBIA,
                                            Pre-refunded @ 102 (A)
         0       1,000         0      1,000 New York State Metropolitan            5.63   07/01/2027       0     971      0     971
                                            Transportation Authority RB, Series
                                            C1
         0         270         0        270 New York State Unrefunded Balance      6.00   08/01/2026       0     274      0     274
                                            GO, Series E
         0         485         0        485 Newark-Wayne, Community Hospital RB,   7.60   09/01/2015       0     493      0     493
                                            Series A, GOH
         0         500         0        500 United Nations Development RB,         5.60   07/01/2026       0     482      0     482
                                            Series B, GOC


                                                                              -----------------------------------------------------
                                                                                                       5,172   3,621      0   8,793

                                            NORTH CAROLINA
     4,000           0         0      4,000 North Carolina Eastern Municipal       5.70     1/1/2017   3,705       0      0   3,705
                                            Power Revenue Series B
         0         375         0        375 North Carolina State Eastern           4.00   01/01/2018       0     313      0     313
                                            Municipal Power Agency RB, Series A,
                                            ETM

         0       1,000         0      1,000 North Carolina State Eastern           6.00   01/01/2022       0   1,059      0   1,059
                                            Municipal Power Agency RB, Series A,
                                            Pre-refunded @ 100 (A)
         0         500         0        500 North Carolina State Medical Care      4.75   10/01/2026       0     414      0     414
                                            Commission RB, Firsthealth of the
                                            Carolinas
         0         500         0        500 North Carolina State Municipal Power   6.00   01/01/2020       0     487      0     487
                                            Agency RB, Series B

                                                                              -----------------------------------------------------
                                                                                                       3,705   2,273      0   5,978

                                            NORTH DAKOTA
         0         255         0        255 Fargo, Multi-Family Housing RB         7.13   02/01/2026       0     237      0     237
         0         260         0        260 North Dakota State Housing Finance     5.95   07/01/2017       0     262      0     262
                                            Agency RB, Home Mortgage, Series C,
                                            AMT
         0         335         0        335 North Dakota State Housing Finance     6.10   07/01/2028       0     335      0     335
                                            Agency RB, Home Mortgage, Series C,
                                            AMT

                                                                              -----------------------------------------------------
                                                                                                           0     834      0     834


                                            OHIO
     2,000           0         0      2,000 Pike County OH Hospital Facilities     7.00     7/1/2022   1,836       0      0   1,836
                                            Revenue Pike Health Services
                                            Incorporated Project
         0         500         0        500 Butler, Hospital Facilities RB,        5.00   11/15/2028       0     398      0     398
                                            Middletown Hospital
         0       1,000         0      1,000 Erie, Franciscan Service RB,           6.00   01/01/2013       0     986      0     986
                                            Providence Hospital
         0         250         0        250 Johnstown, Waterworks System RB        6.00   12/01/2017       0     242      0     242
         0         600         0        600 Mason, Tax Increment Financing         5.30   12/01/2018       0     541      0     541
                                            Authority,  J. W. Harris Development
                                            Ltd. Project, LOC
         0          76         0         76 Montgomery, Special Assessment GO,     6.00   12/01/2017       0      77      0      77
                                            Montgomery Woods Project
         0         500         0        500 Oak Hills, Local School District GO,   5.70   12/01/2025       0     495      0     495
                                            Series A
         0         400         0        400 Perrysburg, School District GO,        5.35   12/01/2025       0     378      0     378
                                            Exempt Village School District

                                                                              -----------------------------------------------------
                                                                                                       1,836   3,117      0   4,953

                                            OKLAHOMA
       200           0         0        200 Pryor Creek OK, EDA Mortgage Revenue   7.13     7/1/2021     202       0      0     202
                                            Series A
       365           0         0        365 Tulsa County OK HFA Mortgage Revenue   7.55     5/1/2023     373       0      0     373
                                            GNMA Collateralized Series B
       405           0         0        405 Tulsa County OK HFA Mortgage Revenue   7.10     6/1/2022     414       0      0     414
                                            GNMA Collateralized Series C
     1,245           0         0      1,245 Tulsa OK IDA Revenue University of     6.00    10/1/2016   1,321       0      0   1,321
                                            Tulsa Series A MBIA Insured
                                                                              -----------------------------------------------------
                                                                                                       2,310       0      0   2,310

                                            OREGON
     1,500           0         0      1,500 Klamath Falls OR Electric Revenue      5.88     1/1/2016   1,343       0      0   1,343
                                            Lien-Klamath Cogen
     8,500           0         0      8,500 Klamath Falls OR Electric Revenue      6.00     1/1/2025   7,475       0      0   7,475
                                            Lien-Klamath Cogen Project
     1,000           0         0      1,000 Oregon State Health Housing            5.25    10/1/2016     781       0      0     781
                                            Educational & Cultural Facilities
                                            Authority
     2,000           0         0      2,000 Washington County OR Housing           6.13     7/1/2029   1,811       0      0   1,811
                                            Authority Revenue Affordable Housing
                                            Pool Series A
         0         500         0        500 Lane, School District # 52, School     5.63   06/15/2020       0     501      0     501
                                            Board Guaranty GO
         0         500         0        500 Oregon State Economic Development      5.70   12/01/2025       0     442      0     442
                                            RB, Pacific Corporation Project,
                                            Series 183, AMT
                                                                              -----------------------------------------------------
                                                                                                      11,410     943      0  12,353

                                            PENNSYLVANIA
     2,000           0         0      2,000 Carbon County PA Industrial            6.70     5/1/2012   2,002       0      0   2,002
                                            Development Authority Revenue
                                            Panther Creek Partners Project
     2,250           0         0      2,250 Chester County PA Health & Education   5.38    5/15/2027   1,885       0      0   1,885
                                            Facilities Authority Revenue
                                            Jefferson Health System Series B
     4,230           0         0      4,230 Cumberland County PA Municipal         6.80   11/15/2023   3,854       0      0   3,854
                                            Authority Revenue Carlisle Hospital
                                            & Health
     1,375           0         0      1,375 Montgomery County PA Higher            6.60     7/1/2010   1,351       0      0   1,351
                                            Education & Health Authority Revenue
                                            Montgomery Hospital Medical Center
                                            Project Series B
       500           0         0        500 Pennsylvania State Higher Education    7.05    10/1/2016     536       0      0     536
                                            Assistance  Agency Student Loan
                                            Revenue Series A AMBAC Insured
     6,000           0         0      6,000 Pennsylvania State Higher Education    7.60     3/1/2022   6,120       0      0   6,120
                                            Assistance  Agency Student Loan
                                            Revenue Series A AMBAC Insured+/-
     4,500           0         0      4,500 Philadelphia PA School District GO     4.50     4/1/2023   3,702       0      0   3,702
                                            Series A MBIA Insured
         0         500         0        500 Allegheny, Hospital Development        5.75   05/15/2017       0     413      0     413
                                            Authority RB, St Francis Medical
                                            Center Project
         0         500         0        500 Allentown, Hospital Authority RB,      6.75   11/15/2014       0     493      0     493
                                            Sacred Heart Hospital of Allentown
         0         500         0        500 Dauphin, General Authority Office      6.00   01/15/2025       0     446      0     446
                                            RB, Office & Packaging Project,
                                            Series A
         0         500         0        500 Delaware, Hospital Authority RB,       6.00   12/15/2020       0     431      0     431
                                            Crozer-Chester Medical Center
         0         100         0        100 Pennsylvania State GO                  9.00   10/01/2000       0     101      0     101
         0         750         0        750 Pennsylvania State Housing Finance     6.88   10/01/2024       0     778      0     778
                                            Agency RB, Single Family Mortgage,
                                            Series 39B, AMT
         0       1,250         0      1,250 Pennsylvania State Housing Finance     5.80   10/01/2029       0   1,214      0   1,214
                                            Agency RB, Single Family Mortgage,
                                            Series 59A, GOA, AMT
         0         500         0        500 Scranton-Lackawanna, Health &          6.25   07/01/2020       0     431      0     431
                                            Welfare Authority RB, Moses Taylor
                                            Hospital Project
         0         500         0        500 Warren, Hospital Authority RB,         6.90   04/01/2011       0     504      0     504
                                            Warren General Hospital Project,
                                            Series A, GOH
         0         500         0        500 Washington, Hospital Authority RB,     7.35   06/01/2003       0     499      0     499
                                            Canonsburg General Hospital Project,
                                            Pre-refunded @ 102 (A)
                                                                              -----------------------------------------------------
                                                                                                      19,450   5,310      0  24,760

                                            PUERTO RICO
         0           0       735        735 Puerto Rico Commonwealth Highway &     6.25   07/01/2016       0       0    823     823
                                            Transportation Authority Highway RB,
                                            Series Z, FSA
         0           0       400        400 Puerto Rico Commonwealth Highway &     6.25   07/01/2013       0       0    446     446
                                            Transportation Authority Highway RB,
                                            Series Z, MBIA
         0           0       500        500 Puerto Rico Commonwealth Highway &     6.25   07/01/2014       0       0    558     558
                                            Transportation Authority Highway RB,
                                            Series Y, FSA
         0           0       250        250 Puerto Rico Commonwealth Highway &     5.50   07/01/2026       0       0    249     249
                                            Transportation Authority Highway RB,
                                            Series Y, MBIA
                                                                              -----------------------------------------------------
                                                                                                           0       0  2,076   2,076


                                            RHODE ISLAND
         0         325         0        325 Rhode Island Depositors Economic       6.38   08/01/2022       0     357      0     357
                                            Protection Corporation, Special
                                            Obligation RB, Series A, ETM
         0         150         0        150 Rhode Island State, Convention         5.75   05/15/2020       0     151      0     151
                                            Center Authority RB, Series A, AMBAC
         0       1,000         0      1,000 Rhode Island State Housing &           5.95   04/01/2029       0     986      0     986
                                            Mortgage Finance RB, Series 23, AMT
                                                                                                     ------------------------------
                                                                                                           0   1,494      0   1,494

                                            SOUTH CAROLINA
     8,800           0         0      8,800 Connector 2000 Association             5.73     1/1/2017   2,466       0      0   2,466
                                            Incorporated SC Toll Road Revenue
                                            Southern Connector Project Series
                                            B
     9,100           0         0      9,100 Connector 2000 Association             5.75     1/1/2018   2,349       0      0   2,349
                                            Incorporated SC Toll Road Revenue
                                            Southern Connector Project Series B
     9,400           0         0      9,400 Connector 2000 Association             5.75     1/1/2019   2,245       0      0   2,245
                                            Incorporated SC Toll Road Revenue
                                            Southern Connector Project Series
                                            B
     1,000           0         0      1,000 Loris SC Community Hospital District   5.63     1/1/2029     805       0      0     805
                                            Hospital Revenue Series B South
                                            Carolina State Connector 2000
                                            Association RB, Toll Road
         0         500         0        500 Project, (B)                           5.85 + 01/01/2031       0      49      0      49
         0       1,000         0      1,000 University of South Carolina RB, MBIA  5.75   06/01/2026       0   1,003      0   1,003
                                                                                                    -------------------------------
                                                                                                       7,865   1,052      0   8,917


                                            SOUTH DAKOTA
     3,500           0         0      3,500 South Dakota State HEFA Revenue        7.30     4/1/2016   3,545       0      0   3,545
                                            Huron Regional Medical Center
         0         500         0        500 South Dakota State Health &            7.25   04/01/2020       0     508      0     508
                                            Education Facilities RB, Huron
                                            Regional Medical Center                                 -------------------------------
                                                                                                       3,545     508      0   4,053
                                            TENNESSEE
    14,250           0         0     14,250 Metropolitan Governments of            5.72     6/1/2021   3,468       0      0   3,468
                                            Nashville & Davidson County TN
                                            Health & Educational Facilities
                                            Revenue Volunteer Health Care
         0         500         0        500 Nashville & Davidson Counties,         5.00   08/01/2012       0     474      0     474
                                            Health & Education Facility RB,
                                            Open Arms Development Center                            -------------------------------
                                                                                                       3,468     474      0   3,942

                                            TEXAS
       320           0         0        320 Baytown TX Housing Finance             8.50     9/1/2011     354       0      0     354
                                            Corporation SFMR Series 1992 A
     1,535           0         0      1,535 Beaumont TX Housing Finance            9.20     3/1/2012   1,729       0      0   1,729
                                            Corporation Revenue Brazos
                                            River Authority TX Utilities
     2,900           0         0      2,900 Revenue Houston Industries             5.13     5/1/2019   2,665       0      0   2,665
                                            Incorporated Project Series A
     2,000           0         0      2,000 Columbia & Brazoria TX Independent     4.75     2/1/2025   1,697       0      0   1,697
                                            School District GO PSFG Insured
     1,145           0         0      1,145 Corpus ChristiTX HFA Housing Revenue   7.70     7/1/2011   1,210       0      0   1,210
                                            Series A MBIA Insured
     2,150           0         0      2,150 Cypress Fairbanks TX Independent       4.75    2/15/2022   1,843       0      0   1,843
                                            School District PSFG Insured
     2,395           0         0      2,395 Desoto TX Housing Finance              7.00     2/1/2025   2,633       0      0   2,633
                                            Corporation MFHR Windsor Foundation
                                            Project Series A
       180           0         0        180 El Paso TX Housing Finance             8.75    10/1/2011     197       0      0     197
                                            Corporation SFMR Series A
     2,000           0         0      2,000 Fort Bend TX Independent School        5.38    2/15/2024   1,891       0      0   1,891
                                            District Public School Financed
                                            Insured
       220           0         0        220 Galveston County TX Property Finance   8.50     9/1/2011     237       0      0     237
                                            Authority Incorporated SFMR Series A
     1,300           0         0      1,300 Grape Creek-Pulliam TX Independent     7.25    5/15/2021   1,374       0      0   1,374
                                            School District Public Facilities
                                            Corporation GO
     1,115           0         0      1,115 Harlandale TX Independent School       5.50   10/15/2012   1,069       0      0   1,069
                                            District Public Facilities
                                            Corporation Lease Revenue
                                            Educational Facilities Revenue
     3,690           0         0      3,690 Houston TX Housing Finance             8.00     6/1/2014    3,927      0      0   3,927
                                            Corporation SFMR  Series A-1
     2,250           0         0      2,250 Houston TX Housing Finance             8.00     6/1/2014    2,418      0      0   2,418
                                            Corporation SFMR  Series B-1
     1,000           0         0      1,000 La Porte TX GO Independent School      4.25    2/15/2018      820      0      0     820
                                            District PSFG Insured
     1,000           0         0      1,000 La Porte TX GO Independent School      4.25    2/15/2019      810      0      0     810
                                            District PSFG Insured
     3,075           0         0      3,075 Lufkin TX Health Facilities            6.88    2/15/2026    2,842      0      0   2,842
                                            Development Corporation Health
                                            System  Revenue Memorial Health
                                            System of East Texas
     1,005           0         0      1,005 Port Arthur TX Housing Finance         8.70   3/1/2012      1,101      0      0   1,101
                                            Corporation SFMR
     4,180           0         0      4,180 San Antonio TX Higher Education        7.13  11/1/2015      4,398      0      0   4,398
                                            Authority Incorporated Educational
                                            Facilities Revenue
     2,200           0         0      2,200 Texas State Department of Housing &    8.10   9/1/2015      2,392      0      0   2,392
                                            Community Affairs SFMR Series A
     1,040           0         0      1,040 Texas State PFA Building Revenue       4.50   2/1/2017        886      0      0     886
                                            State Preservation Board Series A
                                            AMBAC Insured
       295           0         0        295 Travis County TX Housing Finance       7.00  12/1/2011        303      0      0     303
                                            Corporation Residential Mortgage
                                            Revenue GNMA/FNMA Mortgage Backed
                                            Securities Series A
         0         500         0        500 Beaumont, Multi-Family Housing RB,     6.45 06/15/2022          0    506      0     506
                                            Park Shadows Project, FNMA
         0         325         0        325 Carroll, Independent School District   6.75 08/15/2020          0    371      0     371
                                            GO, PSFG
         0         700         0        700 Denison, Hospital Authority            6.13 08/15/2017          0    586      0     586
                                            RB,Texoma Medical Center Project
         0         500         0        500 Harris County, Industrial              6.95 02/01/2022          0    516      0     516
                                            Development RB, Gatx Terminals
                                            Project
         0         200         0        200 Socorro, Independent School District   5.75 02/15/2021          0    210      0     210
                                            GO
         0         160         0        160 Texarkana, Health Facilities RB,       6.00 10/01/2017          0    168      0     168
                                            Wadley Regional Medical Center,
                                            Series B, MBIA
                                                                                                  ---------------------------------
                                                                                                       36,796  2,357      0  39,153

                                            UTAH
     1,450         410         0      1,860 Salt Lake County UT EDFA Revenue       5.75  10/1/2027      1,313    383      0   1,696
                                            Westminster College Project
     1,100           0         0      1,100 Utah State Board Regents Student       6.70  11/1/2015      1,140      0      0   1,140
                                            Loan Revenue Amortized Series H
       500           0         0        500 Utah State Board Regents Student       7.45  11/1/2008        515      0      0     515
                                            Loan Revenue Series F
         5           0         0          5 Utah State HFA SFMR Series D2          6.45   1/1/2011          5      0      0       5
    11,500           0         0     11,500 Weber County UT Hospital Revenue IHC   5.00  8/15/2030      9,835      0      0   9,835
                                            Health Service Incorporated AMBAC
                                            Insured
         0         500         0        500 Provo City, Housing Authority RB,      5.80 07/20/2022          0    492      0     492
                                            Lookout Pointe Apartments, GNMA
         0         275         0        275 Salt Lake City, Metropolitan Water     4.10 08/01/2004          0    247      0     247
                                            Division RB, FGIC
         0         250         0        250 Utah State Building Ownership          5.50 05/15/2019          0    250      0     250
                                            Authority Lease RB, Student
                                            Facilities Master Lease, Series C,
                                            FSA
         0          75         0         75 Utah State Housing Finance Agency      6.80 01/01/2012          0     78      0      78
                                            RB, Single Family Mortgage, FHA
         0       1,000         0      1,000 Weber County, Municipal Building       5.75 12/15/2019          0  1,004      0   1,004
                                            Authority RB, MBIA
                                                                                                    -------------------------------
                                                                                                       12,808   2,454     0  15,262

                                            VERMONT
         0         365         0        365 Vermont State Housing Finance Agency   6.00 05/01/2037       0     364        0     364
                                            RB, Series 9, MBIA, AMT
         0         900         0        900 Vermont State Student Assistance       6.70 12/15/2012       0     946        0     946
                                            Financing RB, Series B, FSA, AMT
                                                                                                    -------------------------------
                                                                                                         0   1,310        0   1,310

                                            VIRGINIA
     3,000           0         0      3,000 Fairfax County VA Redevelopment &      7.60  10/1/2036   3,105       0        0   3,105
                                            Housing Authority MFHR Burke Shire
                                            Commons
         0       1,000         0      1,000 Chesapeake Bay Bridge and Tunnel       5.50 07/01/2025       0     995        0     995
                                            Commission RB, General Resolution,
                                            MBIA
                                                                                                    -------------------------------
                                                                                                     3,105     995        0   4,100

                                            WASHINGTON
     1,748           0         0      1,748 Kitsap County WA Housing Authority     7.10  8/20/2016   1,947       0        0   1,947
                                            Revenue MFHR Bonds Low Income
                                            Housing Collaterized by GNMA
     6,205           0         0      6,205 Port Longview WA Revenue Series A      5.00  12/1/2014   5,567       0        0   5,567

     1,100           0         0      1,100 Vancouver WA Housing Authority         5.65   3/1/2031     930       0        0     930
                                            Revenue Springbrook Square
     2,750           0         0      2,750 Washington Public Power Supply         6.00   7/1/2007   2,894       0        0   2,894
                                            System Power  Revenue Nuclear
                                            Project #2 Series A
     4,000           0         0      4,000 Washington State Housing Finance       5.25   7/1/2002   3,990       0        0   3,990
                                            Commission Nonprofit Housing Revenue
                                            Ocean Ridge Apartments Project
                                            Series A
     1,145           0         0      1,145 Washington State Housing Finance       7.10   7/1/2022   1,169       0        0   1,169
                                            Commission SFMR GNMA/FNMA
                                            Collateralized Series E
     2,000           0         0      2,000 Washington State Public Power Supply   5.13   7/1/2018   1,830       0        0   1,830
                                            System Power Revenue Nuclear Project
                                            #2 Series A
     4,980           0         0      4,980 Washington State University            5.38   6/1/2029   4,626       0        0   4,626
                                            Washington Education Lease Revenue
                                            4225 Roosevelt Project Series A
     3,000           0         0      3,000 Yakima County WA School District       6.75  12/1/2006   3,301       0        0   3,301
                                            #007 GO MBIA Insured
         0         500         0        500 Clark County, School District # 98     6.15 12/01/2015       0     528        0     528
                                            GO, MBIA
         0         110         0        110 King County GO, MBIA                   6.13 01/01/2033       0     112        0     112

         0         820         0        820 Pilchuck, State Development RB,        6.00 08/01/2023       0     781        0     781
                                            Tramco Project, AMT
         0       1,000         0      1,000 Seattle, Low Income Housing            7.40 11/20/2036       0   1,111        0   1,111
                                            Assistance Authority RB, Kin On
                                            Project, GNMA
         0         500         0        500 Seattle, Water Systems RB, Series B,   6.00 07/01/2029       0     509        0     509
                                            FGIC
         0         220         0        220 Snohomish County, Public Utility RB,   6.00 01/01/2018       0     223        0     223
                                            District # 001, FGIC
         0         110         0        110 Stevens County, Water Power RB,        6.00 12/01/2023       0     105        0     105
                                            Kettle Project
         0         250         0        250 Washington State GO, Series B & At-7   6.40 06/01/2017       0     276        0     276
                                            Washington State Housing Finance RB,
                                            Seattle University
         0         250         0        250 Washington State Housing Finance RB,   5.30 07/01/2031       0     226        0     226
                                            Seattle University Auxiliary
                                            Services Project, LOC
                                                                                                    --------------------------------
                                                                                                    26,254   3,871        0   30,125

                                            WASHINGTON D.C.
                                            Washington DC Convention Center
     8,300           0         0      8,300 Authority Dedicated Tax Revenue        4.75  10/1/2028   6,851       0        0    6,851

                                            WEST VIRGINIA
                                            West Virginia State Hospital
                                            Financing Authority RB, Fairmont
         0         140         0        140 General Hospital, GOH                  6.75 03/01/2014       0     138        0      138

                                            WISCONSIN
                                            Wisconsin Center District Tax
     1,750           0         0      1,750 Revenue JR Dedicated FSA Insured       5.25 12/15/2023   1,655       0        0    1,655
                                            Wisconsin Center District Tax
     4,950           0         0      4,950 Revenue JR Dedicated FSA Insured       5.25 12/15/2027   4,643       0        0    4,643
         0         145         0        145 Wisconsin State GO, Series D, AMT      5.80 05/01/2020       0     145        0      145
                                            Wisconsin State Health & Education
                                            Facilities RB, Franciscan Skemp
         0       1,000         0      1,000 Medical Center                         6.13 11/15/2015       0   1,034        0    1,034
                                            Wisconsin State Housing & Economic
         0         550         0        550 Development RB, Series A, GOA          6.00 09/01/2015       0     558        0      558
                                                                                                    --------------------------------
                                                                                                     6,298   1,737        0    8,035


                                            WYOMING
                                            Jackson, National Rural Utilities
                                            RB, Lower Valley Power & Light,
         0         500         0        500 Series B, AMT                          5.88 05/01/2026       0     488        0      488
         0         600         0        600 Teton County, Hospital District RB     5.80 12/01/2017       0     593        0      593
                                            Wyoming State Community Development
         0         420         0        420 Authority RB, Series 4, AMT            5.85 06/01/2028       0     409        0      409
                                            Wyoming State Community Development
         0       1,000         0      1,000 Authority RB, Series A, FHA            6.00 06/01/2023       0   1,003        0    1,003
                                                                                                    --------------------------------
                                                                                                         0   2,493        0    2,493

                                            TOTAL MUNICIPAL BONDS                                  309,574  67,349   30,680  407,603

                SHARES
-------------------------------------------
                                            CLOSED-END MUTUAL FUNDS

    60,485           0         0     60,485 Black Rock Strategic Municipal Trust                       760       0        0      760
   357,724           0         0    357,724 Dreyfus Municipal Income Fund                            2,705       0        0    2,705
    75,530           0         0     75,530 Dreyfus Strategic Municipal Bond Fund                      609       0        0      609
   261,246           0         0    261,246 Dreyfus Strategic Municipals Fund                        2,090       0        0    2,090
     8,585           0         0      8,585 Eaton Vance Municipal Income Trust                          93       0        0       93
   100,136           0         0    100,136 Municipal Advantage Fund Incorporated                    1,114       0        0    1,114
    24,112           0         0     24,112 Municipal Partners Fund                                    285       0        0      285
   115,082           0         0    115,082 Nuveen Dividend Advantage Municipal Fund                 1,410       0        0    1,410
   189,766           0         0    189,766 Nuveen Insured Municipal Opportunity Fund                2,467       0        0    2,467
   105,143           0         0    105,143 Nuveen Premium Income Municipal Fund                     1,255       0        0    1,255
    91,608           0         0     91,608 Seligman Select Municipal Fund                             859       0        0      859
    57,005           0         0     57,005 Van Kampen Advantage Municipal Income Trust                723       0        0      723
    42,976           0         0     42,976 Van Kampen Advantage Municipal Income Trust II             492       0        0      492
    80,979           0         0     80,979 Van Kampen Trust for Investment Grade                    1,088       0        0    1,088
                                                                                                    --------------------------------
                                                                                                    15,950       0        0   15,950


                                            SHORT-TERM INVESTMENTS
 6,223,900           0         0  6,223,900 Wells Fargo National Tax-Free Money Market Fund          6,224       0        0    6,224
                                            SEI Tax-Exempt Trust Institutional
         0       1,517   294,979    296,496 Tax-Free Portfolio                                           0   1,517      295    1,812
                                                                                                     -------------------------------
                                                                                                     6,224   1,517      295    8,036


                                            TOTAL INVESTMENTS, AT MARKET VALUE                    $331,748 $68,866 $ 30,975 $431,589
                                                                                                  ==================================

                                            TOTAL INVESTMENTS, AT COST                            $329,732 $71,848 $ 31,647 $433,227

                                            + Yield-to-maturity

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2000 (Note 1) (Unaudited)
($000's)

                                                                                                                       Wells Fargo
                                                                               Achievement                             Income Fund
                                                         Wells Fargo        Intermediate Term         Pro Forma         Pro Forma
                                                         Income Fund            Bond Fund            Adjustments        Combined
                                                      -----------------  -----------------------  -----------------  ---------------
ASSETS
Investments:
     In securities, at market value (see cost below)    $     389,347         $     153,957                            $    543,304
     Collateral for securities loaned                         177,507                     0                                 177,507
Receivables:
     Interest                                                   6,712                 2,517                                   9,229
     Fund shares sold                                           1,692                   210                                   1,902
Prepaid expenses and other assets                                  16                    77                                      93
Total Assets                                                  575,274               156,761                                 732,035
LIABILITIES
Payables:
     Securities loaned                                        177,507                     0                                 177,507
     Investment securities purchased                                0                   778                                     778
     Distributions to shareholders                              1,884                     0                                   1,884
     Fund shares redeemed                                         233                    63                                     296
     Due to distributor                                            40                     0                                      40
     Due to advisor and affiliates                                222                     0                                     222
     Other                                                        164                   241                                     405
Total Liabilities                                             180,050                 1,082                                 181,132
TOTAL NET ASSETS                                        $     395,224         $     155,679                            $    550,903

Net assets consist of:
     Paid-in capital                                    $     448,471         $     163,924                            $    612,395
     Undistributed net investment income (loss)                     0                     0                                       0
     Undistributed net realized gain (loss)
          on investments                                      (31,054)               (3,153)                                (34,207)
     Net unrealized appreciation (depreciation)
          of investments                                      (22,193)               (5,092)                                (27,285)
TOTAL NET ASSETS                                        $     395,224         $     155,679                            $    550,903

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                    $      16,894         $       1,176                            $     18,070
Shares outstanding - Class A                                    1,908                   117                 15 (2)            2,040
Net asset value per share - Class A                     $        8.86         $       10.06                            $       8.86
Maximum offering price per share - Class A              $        9.28         $       10.42                            $       9.28
Net assets - Class B                                    $       8,611                                                  $      8,611
Shares outstanding - Class B                                      974                                                           974
Net asset value and offering price per
     share - Class B                                    $        8.84                                                  $       8.84
Net assets - Institutional Class                        $     369,719         $     154,503                            $    524,222
Shares outstanding - Institutional Class                       41,786                15,391              2,071 (2)     $     59,248
Net asset value and offering price per
     share - Institutional Class                        $        8.85         $       10.04                            $       8.85

INVESTMENT AT COST                                      $     411,540         $     159,049                            $    570,589

--------------------------------------------------------------------------------
(1) The information presented for the Achievement Intermediate Term Bond Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of May 31, 2000.
(2) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended May 31, 2000 (Note 1) (Unaudited)
($000's)

                                                                                                                       Wells Fargo
                                                                               Achievement                             Income Fund
                                                         Wells Fargo        Intermediate Term         Pro Forma         Pro Forma
                                                         Income Fund            Bond Fund            Adjustments        Combined
                                                      -----------------  -----------------------  -----------------  ---------------
INVESTMENT INCOME
  Interest                                              $      29,484         $      10,758                            $     40,242
  Securities lending income                                       154                     0                                     154
Total Investment Income                                        29,638                10,758                                  40,396

EXPENSES
  Advisory fees                                                 1,982                   972                (147)  (2)         2,807
  Administration fees                                             520                   324                  (2)  (2)           842
  Custody fees                                                     71                    55 *               (14)  (2)           112
  Shareholder servicing fees                                       37                     0                  27   (2)            64
  Portfolio accounting fees                                        85                     0                  33   (2)           118
  Transfer agency fees                                            489                     0                 198   (2)           687
  Distribution fees                                                64                     4 **               (3)  (2)            65
  Legal and audit fees                                             26                    37                  (31) (2)            32
  Registration fees                                                49                    59                  (39) (2)            69
  Directors' fees                                                   5                    14                  (14) (2)             5
  Shareholder reports                                              45                    34                  (16) (2)            63
  Other                                                            35                    13                    0  (2)            48
Total Expenses                                                  3,408                 1,512                   (8)             4,912
Less:
      Waived fees and reimbursed expenses fees                   (306)                 (293)                  27  (2)          (572)
Net expenses                                                    3,102                 1,219                   19              4,340
NET INVESTMENT INCOME (LOSS)                                   26,536                 9,539                  (19)            36,056

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments             (18,974)               (1,012)                                (19,986)
  Net change in unrealized appreciation
      or depreciation of investments                           (8,738)               (1,661)                                (10,399)
Net Gain (Loss) on Investments                                (27,712)               (2,673)                                (30,385)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $      (1,176)        $       6,866                  (19)      $      5,671

--------------------------------------------------------------------------------
*  Includes transfer agency fees

** Includes shareholder servicing fees
(1) The information presented for the Achievement Intermediate Term Bond Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended May 31, 2000.

(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of May 31, 2000 (Unaudited) (Note 1)

          Principal ($000's)                                                                          Market Value ($000's)
----------------------------------                                                                ----------------------------------
                                                                                                                               WF
                         WF Income                                                                                           Income
             Achievement    Fund                                                                               Achievement    Fund
WF Income  Intermediate- Pro Forma                                             Coupon    Maturity WF Income  Intermediate- Pro Forma
     Fund Term Bond Fund  Combined Security Name                                 Rate        Date      Fund Term Bond Fund  Combined
                                   ASSET BACKED SECURITIES
 $  5,000       $      0  $  5,000 Discover Card Master Trust I                  6.64   9/16/2005  $  5,002       $      0  $  5,002
      925              0       925 First USA Consumer Trust Class A              6.50   9/15/2002       922              0       922
                                   Green Tree Financial Corporation Series
    7,000              0     7,000 1997-6 A7                                     7.14   1/15/2029     6,688              0     6,688
      320              0       320 Sequoia Mortgage Trust Series 2 Class A1      6.15  10/25/2024       320              0       320
    1,355              0     1,355 Van Kampen CLO-I                              6.57   10/8/2007     1,362              0     1,362
                                   Champion Home Equity Loan Trust, Series
        0          2,000     2,000 1997-2, Cl A3                                 6.770 03/25/2015         0          1,972     1,972
                                   Olympic Automobile Receivables Trust, Series
        0          2,000     2,000 1996-B, Cl A5                                 6.900 02/15/2004         0          1,998     1,998
                                   WFS Financial Owner Trust, Series
        0          2,000     2,000 1998-B, Cl A4                                 6.050 04/20/2003         0          1,977     1,977
                                                                                                 -----------------------------------
                                                                                                     14,294          5,947    20,241

                                   COLLATERALIZED MORTGAGE OBLIGATIONS
      554              0       554 Saco I Incorporated Series 1997-2             7.00   8/25/1936       548              0       548

                                   American Southwest Financial Securities,
        0          1,182     1,182 Series 1996-FHA1, Cl A2                       7.000 11/25/2038         0          1,162     1,162
                                   Donaldson Lufkin Jenrette Mortgage
        0          3,000     3,000 Acceptance, Series 1996-CF2, Cl A1B (A)       7.290 11/12/2021         0          2,991     2,991
                                   Donaldson Lufkin Jenrette Mortgage
        0          2,000     2,000 Acceptance, Series 1997-CF1, Cl A1B (A)       7.600 04/15/2007         0          2,009     2,009
                                   General Motors Acceptance,
                                   Commercial Mortgage Securities, Series
        0          3,000     3,000 1999-C1, Cl A2                                6.175 05/15/2033         0          2,742     2,742
                                   Lehman Brothers Commercial Conduit Mortgage
        0          3,000     3,000 Trust, Series 1998-C1, Cl B                   6.590 02/18/2030         0          2,795     2,795
                                                                                                 -----------------------------------
                                                                                                        548         11,699    12,247

                                   CORPORATE BONDS & NOTES

                                   APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
      541              0       541 Tommy Hilfiger                                6.50    6/1/2003       408              0       408

                                   AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
      774              0       774 Pep Boys                                      6.71   11/3/2004       494              0       494
        0          1,000     1,000 TRW                                           6.450 06/15/2001         0            993       993
                                                                                                 -----------------------------------
                                                                                                        494            993     1,487

                                   AUTOMOTIVE REPAIR, SERVICES & PARKING
    5,000              0     5,000 Hertz Corporation                             7.63   8/15/2007     4,894              0     4,894


                                   BUILDING PRODUCTS
        0          2,000     2,000 CSR America                                   6.875 07/21/2005         0          1,933     1,933

                                   BUSINESS SERVICES
    5,000              0     5,000 First Data Corporation                        6.38  12/15/2007     4,631              0     4,631
    5,968              0     5,968 Oracle Corporation                            6.72   2/15/2004     5,759              0     5,759
                                                                                                  ----------------------------------
                                                                                                     10,390              0    10,390

                                   CHEMICALS & ALLIED PRODUCTS
    5,000              0     5,000 E. I. Du Pont de Nemours & Company            6.88  10/15/2009     4,737              0     4,737
    1,000              0     1,000 IMC Global Incorporated                       7.63   11/1/2005       969              0       969
    6,800              0     6,800 Merck & Company Incorporated                  6.40    3/1/2028     5,942              0     5,942
    5,000              0     5,000 Procter & Gamble Company                      6.60  12/15/2004     4,844              0     4,844
                                                                                                  ----------------------------------
                                                                                                     16,492              0    16,492

                                   COMMUNICATIONS
    3,000              0     3,000 AT&T Capital Corporation                      6.75   12/1/2000     2,992              0     2,992
    4,500              0     4,500 LCI International Incorporated                7.25   6/15/2007     4,196              0     4,196
                                   Qwest Communications International
    2,000              0     2,000 Incorporated                                  7.50   11/1/2008     1,883              0     1,883
    5,000              0     5,000 WorldCom Incorporated                         8.00   5/15/2006     5,000              0     5,000
                                                                                                  ----------------------------------
                                                                                                     14,071              0    14,071

                                   DEPOSITORY INSTITUTIONS
    3,500              0     3,500 Bank United Corporation                       8.00   3/15/2009     3,041              0     3,041
    4,500              0     4,500 BankBoston Corporation                        6.88   7/15/2003     4,365              0     4,365
    3,000              0     3,000 Bankers Trust New York Company                7.38    5/1/2008     2,835              0     2,835
      194              0       194 Golden State Holdings                         7.13    8/1/2005       169              0       169
    5,000              0     5,000 Key Bank NA                                   6.50   4/15/2008     4,506              0     4,506
      250              0       250 Midland Bank PLC                              6.95   3/15/2011       225              0       225
    5,000              0     5,000 NationsBank Corporation                       7.80   9/15/2016     4,756              0     4,756
    2,500              0     2,500 Society Corporation                           8.13   6/15/2002     2,513              0     2,513
        0          1,000     1,000 Bank of America                               7.625 04/15/2005         0          1,002     1,002
        0          2,000     2,000 Bank of America                               7.125 05/01/2006         0          1,955     1,955
        0          1,000     1,000 Citicorp                                      7.125 06/01/2003         0            992       992
        0          1,000     1,000 First Tennessee Bank                          5.750 12/01/2008         0            850       850
        0          1,000     1,000 First Union                                   7.050 08/01/2005         0            971       971
        0          1,000     1,000 KeyCorp                                       7.250 06/01/2005         0            980       980
                                                                                                  ----------------------------------
                                                                                                     22,410          6,750    29,160

                                   ELECTRIC, GAS & SANITARY SERVICES
      147              0       147 Niagara Mohawk Power                          7.38    7/1/2003       144              0       144
      725              0       725 Texas Utilities Company                       6.20   10/1/2002       703              0       703
      774              0       774 Williams Companies Incorporated               6.13   2/15/2002       750              0       750
        0          1,000     1,000 Consolidated Edison                           6.375 04/01/2003         0            983       983
        0          1,000     1,000 Consolidated Edison                           6.150 07/01/2008         0            915       915
        0          1,000     1,000 Monogahela Power, MTN                         7.360 01/15/2010         0            979       979
        0          1,000     1,000 Pacific Gas & Electric, MTN                   6.680 03/19/2003         0            986       986
        0          1,000     1,000 Philadelphia Electric                         6.625 03/01/2003         0            979       979
        0          1,000     1,000 Public Service Electric & Gas                 6.500 05/01/2004         0            968       968
        0          1,000     1,000 Rochester Gas & Electric, MTN                 6.375 07/30/2003         0            967       967
        0          1,000     1,000 Scana, MTN                                    6.250 07/08/2003         0            966       966
                                                                                                 -----------------------------------
                                                                                                      1,597          7,743     9,340
                                   ENERGY
    3,300              0     3,300 Midamerican Energy Holdings                   6.96   9/15/2003     3,160              0     3,160


                                   FOOD & KINDRED PRODUCTS
    4,000              0     4,000 Anheuser Busch Companies                      9.00   12/1/2009     4,330              0     4,330
    1,500              0     1,500 Flowers Industries Incorporated               7.15   4/15/2028     1,043              0     1,043
      774              0       774 Whitman Corporation                           7.29   9/15/2026       760              0       760
        0          1,000     1,000 Diageo PLC                                    7.125 09/15/2004         0            990       990
        0          1,000     1,000 Nabisco                                       6.700 06/15/2002         0            974       974
        0          1,000     1,000 Sara Lee, MTN                                 7.400 03/22/2002         0          1,000     1,000
                                                                                                 -----------------------------------
                                                                                                      6,133          2,964     9,097

                                   FOREIGN DEPOSITORY INSTITUTIONS
    3,000              0     3,000 Korea Development Bank                        7.13   4/22/2004     2,858              0     2,858

                                   GENERAL MERCHANDISE STORES
    5,000              0     5,000 Saks Incorporated                             7.50   12/1/2010     3,869              0     3,869
    5,000              0     5,000 Target Corporation                            7.50   2/15/2005     4,981              0     4,981
        0          1,000     1,000 J.C. Penney, MTN                              7.050 05/23/2005         0            894       894
        0          1,000     1,000 Sears Roebuck Acceptance                      6.950 05/15/2002         0            991       991
        0          1,000     1,000 Sears Roebuck Acceptance, MTN                 6.580 11/20/2003         0            971       971
        0          2,000     2,000 Target                                        7.500 07/15/2006         0          1,983     1,983
        0          1,000     1,000 Wal-Mart Stores                               6.500 06/01/2003         0            989       989
                                                                                                 -----------------------------------
                                                                                                      8,850          5,828    14,678

                                   INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
    6,861              0     6,861 Dell Computer Corporation                     7.10   4/15/2028     5,969              0     5,969
    4,000              0     4,000 IBM Corporation                               8.38   11/1/2019     4,275              0     4,275
                                                                                                 -----------------------------------
                                                                                                     10,244              0    10,244

                                   INDUSTRIAL SERVICES
    3,000              0     3,000 Gruma SA de CV                                7.63  10/15/2007     2,520              0     2,520


                                   INSURANCE CARRIERS
    8,000              0     8,000 AMBAC Incorporated                            9.38    8/1/2011     8,620              0     8,620
      968              0       968 Reliastar Financial Corporation               7.13    3/1/2003       945              0       945
      968              0       968 Terra Nova (U.K.) Holdings                    7.20   8/15/2007       916              0       916
        0          2,000     2,000 Aetna Services                                6.750 08/15/2001         0          1,985     1,985
                                                                                                 -----------------------------------
                                                                                                     10,481          1,985    12,466

                                   MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
      387              0       387 Mallinckrodt Incorporated                     6.30   3/15/2001       380              0       380


                                   NONDEPOSITORY CREDIT INSTITUTIONS
    4,500              0     4,500 Dresdner Funding Trust I                      8.15   6/30/1931     3,769              0     3,769
    6,000              0     6,000 General Electric Capital Corporation          8.70   2/15/2003     6,173              0     6,173
    5,000              0     5,000 General Electric Capital Corporation          8.63   6/15/2008     5,281              0     5,281
        0          1,000     1,000 Chase Manhattan                               8.125 06/15/2002         0          1,014     1,014
        0          1,000     1,000 Chase Manhattan                               6.375 02/15/2008         0            927       927
        0          1,000     1,000 Associates of North America, MTN              6.810 08/03/2001         0            996       996
        0          1,000     1,000 Associates of North America, MTN              7.540 04/14/2004         0            999       999
        0          1,000     1,000 Capital One Bank                              7.080 10/30/2001         0            994       994
        0          1,000     1,000 CitiFinancial                                 6.875 05/01/2002         0            995       995
        0          1,000     1,000 Ford Motor Credit                             8.000 06/15/2002         0          1,011     1,011
        0          1,000     1,000 Ford Motor Credit                             7.750 03/15/2005         0          1,004     1,004
        0          1,000     1,000 General Motors Acceptance, MTN                7.250 05/15/2003         0            996       996
        0          1,000     1,000 Household Finance                             7.650 05/15/2007         0            985       985
        0          1,000     1,000 J.P. Morgan                                   7.250 01/15/2002         0            999       999
        0          1,000     1,000 Lehman Brothers Holdings                      6.125 07/15/2003         0            957       957
                                                                                                 -----------------------------------
                                                                                                     15,223         11,877    27,100

                                   PETROLEUM PRODUCTS & SERVICES
        0          1,000     1,000 Kerr-McGee                                    6.625 10/15/2007         0            931       931

                                   PRIMARY METAL INDUSTRIES
      194              0       194 CSC Holdings Incorporated                     7.25   7/15/2008       174              0       174
    4,000              0     4,000 CSC Holdings Incorporated                     7.63   7/15/2018     3,370              0     3,370
                                                                                                 -----------------------------------
                                                                                                      3,544              0     3,544

                                   RAILROADS
        0          1,000     1,000 CSX Transportation                            7.540 03/15/2003         0          1,000     1,000


                                   REAL ESTATE
    4,500              0     4,500 Rouse Company                                 8.50   1/15/2003     4,506              0     4,506


                                   RENTAL EQUIPMENT
        0          2,000     2,000 Hertz                                         7.000 07/01/2004         0          1,960     1,960
        0          1,040     1,040 Ryder System, MTN                             7.340 11/01/2000         0          1,036     1,036
                                                                                                 -----------------------------------
                                                                                                          0          2,996     2,996

                                   SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
    1,161              0     1,161 Charles Schwab Corporation                    6.88    9/2/2003     1,130              0     1,130
    5,000              0     5,000 Goldman Sachs Group Incorporated              7.50   1/28/2005     4,894              0     4,894
    5,000              0     5,000 Lehman Brothers Holdings Incorporated         8.50    8/1/2015     4,894              0     4,894
                                                                                                 -----------------------------------
                                                                                                     10,918              0    10,918

                                   TECHNOLOGY
    1,819              0     1,819 Massachusetts Institute of Technology         7.25   11/2/1996     1,673              0     1,673

                                   TELEPHONES & TELECOMMUNICATIONS
        0          1,000     1,000 AT&T                                          6.750 04/01/2004         0            979       979
        0          1,000     1,000 GTE California                                5.500 01/15/2009         0            863       863
        0          1,000     1,000 Qwest                                         5.625 11/15/2008         0            865       865
        0          1,000     1,000 SBC Communications                            7.000 07/15/2004         0            989       989
        0          1,000     1,000 SBC Communications Capital                    5.750 09/01/2004         0            946       946
        0          1,000     1,000 Telstra Ltd.                                  6.500 07/31/2003         0            978       978
                                                                                                 -----------------------------------
                                                                                                          0          5,620     5,620

                                   TRANSPORTATION BY AIR
    5,000              0     5,000 Delta Airlines Incorporated                   8.30  12/15/2029     4,225              0     4,225
      736              0       736 Federal Express Series 97-B                   7.52   1/15/2018       704              0       704
    1,200              0     1,200 Southwest Airlines Company                    7.88    9/1/2007     1,195              0     1,195
                                                                                                 -----------------------------------
                                                                                                      6,124              0     6,124

                                   TRANSPORTATION EQUIPMENT
   10,000              0    10,000 DaimlerChrysler                               7.40   1/20/2005     9,825              0     9,825
    2,000              0     2,000 Federal-Mogul Corporation                     7.75    7/1/2006     1,440              0     1,440
                                                                                                 -----------------------------------
                                                                                                     11,265              0    11,265

                                   UTILITY-ELECTRIC
      387              0       387 Calenergy Company Incorporated                7.23   9/15/2005       365              0       365


                                   WATER TRANSPORTATION
    1,161              0     1,161 Royal Caribbean Cruises                       7.13   9/18/2002     1,112              0     1,112


                                   WHOLESALE TRADE - NONDURABLE GOODS
    4,500              0     4,500 Staples Incorporated                          7.13   8/15/2007     4,151              0     4,151


                                   TOTAL CORPORATE BONDS & NOTES                                    174,263         50,620   224,883


                                   YANKEE BONDS
        0          1,000     1,000 Dow Capital                                   7.125 01/15/2003         0            993       993
        0          2,000     2,000 Walt Disney                                   6.750 03/30/2006         0          1,955     1,955
        0            500       500 Worldcom                                      6.125 08/15/2001         0            494       494
                                                                                                 -----------------------------------
                                                                                                          0          3,442     3,442

                                   MUNICIPAL BONDS
                                   Hudson County NJ Import Authority Facilities
      774              0       774 Leasing RV FSA insured                        7.40   12/1/2025       719              0       719
                                   Western Minnesota Power Agency RV Series A
      778              0       778 AMBAC Insured                                 6.33    1/1/2002       766              0       766
                                                                                                 -----------------------------------
                                                                                                      1,485              0     1,485

                                   U.S. GOVERNMENT AGENCY SECURITIES

                                   FEDERAL FARM CREDIT BANK
        0          2,000     2,000 Federal Farm Credit Bank, MTN                 7.310 11/05/2007         0          2,025     2,025


                                   FEDERAL HOME LOAN BANK
        0          1,000     1,000 Federal Home Loan Bank                        7.280 07/25/2001         0          1,004     1,004
        0          1,000     1,000 Federal Home Loan Bank                        7.390 08/22/2001         0          1,005     1,005
        0          1,000     1,000 Federal Home Loan Bank                        5.600 10/28/2003         0            959       959
        0          1,000     1,000 Federal Home Loan Bank                        7.380 08/05/2004         0          1,013     1,013
        0          1,000     1,000 Federal Home Loan Bank                        6.250 08/13/2004         0            974       974
        0          1,000     1,000 Federal Home Loan Bank                        6.375 08/15/2006         0            969       969
        0          3,035     3,035 Federal Home Loan Bank                        6.185 05/06/2008         0          2,870     2,870
        0          2,000     2,000 Federal Home Loan Bank                        5.450 01/12/2009         0          1,787     1,787
        0          3,000     3,000 Federal Home Loan Bank                        7.375 02/12/2010         0          3,049     3,049
                                                                                                 -----------------------------------
                                                                                                          0         13,630    13,630

                                   FEDERAL HOME LOAN MORTGAGE CORPORATION
    4,957              0     4,957 FHLMC # C00920                                7.00    2/1/1930     4,710              0     4,710
      968              0       968 FHLMC Series T-20 Class A6                    7.49   9/25/2029       942              0       942
        0          2,000     2,000 FHLMC                                         5.750 07/15/2003         0          1,937     1,937
        0          1,000     1,000 FHLMC                                         6.795 12/01/2003         0            995       995
        0          1,000     1,000 FHLMC                                         5.900 02/14/2006         0            950       950
        0          2,000     2,000 FHLMC                                         6.450 04/29/2009         0          1,865     1,865
        0          2,000     2,000 FHLMC                                         7.020 06/23/2009         0          1,928     1,928
        0          2,500     2,500 FHLMC                                         7.625 09/09/2009         0          2,453     2,453
                                                                                                 -----------------------------------
                                                                                                      5,652         10,128    15,780

                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION
    4,500              0     4,500 FNMA                                          7.13   2/15/2005     4,451              0     4,451
    4,740              0     4,740 FNMA                                          6.25   5/15/2029     4,118              0     4,118
    4,856              0     4,856 FNMA                                          7.50    9/1/2029     4,714              0     4,714
    3,000              0     3,000 FNMA                                          7.13   1/15/1930     2,915              0     2,915
    6,593              0     6,593 FNMA #253008                                  8.00   11/1/2029     6,537              0     6,537
        1              0         1 FNMA #303414                                  6.50    7/1/2002         1              0         1
      665              0       665 FNMA #408118                                  6.50    1/1/2028       615              0       615
      861              0       861 FNMA #415414                                  6.50    2/1/2028       797              0       797
    4,594              0     4,594 FNMA #492910+/-                               7.50    1/1/2029     4,461              0     4,461
    4,840              0     4,840 FNMA #520842                                  8.00   11/1/2029     4,799              0     4,799
        0          1,000     1,000 FNMA                                          5.750 04/15/2003         0            971       971
        0          2,000     2,000 FNMA                                          4.750 11/14/2003         0          1,874     1,874
        0          1,000     1,000 FNMA                                          6.375 06/15/2009         0            949       949
        0          1,000     1,000 FNMA, MTN                                     6.760 07/16/2007         0            965       965
        0            977       977 FNMA                                          6.440 05/01/2008         0            942       942
                                                                                                 -----------------------------------
                                                                                                     33,408          5,701    39,109

                                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    4,971              0     4,971 GNMA                                          7.50   1/15/2029     4,881              0     4,881
    4,895              0     4,895 GNMA # 2824                                   7.00  10/20/2029     4,677              0     4,677
    1,154              0     1,154 GNMA #473918                                  7.00   4/15/2028     1,107              0     1,107
    4,573              0     4,573 GNMA # 491192                                 7.00   2/15/2029     4,388              0     4,388
    3,361              0     3,361 GNMA #780626                                  7.00   8/15/2027     3,228              0     3,228
                                                                                                 -----------------------------------
                                                                                                     18,281              0    18,281

                                   TOTAL U.S. GOVERNMENT AGENCY SECURITIES                           57,341         31,484    88,825


                                   U.S. TREASURY SECURITIES

                                   U.S. TREASURY BONDS
    6,500              0     6,500 U.S. Treasury Bonds                           10.75  5/15/2003     7,183              0     7,183
    4,000              0     4,000 U.S. Treasury Bonds                           11.88 11/15/2003     4,623              0     4,623
   13,500              0    13,500 U.S. Treasury Bonds                           10.75  8/15/2005    15,885              0    15,885
    5,000              0     5,000 U.S. Treasury Bonds                           6.50   2/15/2010     5,072              0     5,072
    7,000              0     7,000 U.S. Treasury Bonds                           11.25  2/15/2015    10,121              0    10,121
    1,000              0     1,000 U.S. Treasury Bonds                           10.63  8/15/2015     1,397              0     1,397
   14,500              0    14,500 U.S. Treasury Bonds                           8.88   8/15/2017    18,129              0    18,129
    9,000              0     9,000 U.S. Treasury Bonds                           8.13   8/15/2019    10,662              0    10,662
    5,000              0     5,000 U.S. Treasury Bonds                           7.88   2/15/2021     5,836              0     5,836
    6,500              0     6,500 U.S. Treasury Bonds                           8.13   8/15/2021     7,786              0     7,786
   10,000              0    10,000 U.S. Treasury Bonds                           7.50  11/15/2024    11,411              0    11,411
    2,000              0     2,000 U.S. Treasury Bonds                           7.63   2/15/2025     2,314              0     2,314
    2,000              0     2,000 U.S. Treasury Bonds                           6.13   8/15/2029     1,992              0     1,992
        0          2,000     2,000 U.S. Treasury Bonds                           7.125 02/15/2023         0          2,249     2,249
        0          2,000     2,000 U.S. Treasury Bonds                           6.250 08/15/2023         0          2,041     2,041
                                                                                                 -----------------------------------
                                                                                                    102,411          4,290   106,701

                                   U.S. TREASURY NOTES
    2,000              0     2,000 U.S. Treasury Notes                           6.38   3/31/2001     1,994              0     1,994
    2,000          1,000     3,000 U.S. Treasury Notes                           7.88   8/15/2001     2,025           1014     3,039
   17,500              0    17,500 U.S. Treasury Notes                           7.50   5/15/2002    17,731              0    17,731
   11,000              0    11,000 U.S. Treasury Notes                           9.88  11/15/2015    14,617              0    14,617
        0          2,500     2,500 U.S. Treasury Notes                           6.375 09/30/2001         0          2,498     2,498
        0          1,000     1,000 U.S. Treasury Notes                           7.500 11/15/2001         0          1,013     1,013
        0          6,000     6,000 U.S. Treasury Notes                           6.125 12/31/2001         0          5,974     5,974
        0          2,000     2,000 U.S. Treasury Notes                           6.500 03/31/2002         0          2,002     2,002
        0          4,000     4,000 U.S. Treasury Notes                           6.250 08/31/2002         0          3,991     3,991
        0          1,000     1,000 U.S. Treasury Notes                           6.250 02/15/2003         0            998       998
        0          3,000     3,000 U.S. Treasury Notes                           5.500 05/31/2003         0          2,936     2,936
        0          2,000     2,000 U.S. Treasury Notes                           5.375 06/30/2003         0          1,951     1,951
        0          1,000     1,000 U.S. Treasury Notes                           5.750 08/15/2003         0            985       985
        0          3,000     3,000 U.S. Treasury Notes                           5.875 02/15/2004         0          2,964     2,964
        0          1,000     1,000 U.S. Treasury Notes                           7.500 02/15/2005         0          1,048     1,048
        0          2,000     2,000 U.S. Treasury Notes                           6.500 08/15/2005         0          2,024     2,024
        0          1,000     1,000 U.S. Treasury Notes                           5.875 11/15/2005         0            985       985
        0          1,000     1,000 U.S. Treasury Notes                           6.875 05/15/2006         0          1,032     1,032
        0          2,000     2,000 U.S. Treasury Notes                           7.000 07/15/2006         0          2,077     2,077
        0          5,000     5,000 U.S. Treasury Notes                           6.500 10/15/2006         0          5,072     5,072
        0          3,000     3,000 U.S. Treasury Notes                           6.250 02/15/2007         0          3,010     3,010
        0          3,000     3,000 U.S. Treasury Notes                           6.125 08/15/2007         0          2,990     2,990
                                                                                                 -----------------------------------
                                                                                                     36,367         44,564    80,931

                                   TOTAL U.S. TREASURY SECURITIES                                   138,778         48,854   187,632


                      Shares
----------------------------------
                                   SHORT-TERM INSTRUMENTS
2,638,229              0 2,638,229 Wells Fargo Cash Investment Fund                                       2,638          0     2,638
        0      1,910,929 1,910,929 SEI Daily Income Trust Money Market Portfolio                              0      1,911     1,911
                                                                                                 -----------------------------------
                                                                                                          2,638      1,911     4,549

                                   TOTAL INVESTMENTS, AT MARKET VALUE                                  $389,347   $153,957  $543,304
                                                                                                 ===================================
                                   TOTAL INVESTMENTS, AT COST                                          $411,540   $159,049  $570,589
                                                                                                 ===================================

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2000 (Note 1) (Unaudited)
($000's)


                                                                                                                Wells Fargo Stable
                                                                                                                   Income Fund
                                                      Wells Fargo Stable     Achievement Short      Pro Forma        Pro Forma
                                                          Income Fund          Term Bond Fund      Adjustments       Combined
                                                      -----------------     ------------------    -------------  ---------------
ASSETS
Investments:
     In securities, at market value (see cost below)         $  202,795 (2)     $   28,170                          $   230,965
     Cash                                                             0                988                                  988
Receivables:
     Interest                                                         0                437                                  437
     Fund shares sold                                                96                311                                  407
Organization expenses, net of amortization                            0                  0                                    0
Prepaid expenses and other assets                                     0                 65                                   65
Total Assets                                                    202,891             29,971                              232,862
LIABILITIES
Payables:
     Investment securities purchased                                  0              1,014                                1,014
     Distributions to shareholders                                    0                135                                  135
     Fund shares redeemed                                            80                  9                                   89
     Due to distributor                                              18                  0                                   18
     Due to advisor and affiliates                                    4                  0                                    4
     Other                                                           70                101                                  171
Total Liabilities                                                   172              1,259                                1,431
TOTAL NET ASSETS                                             $  202,719         $   28,712                          $   231,431

Net assets consist of:
     Paid-in capital                                         $  212,405         $   31,683                          $   244,088
     Undistributed net investment income (loss)                     236                  0                                  236
     Undistributed net realized gain (loss)
       on investments                                            (7,627)            (2,545)                             (10,172)
     Net unrealized appreciation (depreciation)
       of investments                                            (2,295)              (426)                              (2,721)
TOTAL NET ASSETS                                             $  202,719         $   28,712                          $   231,431

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                         $    8,912         $      182                          $     9,094
Shares outstanding - Class A                                        878                 19            (1) (3)               896
Net asset value per share - Class A                          $    10.15         $     9.81                          $     10.15
Maximum offering price per share - Class A                   $    10.30         $     9.96                          $     10.30
Net assets - Class B                                         $    2,449                                             $     2,449
Shares outstanding - Class B                                        241                                                     241
Net asset value and offering price per
  share - Class B                                            $    10.14                                             $     10.15
Net assets - Institutional Class                             $  191,358         $   28,530                          $   219,888
Shares outstanding - Institutional Class                         18,850              2,905           (95) (3)            21,660
Net asset value and offering price per
  share - Institutional Class                                $    10.15         $     9.82                          $     10.15

INVESTMENT AT COST                                           $  205,090         $   28,596                          $   233,686
--------------------------------------------------------------------------------------------------------------------------------

(1) The information presented for the Achievement Short Term Bond Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of May 31, 2000.
(2) The Stable Income Fund invest all of its investable assets in an affiliated Core Portfolio. The Core Portfolio directly acquires portfolio securities and the Stable Income Fund acquires an indirect interest in those securities.
(3) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended May 31, 2000 (Note 1) (Unaudited)
($000's)

                                                                                                             Wells Fargo Stable
                                                                                                                Income Fund
                                                    Wells Fargo Stable    Achievement Short       Pro Forma      Pro Forma
                                                       Income Fund         Term Bond Fund        Adjustments     Combined
                                                    ------------------    -----------------      -----------  -----------------
INVESTMENT INCOME
  Interest                                            $      12,265           $     1,954                        $  14,219
  Securities lending income                                      16                     0                               16
  Net expenses allocated from Core Portfolios                  (941)                    0              146  (2)       (795)
Total Investment Income                                      11,340                 1,954                           13,440

EXPENSES
  Advisory fees                                                   0                   189             (189) (2)          0
  Administration fees                                           217                    63               69  (2)        349
  Custody  fees                                                   0                    48 *            (48) (2)          0
  Shareholder servicing fees                                     16                     0               14  (2)         30
  Portfolio accounting fees                                      50                     0               17  (2)         67
  Transfer agency fees                                          244                     0               38  (2)        282
  Distribution fees                                              19                     1 **            (1) (2)         19
  Legal and audit fees                                           10                     7               (5) (2)         12
  Registration fees                                              27                    18              (14) (2)         31
  Directors' fees                                                 4                     3               (3) (2)          4
  Shareholder reports                                            15                    10               (8) (2)         17
  Other                                                          19                     5               (2) (2)         22
Total Expenses                                                  621                   344             (132)            833
Less:
   Waived fees and reimbursed expenses fees                    (218)                 (108)             326  (2)          0
Net expenses                                                    403                   236              194             833
NET INVESTMENT INCOME (LOSS)                                 10,937                 1,718              (48)         12,607

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
 Net realized gain (loss) on sale of
   investments                                                 (701)                 (123)                            (824)
 Net change in unrealized appreciation
   or depreciation of Investments                            (1,632)                 (133)                          (1,765)
Net Gain (Loss) on Investments                               (2,333)                 (256)                          (2,589)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $       8,604           $     1,462              (48)      $  10,018
---------------------------------------------------------------------------------------------------------------------------

*   Includes transfer agency fees
**  Includes shareholder servicing fees
(1) The information presented for the Achievement Short Term Bond Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended May 31, 2000.
(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of May 31, 2000 (Unaudited) (Note 1)

           Principal ($000's)                                                                             Market Value ($000's)
---------------------------------------                                                               ------------------------------
                                                                                                                           WF Stable
                              WF Stable                                                                                       Income
                                 Income                                                                                         Fund
                  Achievement      Fund                                                               WF Stable Achievement      Pro
 WF Stable Income  Short-Term Pro Forma                                              Coupon Maturity     Income  Short-Term    Forma
             Fund   Bond Fund  Combined Security Description                           Rate     Date       Fund   Bond Fund Combined
------------------------------------------------------------------------------------------------------------------------------------
                                        ASSET BACKED SECURITIES
 $          2,917 $         0 $   2,917 Aesop Funding II LLC Series 1997-1 A1          6.22 10/20/2001 $  2,914 $         0    2,914
              212           0       212 AFC Home Equity Loan Trust Series 1995-2 A1    6.75  7/25/2026      211           0      211
            2,975           0     2,975 Capital Auto Receivables Asset Trust Series    6.30  5/15/2004    2,930           0    2,930
                                          1999-2 A4
            5,000           0     5,000 Chase Credit Card Master Trust Series 1998-6 A 6.78  9/15/2004    5,016           0    5,016
            5,000           0     5,000 Chevy Chase Master Credit Card Trust Series    6.92 10/16/2006    5,021           0    5,021
                                          1998 Class A
            2,500           0     2,500 Discover Master Card Trust I Series 1997-4     6.59  4/16/2003    2,500           0    2,500
            1,256           0     1,256 EQCC Home Equity Loan Trust Series 1995-3A4    7.10  2/15/2012    1,248           0    1,248
            3,637           0     3,637 EQCC Home Equity Loan Trust Series 1998-4 A1F  6.57  1/15/2029    3,666           0    3,666
              204           0       204 First Merchants Grantor Trust Series 1996-2 A  6.85 11/15/2001      204           0      204
            5,000           0     5,000 First USA Credit Card Master Trust Series      6.73  4/15/2003    5,001           0    5,001
                                          1995-5 A
            5,000           0     5,000 First USA Credit Card Master Trust Series      7.01 10/19/2006    4,984           0    4,984
                                          1999-1 B
            4,100           0     4,100 Fleet Credit Card Master Trust Series 1996-C   6.27 11/15/2003    4,100           0    4,100
                                          Class A
            3,505           0     3,505 Household Consumer Loan Trust Series 1997-1    6.87  3/15/2007    3,504           0    3,504
                                          Class A3
            4,691           0     4,691 Household Consumer Loan Trust Series 1997-2    6.53 11/15/2007    4,661           0    4,661
                                          Class A3
               18           0        18 Keystone Home Improvement Loan Trust Series    6.99  4/25/2014       18           0       18
                                          1997-P2 Class IA3
              750           0       750 Loop Funding Master Trust I Series 1997-AER    7.19 12/26/2007      746           0      746
                                          Class B1
            4,500           0     4,500 Loop Funding Master Trust Series 1997-A144     7.19 12/26/2007    4,478           0    4,478
                                          Class B1
            5,500           0     5,500 MBNA Master Credit Card Trust Series 1998-I    6.81 10/15/2003    5,513           0    5,513
                                          Class A
            4,000           0     4,000 Premier Auto Trust Series 1997-1 Class B       6.55   9/6/2003    3,976           0    3,976
            3,800           0     3,800 Rental Car Finance Corporation Series 1997-1   6.45  8/25/2005    3,677           0    3,677
                                          A2
            1,926           0     1,926 Sequoia Mortgage Trust Series 2 Class A1       6.15 10/25/2024    1,927           0    1,927
                                                                                                       -----------------------------
                                                                                                         66,297           0   66,297

                                        COLLATERALIZED MORTGAGE OBLIGATIONS
              726           0       726 Commercial Loan Funding Trust Series I Class A 6.92  8/15/2005      723           0      723
               21           0        21 DLJ Mortgage Acceptance Corporation Series     6.41   2/8/2000       21           0       21
                                          1998-STF1 Class A1
            2,827           0     2,827 GMAC #1996 C1 A1                               6.91  2/15/2006    2,819           0    2,819
              362           0       362 Independent National Mortgage Corporation      8.84 12/25/2024      374           0      374
                                          Series 1994 V Class M
            1,039           0     1,039 Independent National Mortgage Corporation      8.72  1/25/2025    1,077           0    1,077
                                          Series 1994 X Class A2
            2,854           0     2,854 Independent National Mortgage Corporation      7.34  4/25/2025    2,864           0    2,864
                                          Series 1995 E Class A1
            3,500           0     3,500 Mall of America Capital Company LLC Series     6.30  3/12/2005    3,500           0    3,500
                                          200-1 A
            1,721           0     1,721 Merrill Lynch Mortgage Investors Incorporated  6.83  6/15/2018    1,719           0    1,719
            2,943           0     2,943 Merrill Lynch Mortgage Investors Incorporated  6.75  9/15/2023    2,941           0    2,941
                                          Series 1993-F A3
              184           0       184 Merrill Lynch Mortgage Investors Incorporated  8.20  1/25/2005      183           0      183
                                          Series 1994-I
            2,086           0     2,086 MLCC Mortgage Investors Incorporated Series    6.93  7/15/2019    2,087           0    2,087
                                          1994 A Class A3
            3,910           0     3,910 Nationslink Funding                            6.48  9/10/2007    3,909           0    3,909
              109           0       109 Residential Funding Mortgage Security Series   6.94  8/25/2021      109           0      109
                                          1991 21 BA
               16           0        16 RTC Series 1991 M6 A3                          8.56  6/25/2021       16           0       16
              190           0       190 RTC Series 1991-6 E                           11.61  5/25/2024      189           0      189
            1,040           0     1,040 RTC Series 1992-18P A4                         7.58  4/25/2028    1,040           0    1,040
            4,278           0     4,278 RTC Series 1994-1 Class A5                     7.28  9/25/2029    4,284           0    4,284
              782           0       782 RTC Series 1995-1 A3                           7.06 10/25/2028      783           0      783
            2,479           0     2,479 SASCO 99-C3 A                                  7.01 10/21/2013    2,483           0    2,483
            3,927           0     3,927 Vendee Mortgage Trust Series 1993-1 Class E    7.00  1/15/2016    3,917           0    3,917
                                                                                                       -----------------------------
                                                                                                         35,038           0   35,038

                                        CORPORATE BONDS & NOTES

                                        Apparel & Other Finished Products Made From
                                        Fabrics & Similar Materials
            3,400           0     3,400 V.F. Corporation                               9.50   5/1/2001    3,464           0    3,464

                                        Business Services
            3,250           0     3,250 First Data Corporation                         6.82  9/18/2001    3,222           0    3,222
            1,825           0     1,825 Sun Microsystems Incorporated                  7.00  8/15/2002    1,798           0    1,798
                                                                                                       -----------------------------
                                                                                                          5,020           0    5,020

                                        Chemicals & Allied Products
            3,100           0     3,100 Monsanto Company                               5.38  12/1/2001    3,017           0    3,017

                                        Communications
            2,500           0     2,500 Bell Atlantic Financial                        6.30  3/21/2002    2,498           0    2,498
            2,000           0     2,000 Cox Communications Incorporated                7.00  8/15/2001    1,978           0    1,978
            1,000           0     1,000 Sprint Corporation                             8.13  7/15/2002    1,009           0    1,009
            2,000           0     2,000 Viacom Incorporated                            6.75  1/15/2003    1,945           0    1,945
            2,000           0     2,000 WorldCom Incorporated                          7.05 11/26/2001    1,998           0    1,998
                                                                                                       -----------------------------
                                                                                                          9,428           0    9,428

                                        Domestic Depository Institutions
            4,000           0     4,000 BankAmerica Corporation                        8.13   2/1/2002    4,025           0    4,025
            4,037           0     4,037 Chase Manhattan Corporation                   10.13  11/1/2000    4,087           0    4,087
            2,490           0     2,490 Citicorp                                       9.50   2/1/2002    2,571           0    2,571
            2,500           0     2,500 Corestates Capital Corporation                 9.63  2/15/2001    2,541           0    2,541
            2,735           0     2,735 Firstar Bank Milwaukee                         6.25  12/1/2002    2,639           0    2,639
            2,000           0     2,000 FleetBoston Financial Group                    6.46  3/27/2003    1,995           0    1,995
            4,000           0     4,000 Mellon Financial Company                       9.75  6/15/2001    4,080           0    4,080
            2,650           0     2,650 US Bank NA North Dakota                        6.58  6/20/2001    2,645           0    2,645
                0       1,000     1,000 Bank One, MTN                                  6.70 03/15/2002        0         989      989
                0       1,000     1,000 KeyCorp, MTN                                   6.75 05/29/2001        0         995      995
                                                                                                       -----------------------------
                                                                                                         24,583       1,984   26,567

                                        Eating & Drinking Places
            4,000           0     4,000 McDonald's Corporation                         6.00  6/23/2002    3,880           0    3,880

                                        Electric, Gas & Sanitary Services
            2,000           0     2,000 El Paso Natural Gas                            7.75  1/15/2002    1,995           0    1,995
                0         375       375 Northern Illinois Gas                          6.45   8/1/2001        0         373      373
                0       1,000     1,000 Scottish Power PLC, MTN                        7.25 09/09/2002        0         998      998
                                                                                                       -----------------------------
                                                                                                          1,995       1,371    3,366

                                        Food & Kindred Products
            5,350           0     5,350 Whitman Corporation                            7.50  8/15/2001    5,330           0    5,330

                                        Food Stores
            3,350           0     3,350 Kroger Company                                 7.13  10/1/2000    3,348           0    3,348

                                        Holding & Other Investment Offices
            5,000           0     5,000 Main Place Real Estate Investment              6.94  5/28/2002    4,990           0    4,990

                                        Industrial & Commercial Machinery & Computer
                                          Equipment
            2,400           0     2,400 Tyco International Limited                     6.50  11/1/2001    2,373           0    2,373

                                        Insurance
                0       1,000     1,000 Aetna Services                                 6.75 08/15/2001        0         993      993

                                        Measuring, Analyzing, and Controlling
                                          Instruments; Photographic, Medical & Optical
                                          Goods
            1,600           0     1,600 Bausch & Lomb Incorporated                     6.15   8/1/2001    1,564           0    1,564

                                        Miscellaneous Retail
            2,900           0     2,900 Rite Aid Corporation                           6.70 12/15/2001    2,378           0    2,378
                0       1,000     1,000 J.C. Penney, MTN                               6.38 09/15/2000        0         996      996
                0       1,000     1,000 Sears Roebuck Acceptance, MTN                  6.40 09/25/2000        0         999      999
                                                                                                       -----------------------------
                                                                                                          2,378       1,995    4,373

                                        Nondepository Credit Institutions
            3,850           0     3,850 Caterpillar Financial Services                 6.69   8/1/2002    3,850           0    3,850
            3,900           0     3,900 Ford Capital BV                                9.38  5/15/2001    3,959           0    3,959
            3,200           0     3,200 General Electric Capital Corporation           6.29 12/15/2001    3,152           0    3,152
            1,500           0     1,500 Transamerica Financial                         6.41  6/20/2000    1,500           0    1,500
            1,000           0     1,000 Transamerica Financial                         6.36  6/26/2000    1,000           0    1,000
            2,700           0     2,700 USAA Capital Corporation                       6.90  11/1/2002    2,656           0    2,656
                0       1,000     1,000 Bear Stearns                                   6.75 05/01/2001        0         994      994
                0       1,000     1,000 Beneficial, MTN                                6.33 12/18/2000        0         998      998
                0       1,000     1,000 International Lease Finance                    5.45 01/04/2002        0         971      971
                0       1,000     1,000 John Deere Capital, MTN                        6.15 08/01/2000        0       1,000    1,000
                                                                                                       -----------------------------
                                                                                                         16,117       3,963   20,080

                                        Oil & Gas Extraction
            2,000           0     2,000 Enron Corporation                              9.13   4/1/2003    2,050           0    2,050

                                        Paper & Paper Products
                0       1,000     1,000 Mead Corporaton                                6.60 03/01/2002        0         991      991

                                        Security & Commodity Brokers, Dealers,
                                          Exchanges & Service
            2,000           0     2,000 Charles Schwab Corporation                     7.36  4/25/2002    1,985           0    1,985
            2,750           0     2,750 Merrill Lynch & Company Incorporated           6.70  5/30/2001    2,750           0    2,750
            2,375           0     2,375 Paine Webber Group Incorporated                6.36  6/26/2001    2,364           0    2,364
                0       1,000     1,000 Goldman Sachs Group LP                         6.20 12/15/2000        0         997      997
                0       1,000     1,000   Merrill Lynch                                6.50 04/01/2001        0         996      996
                                                                                                       -----------------------------
                                                                                                          7,099       1,993    9,092

                                        Stone, Clay, Glass & Concrete Products
            3,475           0     3,475 Newell Company                                 6.18  7/11/2000    3,475           0    3,475

                                        Telephones & Telecommunications
                0       1,000     1,000 Lucent Technologies                            6.90 07/15/2001        0       1,001    1,001

                                        Transportation By Air
            4,000           0     4,000 Southwest Airlines Company                     9.40   7/1/2001    4,080           0    4,080

                                        Transportation Services
            4,000           0     4,000 Daimler Chrysler                               6.67  9/25/2001    3,945           0    3,945

                                        Wholesale Trade-Nondurable Goods
            1,750           0     1,750 Safeway Incorporated                           7.00  9/15/2002    1,717           0    1,717

                                        TOTAL CORPORATE BONDS & NOTES                                   109,853      14,291  124,144

                                        YANKEE BONDS
                0       1,000     1,000 General Motors Acceptance                      5.50 01/14/2002        0         976      976
                0       1,000     1,000 Household Finance                              8.00 05/09/2005        0       1,010    1,010
                                                                                                       -----------------------------
                                                                                                              0       1,986    1,986

                                        MUNICIPAL BONDS & NOTES
            3,300           0     3,300 Connecticut State GO Bonds Taxable Series A    5.70  1/15/2001    3,272           0    3,272
            2,215           0     2,215 Cow Creek Bank Umpqua Tribe of Indians AMBAC   6.20   7/1/2003    2,135           0    2,135
                                          Insured
            3,145           0     3,145 Denver CO City and County SD #1 Educational    6.34 12/15/2000    3,132           0    3,132
                                          Facilities RV Taxable Pension School
                                          Facilities Lease AMBAC insured
            2,000           0     2,000 Hudson County NJ GO Bonds FSA insured          6.09   9/1/2005    1,929           0    1,929
            2,005           0     2,005 Michigan State Taxable-Clean Initiative GO     6.75  11/1/2002    1,989           0    1,989
                                          Bonds Series B
            5,000           0     5,000 New York NY GO Bonds                           6.10   8/1/2001    4,904           0    4,904
            4,000           0     4,000 New York State GO Bonds Series C               6.13   3/1/2002    3,918           0    3,918
            2,200           0     2,200 North Carolina State Taxable-Public            6.70   3/1/2001    2,189           0    2,189
                                          Improvement GO Bonds Series B
            2,590           0     2,590 Seattle WA GO Bonds Series B                   7.10  1/15/2004    2,571           0    2,571
            1,870           0     1,870 Washington State GO Bonds State Housing Trust  6.60   1/1/2001    1,864           0    1,864
                                          Fund Series T
                                                                                                       -----------------------------
                                                                                                         27,903           0   27,903

                                        U.S. GOVERNMENT AGENCY OBLIGATIONS

                                        Federal Home Loan Bank
                0       1,000     1,000 Federal Home Loan Bank                         5.44 01/29/2002        0         979      979
                0       2,000     2,000 Federal Home Loan Bank                         6.08 07/08/2002        0       1,971    1,971
                0       1,000     1,000 Federal Home Loan Bank                         7.25 02/28/2003        0       1,001    1,001
                0       1,000     1,000 Federal Home Loan Bank                         7.25 05/13/2005        0       1,010    1,010
                                                                                                       -----------------------------
                                                                                                              0       4,961    4,961

                                        Federal Home Loan Mortgage Corporation
            4,000           0     4,000 FHLMC #1192 I                                  7.50  1/15/2007    3,995           0    3,995
               83           0        83 FHLMC #410220                                  7.20  10/1/2025       83           0       83
            3,634           0     3,634 FHLMC #786614                                  6.08   8/1/2025    3,491           0    3,491
            5,011           0     5,011 FHLMC #786702                                  5.78   6/1/2029    4,904           0    4,904
              486           0       486 FHLMC #845151                                  7.03   6/1/2022      496           0      496
              156           0       156 FHLMC #846367                                  7.52   4/1/2029      160           0      160
            5,000           0     5,000 FHLMC #2091 NA                                 5.50  3/15/2004    4,937           0    4,937
            5,000           0     5,000 FHLMC #2091 PC                                 6.00  6/15/2016    4,793           0    4,793
                0       1,000     1,000 FHLMC                                          6.25 10/15/2002        0         987      987
                                                                                                       -----------------------------
                                                                                                         22,859         987   23,846

                                        Federal National Mortgage Association
              153           0       153 FNMA #331866                                   7.54  12/1/2025      155           0      155
              179           0       179 FNMA #318464                                   7.49   4/1/2025      182           0      182
              188           0       188 FNMA #46698                                    6.89  12/1/2015      189           0      189
              202           0       202 FNMA #220706                                   6.61   6/1/2023      204           0      204
              504           0       504 FNMA #321051                                   6.97   8/1/2025      513           0      513
            1,024           0     1,024 FNMA #155506                                   8.18   4/1/2022    1,046           0    1,046
            1,611           0     1,611 FNMA #1994 M2 A                                6.63  2/25/2001    1,601           0    1,601
            1,892           0     1,892 FNMA #190815                                   6.21   7/1/2017    1,840           0    1,840
            2,481           0     2,481 FNMA #519047                                   5.93   9/1/2029    2,488           0    2,488
           14,502           0    14,502 FNMA #535236                                   6.00   9/1/2006   13,751           0   13,751
           15,000           0    15,000 FNMA                                           5.38  3/15/2002   14,539           0   14,539
            6,229           0     6,229 FNMA 1991 146                                                     6,272           0    6,272
            6,200           0     6,200 FNMA 1999-19                                                      6,094           0    6,094
            7,100           0     7,100 FNMA 1999-19                                                      7,023           0    7,023
                0       1,000     1,000 FNMA, MTN                                      5.41 02/04/2002        0         975      975
                0       1,000     1,000 FNMA, MTN                                      6.50 09/05/2002        0         987      987
                                                                                                       -----------------------------
                                                                                                         55,897       1,962   57,859

                                        Government National Mortgage Association
            4,353           0     4,353 GNMA #780533                                   7.00  7/15/2008    4,243           0    4,243

                                        Small Business Administration
               30           0        30 SBA #501973                                   10.63 12/25/2001       31           0       31
               49           0        49 SBA #500276                                   10.88  5/25/2007       53           0       53
               54           0        54 SBA #500025                                    8.88 12/25/2010       56           0       56
               55           0        55 SBA #502974                                    9.63  1/25/2010       58           0       58
               64           0        64 SBA #502083                                    8.88 11/25/2004       66           0       66
               75           0        75 SBA #502966                                   10.23  5/25/2015       81           0       81
               78           0        78 SBA #500569                                   10.88  6/25/2008       84           0       84
               88           0        88 SBA #502241                                    8.88  4/25/2003       89           0       89
              109           0       109 SBA #500299                                   10.88  6/25/2007      117           0      117
              163           0       163 SBA #502583                                   10.23  9/25/2003      168           0      168
              278           0       278 SBA #501224                                    7.75  6/25/2015      286           0      286
              283           0       283 SBA #500957                                    9.25  7/25/2014      300           0      300
              316           0       316 SBA #500664                                    8.88  3/25/2004      324           0      324
              527           0       527 SBA #503405                                    9.38  5/25/2013      562           0      562
              856           0       856 SBA #503664                                    9.47  1/25/2013      910           0      910
            1,043           0     1,043 SBA #503658                                   10.13  9/25/2010    1,120           0    1,120
            1,708           0     1,708 SBA #503611                                    8.88 12/25/2021    1,807           0    1,807
                                                                                                       -----------------------------
                                                                                                          6,112           0    6,112

                                        Tennessee Valley Authority
            3,020           0     3,020 TVA                                            6.24  7/15/2045    2,978           0    2,978

                                        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         92,091       7,910  100,001

                                        U.S. TREASURY OBLIGATIONS
                0       1,000     1,000 U.S. Treasury Notes                            6.38 09/30/2001        0         999      999
                0       1,000     1,000 U.S. Treasury Notes                            6.13 12/31/2001        0         996      996
                0       1,000     1,000 U.S. Treasury Notes                            6.25 01/31/2002        0         998      998
                                                                                                       -----------------------------
                                                                                                              0       2,993    2,993

                                        SHORT-TERM INVESTMENTS
            5,509           0     5,509 Banc of America Securities LLC Pooled                             5,509           0    5,509
                0     919,181   919,181 SEI Daily Income Trust Money Market Portfolio                         0         919      919
                0      71,174    71,174 SEI Daily Income Trust Prime Obligation
                                          Portfolio                                                           0          71       71
                                                                                                       -----------------------------
                                                                                                          5,509         990    6,499

                                        SUB-TOTALS                                                    $ 336,682 $    28,170 $364,852

                                        PORTION OF CORE PORTFOLIO NOT OWNED BY STABLE
                                          INCOME FUND                                                  (133,887)          0(133,887)

                                        TOTAL INVESTMENTS, AT MARKET VALUE                           $  202,795 $    28,170 $230,965
                                                                                                       =============================

                                        TOTAL INVESTMENTS, AT COST                                   $  205,090 $    28,596 $233,686
                                                                                                       =============================

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

                               Wells Fargo Funds

              Notes to Pro Forma Financial Statements (Unaudited)


1)  Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and the Statement of Operations reflect the accounts of The Achievement Funds Trust ("Achievement") and certain funds within the Wells Fargo Funds Trust ("Wells Fargo") as of, and for the periods specified in the statements. These pro forma statements have been derived from the annual and semi-annual reports of Achievement and Wells Fargo.

Wells Fargo Bank, N.A. has agreed to pay all expenses of the reorganization so Achievement or Wells shareholders will not bear these costs.

The pro forma statements give effect to the proposed transfer of assets and liabilities for the following fund mergers:

Achievement Fund                             Wells Fund
----------------                             ----------

Equity Fund                                  Growth Fund (1)
Balanced Fund                                Asset Allocation Fund (1)
Municipal Bond Fund                          National Tax-Free Fund (1)
Idaho Municipal Bond Fund                    National Tax-Free Fund (1)
Intermediate Term Bond Fund                  Income Fund (1)
Short Term Bond Fund                         Stable Income Fund (1)

   (1) For each merger transaction, the respective Wells Fargo Fund will be the accounting and the legal survivor.


Under generally accepted accounting principles, the historical cost of the investment securities will be carried forward to the surviving entity. The pro forma statements have been prepared utilizing proposed fee data and historical data of the Achievement and Wells Fargo Funds.

The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of Achievement and Wells Fargo.

Pro forma adjusted annual investment advisory fee rates used were .75% for WF Growth Fund, .80% for WF Asset Allocation Fund, .40% for WF National Tax-Free Fund and .50% for the WF Income and Stable Income Funds.

Pro forma adjusted administration fees were computed based on the annual rate of .15% of average daily net assets of the Funds.

Pro forma adjusted transfer agency fees were calculated on a per shareholder account basis.

Pro forma adjusted custody fees were computed based on an annual rate of .02% of average daily net assets.

Pro forma adjusted shareholder servicing fees were computed based on an annual rate of .25% for Class A and Class B average daily net assets.

Pro forma distribution fees were computed based on an annual rate of .75% of Class B and Class C average daily net assets.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2) Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses.

3) Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

                                    PART C

                               OTHER INFORMATION

Item 15.  INDEMNIFICATION.

Incorporated by reference to Item 15 of the Trust's Registration Statement on Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253).

Item 16.  EXHIBITS.

        All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number    Description

     (1) Amended and Restated Declaration of Trust dated August 19, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed on December 17, 1999.

     (2)          Not applicable

     (3)          Not Applicable.

     (4) Form of Agreement and Plan of Reorganization, is incorporated by reference to Exhibit 4 of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).

     (5)          Not Applicable.

Exhibit Number    Description

     (6)(a) Investment Advisory Agreement between the Registrant and Wells Fargo Bank, N.A., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(b) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Barclays Global Fund Advisors, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(c) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Dresdner RCM Global Investors LLC, dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(d) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Galliard Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(e) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Peregrine Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(f) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Schroder Investment Management North America, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(g) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Smith Asset Management Group, L.P., dated November 8, 1999 as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(h) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Wells Capital Management Incorporated, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

Exhibit Number    Description

       (7) Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (8)        Not Applicable.

       (9)(a) Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A. dated November 8, 1999, as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (9)(b) Custody Agreement between Registrant and Barclays Global Investors, dated November 8, 1999 as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (10) Distribution Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (11) Opinion and Consent of Counsel, is incorporated by reference to Exhibit 11 of Item 16 of the Trust's Registration Statement on Form N-14, filed November 3, 2000 (files Nos. 333-49224; 811-09253).

       (12)       See Item 17(3) of this Part C.

       (13)(a) Fee and Expense Agreement between Registrant and Wells Fargo Bank, N.A. dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       13(b) Administration Agreement between Registrant and Wells Fargo Bank, N.A., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       13(c) Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

Exhibit Number    Description

       (14)(a) Consent of Independent Auditors of Wells Fargo Funds Trust - KPMG LLP to the use of the reports dated July 10, 2000 for the Wells Fargo Income and Stable Income Funds, August 7, 2000 for the Wells Fargo National Tax-Free Fund, and November 3, 2000 for the Wells Fargo Growth and Asset Allocation Funds, filed herewith.

       (14)(b)    Consent of Independent Auditors of The Achievement Funds
                  Trust - Deloitte & Touche LLP, is incorporated by reference to
                  Exhibit 14(b) of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).

       (15)       Not Applicable.

       (16) Powers of Attorney, are incorporated by reference to Exhibit 16 of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).

       (17) Form of Proxy Ballot, is incorporated by reference to Exhibit 17 of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).


ITEM 17.    UNDERTAKINGS.

(1) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 6th day of December, 2000.

                                                  WELLS FARGO FUNDS TRUST

                                                  By: /s/ Christopher Bellonzi
                                                      ________________________
                                                      Christopher Bellonzi
                                                      Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 6th day of December, 2000.


          SIGNATURES                              TITLE

________________________________    President and/or Principal Executive
Michael J. Hogan*                   Officer

________________________________    Treasurer and/or Principal Financial
Karla M. Rabusch*                   Officer


A Majority of the Trustees*

Robert C. Brown                     Trustee
Donald H. Burkhardt                 Trustee
Jack S. Euphrat                     Trustee
Thomas S. Goho                      Trustee
Peter G. Gordon                     Trustee
W. Rodney Hughes                    Trustee
Richard M. Leach                    Trustee
J. Tucker Morse                     Trustee
Timothy J. Penny                    Trustee
Donald C. Willeke                   Trustee


*By: /s/ Christopher Bellonzi
    __________________________
    Christopher Bellonzi
    (Attorney-in-Fact)

                            WELLS FARGO FUNDS TRUST
                              N-14 Exhibit Index

Exhibit Number                 Description
--------------                 -----------

    14(a)            Independent Auditors' Consent - KPMG LLP.
